                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      / / Pre-Effective Amendment No. ____
                      / / Post-Effective Amendment No. ____
                        (Check appropriate box or boxes)

                          DELAWARE GROUP TAX-FREE FUND
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               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
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                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
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 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
   -----------------------------------------------------------------------------
 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
  Class A, Class B and Class C shares of beneficial interest, no par value, of
 Delaware Tax-Free USA Fund, one series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of
                                1940, as amended.

    It is proposed that this filing will become effective on March 30, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                             --- C O N T E N T S ---

This Registration Statement includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Part A - Proxy Statement/Prospectus

     4.   Part B - Statement of Additional Information

     5.   Part C - Other Information

     6.   Signatures

     7.   Exhibits

Delaware Investments (R)
A member of Lincoln Financial Group (R)

                                 PROXY MATERIALS

                     Delaware Tax-Free Florida Insured Fund

Dear Shareholder:

I am writing to let you know that a meeting of shareholders of Delaware Tax-Free
Florida  Insured Fund (the "Fund") will be held on June 21, 2007. The purpose of the meeting is to vote on an important  proposal  that affects the Fund and your investment  in it. As a  shareholder,  you have the  opportunity  to voice  your opinion on the matters that affect your Fund. This package contains  information about the proposal and the materials to use when voting by mail, by telephone or through the Internet.

Please read the enclosed  materials and cast your vote.  PLEASE VOTE YOUR SHARES
PROMPTLY.  YOUR VOTE IS EXTREMELY  IMPORTANT,  NO MATTER HOW LARGE OR SMALL YOUR
HOLDINGS MAY BE.

The proposal has been carefully  reviewed by the Fund's Boards of Trustees.  The
Trustees,  most of whom  are  not  affiliated  with  Delaware  Investments,  are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of  shareholders.  They recommend that you vote FOR the proposal.

The enclosed Q&A is provided to assist you in  understanding  the proposal.  The
proposal   is   described   in   greater    detail   in   the   enclosed   Proxy
Statement/Prospectus.

VOTING IS QUICK AND EASY.  EVERYTHING  YOU NEED IS ENCLOSED.  To cast your vote, simply  complete the proxy card  enclosed in this  package.  Be sure to sign the card  before  mailing it in the  postage-paid  envelope.  You may also vote your shares  by  touch-tone  telephone  or  through  the  Internet.  Simply  call the toll-free  number or visit the web site indicated on your proxy card, and follow the recorded or online instructions.

If you have any  questions  before  you vote,  please  call  Computershare  Fund
Services,   Inc.    ("Computershare"),    the   Fund's   proxy   solicitor,   at
[1-866-xxx-xxxx.]  Computershare  will  be glad to  help  you get  your  vote in quickly. You may also receive a telephone call from Computershare  reminding you to  vote  your  shares.  Thank  you for  your  participation  in this  important initiative.

Sincerely,
/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman, President and Chief Executive Officer

                  IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
                            AND VOTE ON THE PROPOSAL

Below is a brief  overview  of the  proposal  to be  voted  upon.  Your  vote is important.  Please read the full text of the Proxy  Statement/Prospectus,  which you should  retain for future  reference.  If you need another copy of the Proxy
Statement/Prospectus, please call Delaware Investments at 1-800-523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

You are being asked to vote to approve an Agreement  and Plan of  Reorganization between Delaware Investments Municipal Trust, on behalf of the Delaware Tax-Free
Florida Insured Fund (the "Florida Fund"),  and Delaware Group Tax-Free Fund, on
behalf of the Delaware Tax-Free USA Fund (the "USA Fund").

Proposal:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

Shareholders  of the  Florida  Fund are being  asked to  consider  and approve a reorganization  ("Transaction")  that will have the effect of  reorganizing  the
Florida Fund with and into the USA Fund.

How will the Transaction benefit shareholders?

The  Funds'  Boards   considered  a  number  of  factors  before  approving  the
Transaction.   After  considering  these  factors,  the  Boards  concluded  that shareholders  will  potentially  benefit from the  Transaction  in the following ways:

     o    Florida-only   municipal  debt  funds  are  no  longer  tax-advantaged
          investment options.  Effective January 1, 2007, the Florida intangible personal  property  tax was  repealed.  As a  result,  Florida  issued municipal bonds no longer provided a specific tax advantage to Florida residents over municipal securities issued by other states.

     o    Shareholders  of the Florida  Fund could  benefit  from the  increased diversification offered by the USA Fund, which is a national municipal bond fund  without a policy  requiring it to invest  substantially  in insured municipal securities.

     o    Investors in the Florida Fund, which is a single-state  fund, would be exposed to less  geographical  risk as  shareholders  of the USA Fund, which is a national municipal bond fund.

     o    Based upon current market conditions, including the current low demand for insured  municipal  securities as experienced by the Florida Fund, the Florida Fund may not be able to grow to a size where  economies of scale can be recognized.  The  Transaction  potentially  could enhance asset growth for the benefit of  shareholders  of the Florida Fund, as shareholders of the USA Fund.

     o    The  investment  strategies  and  policies  of the  Florida  Fund  are substantially similar, but not identical to, the investment strategies and policies of the USA Fund.

     o    The USA Fund offers a stronger  track  record  compared to the Florida
          Fund over the trailing 1-year,  3-year and 5-year periods. (OF COURSE,
          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.)

How will the Transaction work?

The USA Fund will acquire substantially all of the assets of the Florida Fund in exchange for shares of the USA Fund.  The Florida Fund will then  distribute the
USA Fund  shares  on a pro rata  basis to its  shareholders.  At the time of the
Transaction,  any shares you own of the Florida Fund will be  cancelled  and you will  receive  new  shares  in the same  class of the USA Fund that will have an aggregate  value  equal to the value of your shares in the  Florida  Fund.  More detailed  information  about the  transfer of assets by the Florida Fund and the
issuance   of   shares   by  the  USA   Fund   can  be   found   in  the   Proxy
Statement/Prospectus.

What is the anticipated timetable for the Transaction?

The  shareholder  meeting  is  scheduled  for June  21,  2007.  It is  currently anticipated that the Transaction,  if approved by shareholders,  will take place during the third quarter of 2007. Whether or not you plan to attend the Meeting, please vote your shares by mail,  by telephone or through the  Internet.  If you determine at a later date that you wish to attend this  Meeting,  you may revoke
your  proxy  and  vote  in  person,   as   provided   in  the   attached   Proxy
Statement/Prospectus.

                    COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

Yes. The Florida Fund's Board of Trustees has unanimously  approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a  shareholder,  you are  entitled  to one  vote for each  full  share  and a fractional  vote for each  fractional  share of the Florida Fund that you own on the record date. The record date is March 20, 2007.

How do I vote my shares?

You can vote your shares by completing  and signing the enclosed  proxy card and mailing  it in  the  enclosed  postage-paid  envelope.  You  may  also  vote  by touch-tone  telephone by calling the toll-free number printed on your proxy card and following the recorded instructions.  In addition, you may also vote through the Internet by visiting  www.delawareinvestments.com  and following the on-line instructions.  If you need any assistance,  or have any questions  regarding the proposal or how to vote your shares,  please call  Computershare  Fund Services,
Inc., the Florida Fund's proxy solicitor, at [1-866-xxx-xxxx.]

How do I sign the proxy card?

Individual Accounts:   Shareholders should sign exactly as their names appear on
                       the account registration shown on the card.

Joint Accounts:        Either owner may sign, but the name of the person signing
                       should conform exactly to a name shown in the
                       registration.

All Other Accounts:    The person signing must indicate his or her capacity.
                       For example, if Ms. Ann B. Collins serves as a trustee
                       for a trust account or other type of entity, she should
                       sign, "Ann B. Collins, Trustee."

How can I find more information on the Proposal?

You should read the Proxy  Statement/Prospectus  that provides details regarding the  proposal.  If you  have  any  questions,  please  call  Computershare  Fund
Services, Inc., the Florida Fund's proxy solicitor at [1-866-xxx-xxxx.]

                     DELAWARE TAX-FREE FLORIDA INSURED FUND
               (a series of Delaware Investments Municipal Trust)

                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                        NOTICE OF MEETING OF SHAREHOLDERS
                           To be held on June 21, 2007

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a Meeting (the  "Meeting") of  Shareholders  of
Delaware  Tax-Free Florida Insured Fund (the "Florida Fund" or "Acquired Fund"),
a series of Delaware  Investments  Municipal Trust, has been called by the Board of  Trustees  of Delaware  Investments  Municipal  Trust and will be held at the offices  of  Delaware  Investments  located  at 2001  Market  Street,  2nd Floor
Auditorium,  Philadelphia,  PA 19103,  on June 21, 2007 at [3:00 p.m.],  Eastern
Time. The Meeting is being called for the following reasons:

     1.   To approve an Agreement and Plan of  Reorganization  between  Delaware
          Investments  Municipal  Trust,  on behalf  of the  Florida  Fund,  and
          Delaware Group  Tax-Free Fund, on behalf of the Delaware  Tax-Free USA
          Fund (the "USA Fund" or "Acquiring Fund"), which provides for: (i) the acquisition by the Acquiring Fund of  substantially  all of the assets of the Acquired  Fund, in exchange for shares of the  Acquiring  Fund;
          (ii) the pro rata  distribution of shares of the Acquiring Fund to the shareholders  of the  Acquired  Fund;  and (iii) the  liquidation  and dissolution of the Acquired Fund.

     2.   To vote  upon any other  business  as may  properly  come  before  the
          Meeting or any adjournment thereof.

     Shareholders  of record of the Acquired Fund as of the close of business on
March 20,  2007 are  entitled  to notice of, and to vote at, the  Meeting or any adjournment thereof.  WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE
YOUR SHARES BY  RETURNING  THE PROXY CARD BY MAIL IN THE  ENCLOSED  POSTAGE-PAID
ENVELOPE PROVIDED, OR BY VOTING BY TELEPHONE OR OVER THE INTERNET.  YOUR VOTE IS
IMPORTANT.

                                 By Order of the Board of Trustees,

                                 /s/ Patrick P. Coyne
                                 Patrick P. Coyne
                                 Chairman, President and Chief Executive Officer

March 30, 2007

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TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER
MAILINGS,  PLEASE MARK YOUR PROXY CARD,  SIGN IT, AND RETURN IT IN THE  ENCLOSED
ENVELOPE,  WHICH  REQUIRES  NO POSTAGE IF MAILED IN THE  UNITED  STATES.  IF YOU
PREFER,  YOU MAY INSTEAD VOTE BY TELEPHONE OR THE INTERNET.  YOU MAY REVOKE YOUR
PROXY AT ANY TIME AT OR BEFORE  THE  MEETING OR VOTE IN PERSON IF YOU ATTEND THE
MEETING, AS PROVIDED IN THE ATTACHED PROXY STATEMENT/PROSPECTUS.
--------------------------------------------------------------------------------

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS
                                                                                Page

Proposal: To Approve an Agreement and Plan of Reorganization.......................x

Summary............................................................................x
         What is the purpose of the Proposal?......................................x
         How do the investment objectives, strategies and policies of the
            Acquired Fund and the Acquiring Fund compare?..........................x
         What are the principal risks associated with investments in the Funds?....x
         What are the general tax consequences of the Transaction?.................x
         Who manages the Funds?....................................................x
         What are the fees and expenses of the Funds and what might they be after the Transaction?..............................................x
         How do the performance record of the Funds compare?.......................x
         Where can I find more financial information about the Funds?..............x
         What are other key features of the Funds?.................................x

Reasons for the Transaction........................................................x

Information About the Transaction..................................................x
         How will the Transaction be carried out? .................................x
         Who will pay the expenses of the Transaction? ............................x
         What are the tax consequences of the Transaction? ........................x
         What should I know about shares of the Acquiring Fund? ...................x
         What are the capitalizations of the Funds and what might the capitalizations be after the Transaction? .............................x

Comparison of Investment Objectives, Strategies, Policies and Risks................x
         Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund? ...............x
         Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?...x
          How do the fundamental investment restrictions of the
            Funds differ? .........................................................x
         What are the risk factors associated with investments in
            the Funds? ............................................................x
         What vote is necessary to approve the Plan? ..............................x

More Information About the Funds...................................................x

Voting Information.................................................................x

Principal Holders of Shares........................................................x

EXHIBITS

Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares as of March 20, 2007

                           PROXY STATEMENT/PROSPECTUS

                              Dated March 30, 2007

               Acquisition of Substantially All of the Assets of:

                     DELAWARE TAX-FREE FLORIDA INSURED FUND
               (a series of Delaware Investments Municipal Trust)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)

     This Proxy  Statement/Prospectus  solicits proxies to be voted at a meeting
(the "Meeting") of shareholders of Delaware  Tax-Free  Florida Insured Fund (the
"Florida Fund" or "Acquired Fund"), a series of Delaware  Investments  Municipal
Trust.  The  Meeting  has been  called  by the  Board of  Trustees  of  Delaware
Investments  Municipal  Trust (the  "Board") to vote on the approval of the Plan
(as more fully described below).

     The principal offices of Delaware Investments  Municipal Trust and Delaware
Group Tax-Free Fund (each a "Trust" and collectively,  the "Trusts") are located at 2005 Market Street, Philadelphia,  PA 19103. You can reach the offices of the
Trust by telephone by calling 1-800-523-1918.

     The Meeting will be held at the offices of Delaware  Investments located at
2001 Market Street,  2nd Floor Auditorium,  Philadelphia,  PA 19103, on June 21,
2007 at [3:00 p.m.],  Eastern Time. The Board, on behalf of the Florida Fund, is soliciting these proxies. This Proxy  Statement/Prospectus will first be sent to shareholders on or about [April __, 2007].

     This  Proxy   Statement/Prospectus  gives  you  the  information  about  an investment  in the  Delaware  Tax-Free  USA Fund (the "USA  Fund" or  "Acquiring
Fund") and about other matters that you should know before voting and investing.
You should retain it for future reference. A Statement of Additional Information dated March 30, 2007 (the  "Statement of Additional  Information"),  relating to this Proxy  Statement/Prospectus  contains more information  about the Acquiring
Fund, the Acquired Fund (each, a "Fund" and, collectively,  the "Funds") and the proposed  transaction,  and has been filed with the U.S. Securities and Exchange
Commission (the "SEC") and is incorporated herein by reference.

     The Prospectus of the Acquiring Fund dated December 29, 2006, as amended to date (the "Fund Prospectus"),  is included with and is considered a part of this
Proxy  Statement/Prospectus,  and is intended  to provide  you with  information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional Information, the
Fund  Prospectus,  the  Annual  Report to  Shareholders  of the USA Fund for the
fiscal year ended August 31, 2006 or the  Semi-Annual  Report to Shareholders of
the USA Fund for the period ended February 28, 2007 (when available), by calling
1-800-523-1918, or by writing to the Trusts at Attention: Account Services, 2005
Market Street, Philadelphia, PA 19103.

     LIKE ALL  MUTUAL  FUNDS,  THE SEC HAS NOT  APPROVED  OR  DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY  STATEMENT/PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR  GUARANTEED  OR
ENDORSED  BY, ANY BANK,  AND ARE NOT  INSURED BY THE FEDERAL  DEPOSIT  INSURANCE
CORPORATION,  THE FEDERAL  RESERVE BOARD, OR ANY OTHER U.S.  GOVERNMENT  AGENCY.
MUTUAL FUND SHARES  INVOLVE  INVESTMENT  RISKS,  INCLUDING  THE POSSIBLE LOSS OF
PRINCIPAL.

          PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders  of the Acquired  Fund are being asked to consider and approve an Agreement and Plan of  Reorganization  (the "Plan") that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The  Plan  provides  for:  (i) the  acquisition  by the  Acquiring  Fund of substantially  all of the assets of the Acquired  Fund in exchange for shares of the Acquiring  Fund;  (ii) the pro rata  distribution of shares of the Acquiring
Fund to  shareholders  of the  Acquired  Fund;  and  (iii) the  liquidation  and dissolution of the Acquired Fund. If the  shareholders of the Acquired Fund vote to approve the Plan,  as a  shareholder  of the  Acquired  Fund you will receive
Acquiring  Fund  shares  equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

                                     SUMMARY

     This is only a  summary  of  certain  information  contained  in the  Proxy
Statement/Prospectus.  You should read the more complete information in the rest of this Proxy  Statement/Prospectus,  including the Plan (attached as Exhibit A)
and the Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board  approved  the Plan for the  Acquired  Fund and  recommends  that shareholders  of the Acquired  Fund  approve the Plan.  If  shareholders  of the
Acquired Fund approve the Plan,  substantially all of the Acquired Fund's assets will be transferred  to the Acquiring Fund in exchange for the Acquiring  Fund's shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring  Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund's shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this
Proxy Statement/Prospectus as the "Transaction."

     The  Transaction,  if approved for the Acquired  Fund,  will result in your shares of the Acquired Fund being  exchanged  for  Acquiring  Fund shares of the same  class  equal in value  (but  having a  different  price per share) to your shares of the Acquired Fund.  This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring  Fund.  This exchange  will occur on a date agreed to by the parties to the Plan  (hereafter, the "Closing Date"),  which is currently  expected to be in the third quarter of
2007.

     For the reasons set forth below under  "Reasons for the  Transaction,"  the
Boards  of the  Trusts  have  concluded  that  the  Transaction  is in the  best interests  of the Acquired  Fund and the  Acquiring  Fund.  The Boards have also concluded  that no  dilution in value would  result to the  shareholders  of the
Acquired Fund and the Acquiring Fund as a result of the Transaction.

How do the investment  objectives,  strategies and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the  Acquired  Fund,  the  Acquiring  Fund is a mutual fund within the
Delaware  Investments(R)  Family of Funds  (the  "Delaware  Companies")  that is managed by Delaware  Management Company ("DMC"), a series of Delaware Management
Business Trust.  The investment  objective of the Acquired Fund is substantially similar,  but not identical,  to the investment objective of the Acquiring Fund.
The Acquired  Fund seeks as high a level of current  income  exempt from federal income  tax  and  from  Florida  personal  income  tax  as  is  consistent  with preservation  of capital.  The investment  objective of the Acquiring Fund is to seek as high a level of current  interest  income exempt from federal income tax as is  available  from  municipal  obligations  as is  consistent  with  prudent investment management and preservation of capital. Income from both the Acquired
Fund and the Acquiring Fund are not subject to Florida  personal income tax, and effective January 1, 2007, to Florida tax on intangible personal property (e.g., mutual fund shares) held by  individuals.  Each Fund's  investment  objective is fundamental  and may not be  changed  by the  Board  without  prior  shareholder approval.

     In addition,  the  investment  strategies and policies of the Acquired Fund are substantially  similar, but not identical,  to the investment strategies and policies of the  Acquiring  Fund.  The Acquired  Fund has adopted a  fundamental investment  policy to seek to achieve its  investment  objective by investing at least 80% of its net assets in  municipal  securities  the income  from which is exempt from federal income taxes, including the federal alternative minimum tax, and from  Florida  personal  income  taxes.  The  Acquiring  Fund has  adopted a fundamental  investment  policy to seek to achieve its  investment  objective by investing at least 80% of its net assets in securities  the income from which is exempt from federal income taxes, including the federal alternative minimum tax.
As described  below, a Fund may not change its fundamental  investment  policies and restrictions without prior shareholder approval.

     The  Acquired  Fund has  adopted  a  non-fundamental  policy,  which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least 80% of its net assets in  insured  securities.  The  Acquired
Fund is  permitted  to  invest  up to 20% of its  total  assets  in  non-insured municipal securities that are rated within one of the top four rating categories by a nationally  recognized  statistical  rating  organization  ("NRSRO") or, if unrated,  are  determined  at the time of  purchase  by DMC to be of  equivalent credit  quality.  The  Acquiring  Fund has adopted a  non-fundamental  policy to invest at least 80% of its assets in tax-exempt  debt  obligations  rated in the top four quality  grades by Standard & Poor's  ("S&P") or another  NRSRO,  or in unrated  tax-exempt  obligations  if, in DMC's  opinion,  they are equivalent in quality to the top four quality grades.  The Acquiring Fund may invest up to 20%
of its net assets in below investment-grade securities.

     The  most  significant  differences  between  the  Acquired  Fund  and  the
Acquiring  Fund are that (1) the Acquiring  Fund does not have a  state-specific investment  mandate and therefore does not seek to provide income that is exempt from  Florida  personal  income tax (which  there is not one  currently)  or the recently repealed Florida intangible  personal property tax; (2) the policies of the  Acquiring  Fund do not  require  it to invest a certain  percentage  of its assets in insured securities  (although as of [INSERT DATE] approximately __% of the total assets of the Acquiring Fund are comprised of insured securities); and
(3)  the  Acquiring   Fund  may  invest  up  to  20%  of  its  total  assets  in non-investment grade debt securities, whereas the Acquired Fund may invest up to
20% of its total assets in non-insured  municipal securities that are investment grade. As a result of these last two differences, an investment in the Acquiring
Fund may by subject to greater  credit risks than an  investment in the Acquired
Fund.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives, Strategies, Policies and Risks"
below.

What are the principal risks associated with investments in the Funds?

     As with most  investments,  investments in the Funds involve certain risks.
There can be no guarantee  against losses resulting from an investment in either
Fund,  nor can  there  be any  assurance  that  either  Fund  will  achieve  its investment  objective.  Investments in the Funds involve risks  associated  with changes in  interest  rates,  market  conditions,  industry  conditions  and the financial  strength of issuers of the portfolio  securities  held by a Fund. The risks  associated  with an  investment  in the Acquired  Fund are  substantially identical to the risks  associated  with an investment  in the  Acquiring  Fund.
However,  to the extent that the  Acquired  Fund  invests  more of its assets in insured  securities  as compared to the Acquiring  Fund and the  Acquiring  Fund invests more of its assets in non-investment grade debt securities, the Acquired
Fund may be subject to less  credit risk  because  the  payment of interest  and principal  with  respect to such insured  securities  is insured by an insurance company and it does not invest in non-investment grade debt securities. There is no assurance,  however, that an insurance company will meet its obligations with respect to the insured  securities.  The average  weighted credit quality of the portfolio  of the  Acquired  Fund and the  Acquiring  Fund  was AA (as  rated by
S&P),  as of December 31, 2006, and the average  weighted  credit quality of the Acquiring Fund after the Transaction is currently expected to remain AA.

     Also, both Funds are considered to be "non-diversified,"  meaning that they may invest more of their assets in a fewer  number of issuers  than  diversified funds.  Accordingly,  to the  extent  that a Fund  invests  its  assets in fewer issuers as compared to a  diversified  fund,  such Fund may be more  susceptible than a fully  diversified  fund to adverse  economic,  political,  business,  or regulatory developments affecting a single issuer, industry, or economic sector.
This, in turn, can affect the Fund's net asset value.

     For further  information  about the risks of  investing  in the Funds,  see
"Comparison of Investment Objectives, Strategies, Policies and Risks" below.

What are the general tax consequences of the Transaction?

     It is expected  that  shareholders  of the Acquired Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of the Acquiring Fund pursuant to the  Transaction.  You should,  however,  consult your tax adviser regarding the effect, if any, of the
Transaction in light of your individual  circumstances.  You should also consult
your  tax  adviser  about  other  state  and  local  tax   consequences  of  the
Transaction,  if any,  because the  information  about tax  consequences in this document relates to the federal income tax consequences of the Transaction only.
For  further  information  about the  federal  income  tax  consequences  of the
Transaction,  see  "Information  About  the  Transaction  -  What  are  the  tax
consequences of the Transaction?"

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  each  Fund  is  the
responsibility  of the Board of the  applicable  Trust.  The  Boards  and senior management select officers who are responsible for the day-to-day  operations of the Funds.

     DMC  manages  the  assets  of each  of the  Funds  and  makes  each  Fund's investment  decisions.  DMC is a series of Delaware  Management  Business Trust, which is an indirect,  wholly owned subsidiary of Delaware Management  Holdings,
Inc., and is located at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.
DMC and its predecessors have been managing the assets of the Delaware Companies since 1938.  As of January 31,  2007,  DMC and its  affiliates  within  Delaware
Investments were managing in the aggregate more than [$150] billion in assets in various  institutional or separately  managed,  investment company and insurance accounts.

     In addition, the portfolio managers for the Acquired Fund and the Acquiring
Fund  are the  same.  There  will be no  management  changes  involved  with the proposed  Transaction.  As a result, the following  individuals will continue to manage the Acquiring Fund after completion of the Transaction:

     Joseph R. Baxter and Robert F.  Collins  have  primary  responsibility  for making  the  day-to-day  investment  decisions  for the  Acquired  Fund  and the
Acquiring  Fund. Mr. Baxter assumed  responsibility  for the USA Fund in January
2003 and the Florida Fund on May 22, 2003.  Mr. Collins  assumed  responsibility for both Funds on June 25, 2004.

     Joseph R. Baxter, Senior Vice President,  Head of Municipal Bond Department
and Senior Portfolio Manager,  joined Delaware Investments in 1999. He heads the firm's municipal bond department and is responsible for setting the department's investment  strategy.  He is also a co-portfolio manager of the firm's municipal bond fund clients and several other client  accounts.  Before  joining  Delaware
Investments,  he held investment  positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.

     Robert F. Collins,  Senior Vice President/Senior  Portfolio Manager, joined
Delaware  Investments  in 2004 and is a  co-portfolio  manager of several of the firm's municipal bond fund clients and other client  accounts.  Prior to joining
Delaware  Investments,  he spent five  years as a  co-manager  of the  municipal portfolio management group within PNC Advisors,  where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, he headed the municipal fixed income team at Wilmington Trust,  where he managed funds and high net worth  accounts.  Mr. Collins  earned a bachelor's  degree in economics from  Ursinus  College,  and he is  also a  former  president  of the  Financial
Analysts of Wilmington, Delaware.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structure  for each Fund is identical and the operating expenses shown are based on expenses incurred during each Fund's fiscal year ended August 31, 2006.

     You  will  notice  that  unlike  in the fee  tables  shown  in each  Fund's prospectus in previous years, the fee tables below contain an additional expense line item entitled  "Interest and Related Expenses." This new line item has been added for the following  reasons and now also appears in the prospectus for each
Fund.  The new  line  item is a result  of an  accounting  restatement  to treat inverse floater programs as financings for accounting  purposes where a fund has transferred its own municipal bonds to a trust that issues the inverse  floating rate security. Previously, the Funds had treated these transactions as a sale of the  municipal  bond and a  purchase  of the  inverse  floating  rate  security.
Consequently,  certain  expenses of an inverse floater program will be deemed to be Fund  expenses.  As a result of this  change  in  accounting  treatment,  the expense ratios in the tables below now include  "Interest and Related  Expenses"
which  include,  but are not limited to,  interest  expense,  remarketing  fees, liquidity  fees,  and trustees' fees that are  associated  with inverse  floater programs.  The expense examples following the fee tables also reflect these fees associated with inverse floater programs.  While this change required  revisions to expense  tables and certain  historical  expense  ratios for the Funds,  this change did not affect the current or historical net asset value, total return or net investment income for the Funds.

                                 FEE TABLES FOR
                        THE FLORIDA FUND AND THE USA FUND

A.  Class A Shares
                                                                   Actual                  Pro forma
                                                      --------------------------------- --------------
                                                                                               USA
                                                                                              Fund -
                                                        Florida Fund       USA Fund -     Class A After
                                                           Class A          Class A       Transaction
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          4.50%            4.50%           4.50%
 Maximum Contingent Deferred Sales Charge
     (Load) imposed on redemptions (as a percentage
     of original purchase price or redemption
     price, whichever is lower)...................         None(1)          None(1)         None(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%            0.55%           0.54%
       Distribution and Service (12b-1) Fees......          0.25%            0.23%(2)        0.23%(2)
           Interest and Related Expenses(3).......          0.24%            0.00%           0.04%
           Other Expenses.........................          0.19%            0.18%           0.17%
                                                         --------         --------         --------
       Total Other Expenses.......................          0.43%            0.18%           0.21%(8)
                                                         --------         --------         --------
       Total Annual Fund Operating Expenses.......          1.18%            0.96%           0.98%
       Fee Waiver/Expense Reimbursement...........         (0.08%)(4)       (0.12%)(4)      (0.09%)(9)
                                                         --------         --------         --------
       Net Expenses...............................          1.10%(5)         0.84%           0.89%
                                                         ========         ========         ========

B.  Class B Shares
                                                                   Actual                  Pro forma
                                                      --------------------------------- --------------
                                                                                          USA Fund -
                                                         Florida Fund -    USA Fund -    Class B After
                                                           Class B          Class B       Transaction
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          None             None             None
 Maximum Contingent Deferred Sales Charge
     (Load) imposed on redemptions (as a percentage
     of original purchase price or redemption
     price, whichever is lower)...................          4.00%(6)         4.00%(6)        4.00%(6)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%            0.55%           0.54%
       Distribution and Service (12b-1) Fees......          1.00%            1.00%           1.00%
           Interest and Related Expenses(3).......          0.24%            0.00%           0.04%
           Other Expenses.........................          0.19%            0.18%           0.17%
                                                         --------         --------         --------
       Total Other Expenses.......................          0.43%            0.18%           0.21%(8)
                                                         --------         --------         --------
       Total Annual Fund Operating Expenses.......          1.93%            1.73%           1.75%
       Fee Waiver/Expense Reimbursement...........         (0.08%)(4)       (0.12%)(4)      (0.09%)(9)
                                                         --------         --------         --------
       Net Expenses...............................          1.85%(5)         1.61%           1.66%
                                                         ========         ========         ========

C.  Class C Shares
                                                                   Actual                  Pro forma
                                                      --------------------------------- --------------
                                                                                           USA Fund -
                                                        Florida Fund -    USA Fund -     Class C After
                                                           Class C          Class C       Transaction
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          None             None             None
 Maximum Contingent Deferred Sales Charge
     (Load) imposed on redemptions (as a percentage
     of original purchase price or redemption
     price, whichever is lower)...................          1.00%(7)         1.00%(7)        1.00%(7)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%            0.55%           0.54%
       Distribution and Service (12b-1) Fees......          1.00%            1.00%           1.00%
           Interest and Related Expenses(3).......          0.24%            0.00%           0.04%
           Other Expenses.........................          0.19%            0.18%           0.17%
                                                         --------         --------         --------
       Total Other Expenses.......................          0.43%            0.18%           0.21%(8)
                                                         --------         --------         --------
       Total Annual Fund Operating Expenses.......          1.93%            1.73%           1.75%
       Fee Waiver/Expense Reimbursement...........         (0.08%)(4)       (0.12%)(4)      (0.09%)(9)
                                                         --------         --------         --------
       Net Expenses...............................          1.85%(5)         1.61%           1.66%
                                                         ========         ========         ========

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from time to time and will be disclosed in the applicable Fund's Prospectus if they are available.
(2)  The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the  Acquiring  Fund's  Class A shares that went into effect on June 1,
     1992.  The  total  12b-1  fees to be paid by  Class A  shareholders  of the
     Acquiring  Fund will be the sum of 0.10% of the  average  daily net  assets representing  shares that were acquired  prior to June 1, 1992 and 0.25% of the average  daily net assets  representing  the shares that were  acquired after June 1, 1992.  All Class A  shareholders  will bear 12b-1 fees at the same rate,  the  blended  rate based upon the  allocation  of the 0.10% and
     0.25% rates described above.
(3)  Interest and Related  Expenses  include,  but are not limited to,  interest expense,  remarketing  fees,  liquidity  fees and  trustees'  fees from the
     Fund's  participation  in  inverse  floater  programs  where  the  Fund has transferred its own bonds to a trust that issues the inverse floaters.
(4)  DMC has  contracted  to waive all or a portion of its  investment  advisory fees and/or  reimburse  expenses of the Acquired Fund through  December 31,
     2007 and the  Acquiring  Fund  through  August 31, 2008 in order to prevent total annual fund  operating  expenses  (excluding any 12b-1 plan expenses, taxes,  interest,  inverse floater program  expenses (as described above in footnote  3),  brokerage  fees,  certain  insurance  costs and  non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    (collectively,
     "non-routine  expenses"))  from exceeding 0.61% of average daily net assets of the Acquired Fund and the Acquiring  Fund. For purposes of these waivers and reimbursements,  non-routine  expenses may also include such additional costs and  expenses  as may be agreed upon from time to time by each Fund's
     Board and DMC.
(5)  Note that, less the inverse floater program  expenses  discussed above, the expense ratio for Class A, Class B, and Class C shares of the Acquired Fund would be 0.86%,  1.61%,  and 1.61%,  respectively.  The Acquiring Fund does have the ability to invest up to 25% of its assets in inverse floaters;  at the present time it does not hold them.  However,  based upon the pro forma detailed above, the assumption of the inverse floater program expenses will likely increase total expenses of the Acquiring Fund after the Transaction.
     In the event that the Acquiring  Fund invested the maximum amount of assets permitted in inverse  floaters,  the cost associated with those investments would cause its expense ratio to be higher.
(6)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(7)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.
(8)  Included  in  "Other  Expenses"  are the  one-time  estimated  costs of the reorganization,  which are anticipated to total  approximately  $87,400, of which  $26,214  is  applicable  to the  Acquiring  Fund.  The  costs of the
     Transaction are not subject to the fee waiver  currently in place or to the expense cap  described in footnote 9 below.  If the  one-time  costs of the
     Transaction were not included,  "Total Annual Fund Operating  Expenses" and
     "Net  Expenses"  would be 0.97%  and  0.88%,  1.74% and 1.65% and 1.74% and
     1.65%, for Class A, Class B and Class C shares, respectively.
(9)  In addition to the fee  waiver/fee  reimbursement  described in footnote 4,
     DMC has contractually agreed to cap (the "Expense Cap") the net expenses of the  Acquiring  Fund for at least one year  after the  closing  date of the
     Transaction  in order to ensure  that the  Acquiring  Fund's  net  expenses
     (excluding inverse floater program expenses (as described above in footnote
     3) and the expenses  related to the Transaction) do not exceed the Acquired
     Fund's total expenses  (excluding  inverse floater program expenses and the expenses related to the Transaction).  This means that the Acquiring Fund's net expenses (excluding certain non-routine expenses) for at least one year after the closing of the Transaction will not exceed 0.86%, 1.61% and 1.61%
     for Class A, Class B and Class C shares, respectively. Using Class A shares as an  example,  the net expense  ratio for the  Acquired  Fund  (excluding
     inverse  floater  program   expenses  and  the  expenses   related  to  the
     Transaction) is currently  0.86% (i.e.,  1.10% less inverse program floater expenses of 0.24%). The pro forma expense ratio of the Acquiring Fund after the  Transaction  (excluding  inverse  floater  program  expenses  and  the expenses related to the  Transaction) is expected to be 0.84% (i.e.,  0.89%
     less inverse floater program expenses of 0.04% and Transaction  expenses of
     0.01%). Therefore, based upon the estimated pro forma expenses, the Expense
     Cap and DMC's current  waiver,  DMC would waive or otherwise  reimburse the
     Acquiring  Fund for 0.09% of its  expenses.  The Expense Cap also  excludes taxes,  interest,  brokerage fees,  certain insurance costs and non-routine expenses (as defined above in footnote 4).

Examples

     These  examples  are intended to help you compare the costs of investing in
Florida  Fund  shares  with the cost of  investing  in USA  Fund  shares  of the comparable class, both before and after the Transaction.  You can also use these examples  to compare  the costs of these  Funds  with the costs of other  mutual funds.  We show  the  cumulative  amount  of  Fund  expenses  on a  hypothetical investment  of $10,000 in the Florida Fund and the USA Fund for the time periods indicated  and then  sell all of your  shares at the end of those  periods.  The examples  assume a 5% return each  year.(1)  These are examples  only and do not represent future expenses,  which may be greater or less than those shown below.
Although  your actual costs may be higher or lower,  based on these  assumptions your costs would be:

Class A Shares                                          1 Year        3 Years         5 Years          10 Years
Florida Fund                                             $557           $800           $1,062           $1,811
USA Fund                                                  532            731              946            1,565
Pro forma USA Fund (after the Transaction)                537            740              959            1,589

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
Florida Fund                                             $588           $823           $1,184           $2,052
USA Fund                                                  564            758            1,077            1,827
Pro forma USA Fund (after the Transaction)                569            767            1,091            1,851

Class C Shares                                          1 Year        3 Years         5 Years          10 Years
Florida Fund                                             $288           $598           $1,034           $2,247
USA Fund                                                  264            533              927            2,031
Pro forma USA Fund (after the Transaction)                269            542              941            2,055

You would pay the following  expenses on the same investment if you did not sell your shares:

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
Florida Fund                                             $188           $598           $1,034           $2,052
USA Fund                                                  164            533              927            1,827
Pro forma USA Fund (after the Transaction)                169            542              941            1,851

Class C Shares                                          1 Year        3 Years         5 Years          10 Years
Florida Fund                                             $188           $598           $1,034           $2,247
USA Fund                                                  164            533              927            2,031
Pro forma USA Fund (after the Transaction)                169            542              941            2,055

(1)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical  5%  return  we  used  here.  This  example  reflects  the net operating  expenses with the contractual fee waivers and expense limits for the one-year  contractual  period and the total operating  expenses without the fee waivers and expense limits for years two through ten.
(2)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

     THESE ARE JUST EXAMPLES.  THEY DO NOT REPRESENT PAST OR FUTURE  EXPENSES OR
RETURNS. Each of the Funds pays its own operating expenses. The effects of these expenses are  reflected  in the net asset value and are not directly  charged to your  account.  The  expenses  of each of the Funds are  comprised  of  expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular  series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section "Reasons for the  Transaction," the Board of each  Trust  considered  a  number  of  factors  when  reviewing  the  Plan  and considering  the  proposed  Transaction.  The  performance  history of the Funds
(without sales charge) as of December 31, 2006 is shown below:

                                                Average Annual Total Returns

                                                                                        10 Years or
Fund and Class                               1 Year         3 Years        5 Years    Since Inception(1)

Florida Fund--Class A                         4.39%          3.95%          5.09%          5.26%
USA Fund--Class A                             5.16%          4.72%          5.91%          5.20%

Florida Fund--Class B                         3.70%          3.18%          4.30%          4.63%
USA Fund--Class B                             4.36%          3.92%          5.09%          4.53%

Florida Fund--Class C                         3.70%          3.20%          4.28%          4.12%
USA Fund--Class C                             4.36%          3.92%          5.09%          4.38%

(1)  The inception dates for each of the Funds and their respective  classes are listed below:

Florida Fund
Class A:  1/1/92
Class B:  3/11/94
Class C: 9/29/97

USA Fund
Class A: 1/11/84
Class B: 5/2/94
Class C: 11/29/95

Where can I find more financial information about the Funds?

     The Acquiring Fund's Annual Report, which is included with the Statement of
Additional  Information,  and  the  Acquired  Fund's  Annual  Report  contain  a discussion  of the Funds'  performance  during the past fiscal year and show per share information for each of the past five fiscal years.  These documents,  and the Funds' most recent Semi-Annual Reports (where available), are available upon request.  (See "More  Information  About the Funds.") The Fund  Prospectus  also contains further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase. The investment management fees for the Funds are:

     ----------------------- -------------------------------------------
                  Fund                    Investment Management Fee
     ----------------------- -------------------------------------------
     Acquired Fund           0.50% on the first $500 million;
                             0.475% on the next $500 million;
                             0.45% on the next $1.5 billion;
                             0.425% on assets in excess of $2.5 billion
     ----------------------- -------------------------------------------
     Acquiring Fund          0.55% on first $500 million
                             0.50% on next $500 million
                             0.45% on next $1.5 billion
                             0.425% on assets in excess of $2.5 billion
     ----------------------- -------------------------------------------

     DMC has contracted to waive that portion,  if any, of the annual management fees  payable  by each  Fund and to pay  certain  expenses  of each Fund for the period  through  December 31, 2007 (for the  Acquired  Fund) and August 31, 2008
(for the Acquiring  Fund) to the extent  necessary to limit the total  operating expenses of each Fund to the levels  described  in the Fee Tables  beginning  on page __.

     Distribution Services.  Pursuant to underwriting agreements relating to the
Funds, Delaware Distributors,  L.P. ("DDLP"), 2005 Market Street,  Philadelphia,
Pennsylvania  19103,  serves as the national  distributor  for the shares of the
Funds.  DDLP pays the expenses of the promotion and  distribution  of the Funds'
shares,  except for  payments by the Funds on behalf of Class A shares,  Class B shares  and  Class C shares  under  their  respective  12b-1  Plans.  DDLP is an indirect,  wholly owned subsidiary of Delaware Management Holdings,  Inc. and an affiliate of DMC.

     Pursuant  to  a  contractual   arrangement  with  DDLP,  Lincoln  Financial
Distributors,  Inc.  ("LFD"),  2001 Market  Street,  Philadelphia,  Pennsylvania
19103-7055,  is  primarily  responsible  for  promoting  the sale of Fund shares through broker/dealers,  financial advisors and other financial  intermediaries.
LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1 Plans.  The Funds have adopted a separate  distribution  plan or
"Rule  12b-1  Plan" for each of its Class A shares,  Class B shares  and Class C shares  (collectively,  the "Rule 12b-1 Plans" and, each  individually,  a "Rule
12b-1 Plan").

     Each Rule 12b-1 Plan permits the relevant  Fund to pay out of the assets of the Class A shares,  Class B shares and Class C shares,  as applicable,  monthly fees to DDLP for its services and expenses in distributing  and promoting shares of such  classes.  These  expenses  may include,  among  others,  preparing  and distributing advertisements,  sales literature and prospectuses and reports used for sales  purposes,  compensating  sales and  marketing  personnel,  and paying distribution  and maintenance  fees to securities  brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class
B shares  and  Class C  shares  are also  used to pay  DDLP  for  advancing  the commission costs to dealers with respect to the initial sale of such Class B and
Class C shares.  In  addition,  each Fund's Rule 12b-1 Plan permits the relevant
Fund to make  payments  out of the assets of the Class A shares,  Class B shares and Class C shares to other unaffiliated  parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

     The  maximum  aggregate  annual fee  payable by a Fund under its Rule 12b-1
Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of the Florida Fund's average daily net assets of Class A shares and up to 0.25% of the USA Fund's  average  daily net assets of Class A shares (as  explained  more fully  below);  and up to 1.00%  (0.25% of which are service  fees to be paid to
DDLP,  dealers and others for  providing  personal  service  and/or  maintaining shareholder  accounts) of Class B shares' and Class C shares'  average daily net assets.  The Boards for the Trusts may reduce  these  amounts at any time.  With regard to the USA Fund's  Class A shares,  the Board has  adopted a formula  for calculating  12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders  of the
USA Fund will be the sum of 0.10% of the average  daily net assets  representing shares that were  acquired  prior to June 1, 1992 and 0.25% of the average daily net assets  representing shares that were acquired on or after June 1, 1992. All of the USA Fund's  Class A  shareholders  will bear 12b-1 fees at the same rate, which is the blended rate based upon the allocation of the 0.10% and 0.25% rates described above.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and  redemption of each Fund's shares are  identical.  You may refer to the Fund  Prospectus  under the section  entitled  "About Your  Account" for the purchase,  exchange,  and  redemption  procedures  applicable to the  purchases, exchanges and redemptions of the Acquiring Fund's shares.

     Dividends,  Distributions and Taxes. For each Fund,  dividends are declared daily and paid monthly,  while capital gains, if any, are distributed  annually.
For more information about dividends,  distributions and the tax implications of investing  in the  Acquiring  Fund,  please  see the Fund  Prospectus  under the section entitled "About Your Account--Dividends, distributions and taxes."

                           REASONS FOR THE TRANSACTION

     Based on the  considerations  described  below,  the Board,  including  the trustees  who are  deemed to be  independent  trustees  (each,  an  "Independent
Trustee" and,  collectively,  the  "Independent  Trustees") under the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of the Acquired Fund and the Acquiring Fund,  have  determined  that the Transaction  would be in the best  interests  of the  Acquired  Fund  and the  Acquiring  Fund  and  that the interests of the Acquired Fund's and the Acquiring Fund's existing  shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Boards for the Trusts held on February 14-15, 2007, DMC presented  the Plan to the Trustees  and  provided  the  Trustees  with data and analysis  regarding  the  proposed  Transaction.  At  the  meeting,  the  Boards considered a number of factors, including the following:

     o    The  compatibility  of  the  Acquired  Fund's  investment   objective,
          policies and restrictions with the investment objective,  policies and restrictions of the Acquiring Fund;

     o    The relative investment performance and yields of the Funds;

     o    The relative  size of the Acquired  Fund as compared to the  Acquiring
          Fund both before and after the Transaction;

     o    The  relative  past and current  growth in assets of the Funds and the
          anticipated   future   inability  of  the  Acquired  Fund  to  achieve
          satisfactory   asset   growth  as  analyzed  by  DDLP  as  the  Fund's
          distributor;

     o    The relative expense ratios of the Funds and the anticipated impact of the proposed  Transaction  on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

     o    The proposal of DMC to cap the  Acquiring  Fund's total  expenses once the  Transaction  is  completed  for a  one-year  period  so that  the
          Acquiring  Fund's  total  expenses,  as a  percentage  of average  net assets,  are no higher than the Acquired Fund's total  expenses,  as a percentage of average net assets, before the Transaction (exclusive of
          the  inverse  floater  program   expenses  and  the  expenses  of  the
          Transaction, as well as certain other expenses);

     o    The  anticipated  federal income tax  consequences  of the Transaction with respect to each Fund and its shareholders;

     o    The  estimated  costs of the  Transaction  and the extent to which the
          Funds would bear such costs; and

     o    The   potential   benefits  of  the  proposed   Transaction   for  the
          shareholders of the Acquired Fund and the Acquiring Fund.

     The Boards noted that the  investment  objective  for the Acquired  Fund is substantially  similar to the  investment  objective of the Acquiring  Fund. The
Boards also noted that the portfolio of the Acquired Fund has historically  been managed in substantially the same manner as the portfolio of the Acquiring Fund.
The Boards considered the differences with respect to the Funds'  investments in insured  securities  and the  relative  differences  in  credit  quality  of the portfolios'  investments.  The materials  provided to the Boards also  explained
that  the   investment   strategies  and  policies  of  the  Acquired  Fund  are
substantially similar to the investment strategies and policies of the Acquiring
Fund,  except that the  Acquiring  Fund is not required to invest 80% of its net assets in "insured  securities,"  and the Acquiring Fund may invest up to 20% of its total assets in  non-investment  grade securities  whereas the Acquired Fund may invest up to 20% of its total  assets in  non-insured  municipal  securities that are investment grade.

     Specifically,  DCM  informed  the  Boards  that  it  believed  Florida-only municipal debt funds were no longer tax-advantaged investment options. Effective
January 1, 2007, the Florida intangible personal property tax was repealed. As a result,  Florida-issued  municipal  bonds  no  longer  provide  a  specific  tax advantage to Florida resident  individuals over municipal  securities  issued by other states.

     DMC  informed the Boards that,  in its view,  shareholders  of the Acquired
Fund, which is required to invest substantially in insured municipal securities, could benefit from the increased  diversification offered by the Acquiring Fund, which is a national  municipal bond fund without a policy requiring it to invest substantially in insured municipal  securities.  DMC advised the Boards that, in its view,  single-state  insured  funds,  such as the  Florida  Fund,  have less investment  flexibility as compared to national municipal bond funds such as the
Acquiring  Fund.  DMC also advised the Boards that it believes that investors in the Acquired Fund would be exposed to less  geographical risk as shareholders of the Acquiring  Fund.  Furthermore,  DDLP informed the Boards that the demand for insured  municipal bond funds is limited,  especially in the current lower yield environment.  In  particular,  DDLP  noted  that,  based on the  current  market conditions  where  investors are searching for greater yield,  the Acquired Fund cannot be grown to a size where  economies of scale can be  recognized  for that
Fund.

     DCM  also   believes  that  the  proposed   reorganization   would  benefit
shareholders   of  the   Acquired   Fund  by  providing   greater   geographical
diversification  and a potentially  higher level of income because the Acquiring
Fund has the ability to invest in higher-yielding uninsured and below-investment grade  securities.  DCM believes that these  advantages are not outweighed by an unfavorable  tax  impact  to  Florida  shareholders,  as the  tax  treatment  of dividends would remain unchanged;  as discussed above, the repeal of the Florida intangible  tax has already  eliminated  the tax benefits  that funds  investing primarily in Florida  municipal  securities  once  provided to Florida  resident individuals.  Therefore,  DCM  recommended  that the Boards approve the proposed
Transaction.

     With respect to  performance,  the materials  provided to the Boards showed that the  Acquired  Fund's  Class A shares  had  stronger  performance  than the
Acquiring Fund's Class A shares over the trailing 10-year period;  however,  the
Acquiring  Fund's  Class A shares  had a  stronger  performance  record  for the trailing  1-year,  3-year and 5-year  periods.  In  addition,  over the trailing
1-year, 3-year and 5-year periods, the Acquiring Fund had a stronger performance percentile rank relative to its Lipper category  (General  Municipal Debt Funds)
than does the  Acquired  Fund to its Lipper  category  (Insured  Municipal  Debt
Funds).  The  materials  also  demonstrated  that the  30-day  SEC  yield of the
Acquiring  Fund as of December  31,  2006,  was higher than that of the Acquired
Fund. As a result, shareholders of the Acquired Fund may receive a higher income stream as shareholders of the Acquiring Fund.

     The Boards also  considered  sales and  redemption  data and relative asset growth for each Fund as  presented  by DDLP.  The  information  provided  to the
Boards  indicated  that the Florida  Fund had negative net cash flows during the years ended December 31, 2005 and December 31, 2006 while the Acquiring Fund had positive net cash flows during the same period.

     In  deciding   whether  to  recommend   approval  of  the   Transaction  to
shareholders,  the Boards also  considered  the fees and  expense  ratios of the
Acquiring  Fund and the  Acquired  Fund and the impact of existing  and proposed contractual  fee  waivers on such  expense  ratios.  The Boards  considered  the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or  utilizing, to a greater extent,  breakpoints in investment  management fees, although there can be no assurance  that  operational  savings  will be realized.  At the Board meetings,  DMC informed the Boards that,  with the  contractual  fee waivers and expense  limitations in place at that time, the total expenses for the Acquiring
Fund are lower than or equal to the total expenses of the Acquired Fund on Class
A, Class B and Class C shares (in both cases,  excluding inverse floater program expenses  and the costs of the  Transaction).  The  Board  also  considered  the proposal of DMC to cap the Acquiring  Fund's total expenses once the Transaction is  completed  for a one-year  period  following  the  Closing  Date so that the
Acquiring  Fund's net expenses  (excluding  inverse  floater  program  expenses, expenses of the Transaction,  taxes, interest, brokerage fees, certain insurance costs and non-routine  expenses),  as a percentage of average net assets, do not exceed the  Acquired  Fund's net expenses  (excluding  inverse  floater  program expenses, expenses of the Transaction,  taxes, interest, brokerage fees, certain insurance  costs and  non-routine  expenses),  as a  percentage  of average  net assets,  before the Transaction.  Finally, DMC also reported that Acquiring Fund shareholders  could  benefit  from:  (i) the  savings the  Acquiring  Fund would realize in acquiring municipal securities and other assets in the Transaction as opposed to purchasing them in the open market;  (ii) the fact that the Acquiring
Fund would receive  securities  from the Acquired Fund at  substantially  higher embedded  yields  than  are  available  on  similar  securities  in the  current marketplace;  and (iii) the fact that the Acquiring Fund would maintain its high overall credit quality after the Transaction with a less significant decrease in yield than would be possible were DMC to purchase similar securities in the open market.

     DMC  informed  the Boards  that the  Transaction  will be  structured  as a tax-free  reorganization.  DMC also  informed  the  Boards as to the cost of the
Transaction,  including the costs  associated with the  solicitation of proxies.
The Boards  considered that the expenses of the  Transaction  would be shared as follows: 40% by DMC, 30% by the Acquired Fund, and 30% by the Acquiring Fund.

     The Boards of the Trusts approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution  of value  would  result to the  shareholders  of either  Fund from the
Transaction.  The Board of Delaware  Investment  Municipal Trust then decided to
recommend  that   shareholders   of  the  Acquired  Fund  vote  to  approve  the
Transaction.   The  Trustees   approving  the  Plan  and  making  the  foregoing
determinations included all of the Independent Trustees.

  FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF DELAWARE INVESTMENT
     MUNICIPAL TRUST, ON BEHALF OF THE ACQUIRED FUND, UNANIMOUSLY RECOMMENDS
                        THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board of Delaware  Investment  Municipal Trust may consider other possible  courses of action for the Acquired Fund, including liquidation and dissolution.

                 INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a  summary  of the  Plan.  You  should  read the  actual  Plan relating  to the  Transaction,  which is  attached  as  Exhibit A to this  Proxy
Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the  shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the  shareholders  of the Acquired  Fund approve the Plan,  the Acquired
Fund will deliver to the Acquiring Fund  substantially  all of its assets on the
Closing Date. In exchange,  Delaware  Investments  Municipal Trust, on behalf of the Acquired  Fund,  will receive the Acquiring  Fund's shares to be distributed pro rata to the  Acquired  Fund's  shareholders.  The value of the  assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange,  Inc.  ("NYSE")  (normally
4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.

     If the  Transaction  is approved,  the stock transfer books of the Acquired
Fund will be  permanently  closed as of the close of business of the NYSE on the business day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time.  Requests  received after that time will be  considered  requests to redeem  shares of the Acquiring
Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval  at the  direction  of the  Boards  of  Trustees  of  the  Trusts.  The
respective  Boards  may also  agree to  terminate  and  abandon  the  respective
Transaction  at any time  before or after the  approval of  shareholders  of the
Acquired Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The  expenses  resulting  from the  Acquired  Fund's  participation  in the
Transaction,  including solicitation of proxies, will be shared by the following parties in the  percentages  indicated:  30% by the  Acquired  Fund,  30% by the
Acquiring  Fund,  and 40% by DMC.  The Funds will bear these  Transaction  costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986,  as  amended  (the  "Code").  Based  on  certain  assumptions  made and representations  to be made on behalf  of the  Acquired  Fund and the  Acquiring
Fund,  it is expected that  Stradley  Ronon Stevens & Young,  LLP will provide a legal opinion that, for federal  income tax purposes,  (i)  shareholders  of the
Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund, and (ii) the
Acquiring  Fund and its  shareholders  will not  recognize any gain or loss upon receipt of the Acquired Fund's assets.

     Capital  losses can  generally be carried  forward to each of the eight (8)
years  succeeding  the loss  year to  offset  future  capital  gains.  After the
Transaction,  the capital loss  carryovers  (together with any current year loss and net unrealized depreciation in the value of the assets) of the Acquired Fund will be subject to an annual  limitation for federal  income tax purposes.  This limitation  may  result in a  portion  of the  capital  loss  carryovers  of the
Acquired Fund, which might otherwise have been utilized to offset future capital gains, to expire  unutilized.  At August 31, 2006, the Florida Fund had $517,691
of  tax  basis  capital  loss  carryovers  (expiring  in  2008)  and  unrealized appreciation  of  investments  of  $4,745,081.  Following the  Transaction,  the
Acquiring Fund will have to pro rate this annual limitation for the remainder of its taxable years in which the  Transaction  closes.  Also, the  Transaction may cause the capital loss carryovers of the Acquired Fund to expire earlier for the
Acquiring Fund than they would for the Acquired Fund.  This is because the final short  taxable  year of the  Acquired  Fund  and the  remaining  portion  of the
Acquiring  Fund's  taxable  year in which the  Transaction  closes  will each be counted as a taxable year in  determining  the remaining  number of years in the carryforward period.

     At August 31, 2006,  the Acquiring Fund had $5,575,182 of tax basis capital loss  carryovers that are not subject to an annual  limitation.  This is because the Acquiring  Fund,  with a net asset value of $694,111,864 at August 31, 2006, is larger than the Acquired Fund. However,  the benefits of the Acquiring Fund's capital  losses  will  accrue  post-reorganization  to  all  Fund  shareholders, including those of the Acquired Fund.

     After the Transaction, you will continue to be responsible for tracking the adjusted  tax basis and holding  period for your  shares for federal  income tax purposes.  You should consult your tax adviser  regarding the effect, if any, of the  Transaction  in light of your  individual  circumstances.  You should  also consult your tax adviser about the state and local tax consequences,  if any, of the  Transaction  because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

     If the  Transaction is approved for the Acquired Fund,  full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired
Fund in accordance with the procedures  described above. When issued, each share will be  validly  issued and fully  paid and  non-assessable.  The shares of the
Acquiring Fund will be recorded  electronically in each  shareholder's  account.
The Acquiring Fund will then send a confirmation to each shareholder.  As of the
Closing Date, any outstanding  certificates,  if any, representing shares of the
Acquired Fund will be cancelled.

     The  Acquiring  Fund shares to be issued in the  Transaction  have the same rights and  privileges as the shares of your  Acquired  Fund.  For example,  all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board.  If this happens,  holders of the  remaining  shares voting will not be able to elect any trustees.

     Like the Acquired  Fund,  the Acquiring Fund does not routinely hold annual meetings of  shareholders.  The  Acquiring  Fund may hold  special  meetings for matters  requiring  shareholder  approval.  A meeting  of the  Acquiring  Fund's shareholders  may also be called at any time by the Board or by the  chairperson of the Board or by the president.

     For  purposes of  calculating  any  applicable  contingent  deferred  sales charges,  the  period  you have held your  shares in the  Acquired  Fund will be counted  toward,  and  carried  over as,  the  holding  period of the shares you receive in the Acquiring Fund.

What are the  capitalizations of the Funds and what might the capitalizations be after the Transaction?

     The  following  table sets  forth,  as of August  31,  2006,  the  separate capitalizations  of the Acquiring  Fund and the Acquired Fund, and the estimated capitalization  of the Acquiring Fund as adjusted to give effect to the proposed
Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

                                                                                 Pro Forma
                                                                               Adjustments to     Acquiring Fund after
                                          Acquired Fund     Acquiring Fund   Capitalization(1)        Transaction
                                            (audited)          (audited)                              (estimated)*
                                                                                                      (unaudited)

Net assets (all classes)
Total shares outstanding                $100,613,194         $694,111,864        ($52,428)            $794,672,630
                                           9,029,447           59,979,087        (337,248)              68,671,286

Class A net assets
Class A shares outstanding                $92,726,424        $656,813,443                             $749,490,903
Class A net asset value per share          8,321,991           56,755,557        ($48,964)              64,766,306
                                              $11.14               $11.57        (311,242)                  $11.57

Class B net assets
Class B shares outstanding                $4,323,253          $22,188,800                              $26,510,088
Class B net asset value per share            387,828            1,918,042         ($1,965)               2,291,669
                                              $11.15               $11.57         (14,201)                  $11.57

Class C net assets                        $3,563,517          $15,109,621                              $18,671,639
Class C shares outstanding                   319,628            1,305,488         ($1,499)               1,613,311
Class C net asset value per share             $11.15               $11.57         (11,805)                  $11.57

(1)The adjustments reflect the costs of the Transaction incurred by each Fund.

       COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS

     This section  describes the  investment  objectives,  principal  investment strategies and the key investment  policies of the Funds, and certain noteworthy differences  between such  objectives,  strategies and policies,  as well as the risks associated with such objectives,  strategies and policies.  For a complete description of the Acquiring Fund's investment  strategies,  policies and risks, you  should  read the  Fund  Prospectus,  which  is  included  with  this  Proxy
Statement/Prospectus.

Are there any significant  differences between the investment  objectives of the
Acquired Fund and the Acquiring Fund?

     The investment objective of the Acquired Fund is substantially similar, but not identical,  to the investment  objective of the Acquiring Fund. The Acquired
Fund seeks as high a level of current  income exempt from federal income tax and from Florida personal income tax as is consistent with  preservation of capital.
The  investment  objective of the  Acquiring  Fund is to seek as high a level of current  interest  income  exempt from federal  income tax as is available  from municipal  obligations and as is consistent with prudent  investment  management and preservation of capital. Each Fund's investment objective is fundamental and may not be  changed  without  prior  shareholder  approval.  As a result,  these fundamental  investment  objectives  for a Fund may not be changed  without  the approval of the lesser of (i) a majority of the outstanding  shares of the Fund, or (ii) 67% or more of the shares present at a meeting of  shareholders at which the  holders  of  more  than  50% of  the  outstanding  shares  are  present  or represented by proxy at the meeting ("Majority Vote").

Are there any  significant  differences  between the  investment  strategies and policies of the Acquired Fund and the Acquiring Fund?

     The   investment   strategies   and  policies  of  the  Acquired  Fund  are
substantially  similar,  but not  identical,  to the  investment  strategies and policies  of the  Acquiring  Fund.  The  Acquired  Fund  seeks  to  achieve  its investment  objective  by  investing at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes,  including the federal  alternative  minimum tax, and from Florida  personal  income taxes.
This is a fundamental  investment policy that may not be changed without a prior
Majority  Vote of its  shareholders.  The  Acquiring  Fund seeks to achieve  its investment  objective by investing at least 80% of its net assets in  securities the income from which is exempt from federal income taxes, including the federal alternative  minimum tax. This is also a fundamental  investment policy that may not be changed without prior shareholder approval.

     The  Acquired  Fund has  adopted  a  non-fundamental  policy,  which may be changed  with prior  notice to  shareholders  but  shareholder  approval  is not required,  to invest at least 80% of its net assets in insured  securities.  The
Acquired  Fund  is  permitted  to  invest  up to  20%  of its  total  assets  in non-insured  municipal  securities  that are  rated  within  one of the top four rating  categories  by an NRSRO or, if unrated,  are  determined  at the time of purchase to be of equivalent credit quality.  The Acquired Fund has also adopted a non-fundamental policy to invest, under normal conditions, at least 80% of its assets in tax-exempt  debt  obligations  rated in the top four quality grades by
S&P or another NRSRO, or in unrated tax-exempt obligations if, in DMC's opinion, they are  equivalent  in quality to the top four quality  grades.  The Acquiring
Fund  may  invest  up to  20%  of  its  net  assets  in  below  investment-grade securities.

     The  most  significant  differences  between  the  Acquired  Fund  and  the
Acquiring  Fund are that (1) the Acquiring  Fund does not have a  state-specific investment  mandate and therefore does not seek to provide income that is exempt from  Florida  personal  income tax (which  there is not one  currently)  or the recently repealed Florida intangible  personal property tax; (2) the policies of the  Acquiring  Fund do not  require  it to invest a certain  percentage  of its assets in insured securities  (although as of [INSERT DATE] approximately __% of the total assets of the Acquiring Fund are comprised of insured securities); and
(3)  the  Acquiring   Fund  may  invest  up  to  20%  of  its  total  assets  in non-investment grade debt securities, whereas the Acquired Fund may invest up to
20% of its total assets in non-insured  municipal securities that are investment grade. As a result of these last two differences, an investment in the Acquiring
Fund may by subject to greater  credit risks than an  investment in the Acquired
Fund.

     Each Fund invests  primarily in tax-exempt  obligations,  commonly known as municipal bonds, which are debt obligations issued by or on behalf of a state or territory,  its agencies,  instrumentalities,  municipalities or other political sub-divisions.  There are several different types of municipal bonds,  including general  obligation bonds,  revenue bonds and municipal lease  obligations.  The
Acquired Fund may invest in general  obligation  and revenue  bonds,  as well as
other  tax-free  municipal  securities,   provided  that,  under  normal  market
conditions and after the application of insurance,  at least 80% of the Acquired
Fund's net assets are invested in municipal  securities the income from which is exempt from federal income taxes,  including the federal alterative minimum tax, and from the personal income taxes of Florida (Florida does not currently impose a personal  income tax on  residents,  and effective  January 1, 2007,  does not impose a tax on intangible  personal property (e.g., mutual fund shares) held by individuals). The Acquired Fund may not invest in non-investment grade municipal securities,  commonly  referred to as high-yield  securities.  In addition,  the
Acquired Fund may invest up to 20% of its total assets in non-insured  municipal securities  that are  investment  grade - i.e.,  are rated within one of the top four quality grades by an NRSO or of equivalent value, as determined by DMC.

     Depending on market conditions and other factors, each of the Funds invests in  securities  with  maturities  of  varying  lengths.  In  general,  each Fund maintains  an average  effective  portfolio  maturity of between 5 and 30 years.
However,  as of December 31, 2006, the Acquired Fund's and the Acquiring  Fund's
average  effective  portfolio  maturity  was  approximately  6.08 years and 7.24 years, respectively.

     Each Fund has adopted a non-fundamental policy that prohibits the Fund from concentrating  its investments in the securities of issuers primarily engaged in the same industry.  Generally, this fundamental investment restriction prohibits a Fund  from  investing  25% or  more  of the  value  of the  Fund's  assets  in securities  of  issuers  in  any  one  industry.  Certain  types  of  bonds  and obligations  are  excluded  from this  restriction.  In  particular,  the Funds'
restrictions  on industry  concentration  do not apply to obligations  issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt  securities or  certificates of deposit.  In addition,  each Fund may invest  more than 25% of its total  assets in certain  sectors of the  municipal bond market in  circumstances  in which  other  appropriate  investments  may be limited (e.g., housing, health care and utility).

     The Funds are "non-diversified" for purposes of the 1940 Act. Generally,  a
"diversified"  investment  company may not,  with  respect to 75% of its assets, invest  more than 5% of its  assets in any one  issuer and may not own more than
10% of the outstanding voting securities of any one issuer. Because each Fund is non-diversified,  it is  not  subject  to  these  diversification  requirements.
Although the Funds are  non-diversified  for purposes of the 1940 Act, each Fund intends  to meet the  diversification  requirements  of a  regulated  investment company  under  Subchapter  M of the Code.  Under the Code,  the Funds  have the flexibility  to invest as much as 50% of their  assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio.
The remaining 50% of a Fund's assets must be diversified so that no more than 5%
of a Fund's assets are invested in the securities of a single issuer.

     Each Fund may invest up to 25% of its assets in inverse  floaters  when the underlying  bond is tax-exempt.  Otherwise,  each Fund's  investments in taxable instruments, non-insured securities (for the Acquired Fund) and securities rated below investment grade (USA Fund),  including inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets.  Inverse  floaters are  instruments with floating or variable interest rates that move in the opposite  direction to short-term interest rates or interest rate indices.

     Each  Fund  may  invest  up to an  aggregate  of 20% of its net  assets  in futures,  options  and  swaps,  so long  as each  Fund's  investments  in  these
securities  when  aggregated   with  other  taxable   instruments,   non-insured
securities (for the Acquired Fund) and securities  rated below  investment grade do not exceed 20% of the Fund's net assets (for the USA Fund).

     When DMC, the Funds' investment  manager,  believes that unusual or adverse economic,  market or other conditions warrant a more defensive posture,  DMC may temporarily  select investments for a Fund other than those investments that are the Fund's primary focus.  The Acquiring Fund may invest in taxable  instruments for temporarily  defensive  purposes.  The Acquired Fund may invest up to 35% of
its  net  assets  in  short-term,   tax-exempt  obligations,  without  obtaining
insurance,  provides  that such  investments  are rated in  either  the  highest short-term  or  long-term  rating  category by an NRSO.  When  investing in this matter a Fund may be unable to achieve its investment objective.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted identical  fundamental  investment  restrictions.  A
Fund may not change any of its  fundamental  investment  restrictions  without a prior  Majority  Vote of its  shareholders.  The  Acquiring  Fund's  fundamental investment  restrictions  are  listed  in  the  Acquiring  Fund's  Statement  of
Additional  Information  dated  January 3, 2007 related to the Fund  Prospectus, which is incorporated by reference into the Statement of Additional  Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all  investments,  an  investment in any of the Funds  involves  risk.
There is no assurance that the Funds will meet their  investment  objectives.  A
Fund's ability to achieve its objective will depend,  among other things, on the portfolio  managers'  analytical and portfolio  management  skills. As with most investments in mutual funds,  the best results are achieved when  investments in the Funds are held for a number of years.

     The risks of  investing  in the Funds  are  basically  the same as those of other investments in municipal securities of similar quality. Investments in the
Funds are subject to several risks, which are summarized below.

     Interest Rate Risk.  Interest  rate risk is generally the most  significant type of risk for the Funds. Interest rate risk is the risk that securities,  and in particular bonds with longer  maturities,  will decrease in value if interest rates rise.  These changes can be  unpredictable,  and, as such,  the Funds will generally not try to increase  return by  aggressively  capitalizing on interest rate  changes.  Each Fund seeks to manage  this risk by  adjusting  the  average maturity of the Fund's  portfolio  securities.  As of  December  31,  2006,  the
Acquired Fund's and the Acquiring Fund's average  effective  portfolio  maturity was  approximately  6.08 years and 7.24  years,  respectively,  and each  Fund's average  effective  duration  was  approximately  5.19  years  and  5.66  years, respectively. Maturity is defined as the length of time until a bond issuer must repay the underlying loan principal to bondholders. Duration is a measurement of a fixed-income  investment price volatility;  the larger the number, the greater the likely price change for a given change in interest rates.

     Market  Risk.  Market risk is the risk that a majority of  securities  in a certain  market--such  as  bonds--will  decline  in value  because  of  economic conditions, future expectations, or investor confidence. This risk may cause the price  fluctuation of a security  because of the changes in general economic and interest rate conditions that affect the bond market or municipal bond market as a whole. Additionally, the Funds may engage in transactions where payment occurs before the actual  delivery of the  security.  Because  the market  price of the security may fluctuate  during the time after  payment but prior to delivery,  a
Fund  assumes the risk that the value of the  security  at delivery  may be less than the purchase price.

     Industry and  Security  Risk.  Industry  risk is the risk that the value of
securities  in  a  particular   industry   will  decline   because  of  changing
expectations  for the performance of that industry.  Securities risk is the risk that the value of an  individual  security  will  decline  because  of  changing expectations  for the performance of the individual  issuer of the security.  To mitigate this risk,  DMC spreads each Fund's assets  across  different  types of municipal bonds and among bonds  representing  different  industries and regions within Florida,  for the Acquired Fund, and the United States, for the Acquiring
Fund. DMC will generally concentrate investments in a particular sector when the supply of bonds in other sectors does not suit the Funds' investment needs. This will expose a Fund to greater industry and security risk. However,  the Acquired
Fund may be less subject to industry and security risk than the  Acquiring  Fund because payment of interest and principal on a substantial  portion of the bonds in its portfolio is insured.

     Credit  Risk.  Credit  risk is the  possibility  that an  issuer  of a debt security--or  an entity that insures the debt  security--will  be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit  risk  associated  with a  particular  debt  security  may cause a corresponding change in that security's price and, therefore,  impact the Fund's net asset value.  The purpose of insurance is to protect against credit risk. In the  event of a  default  of an  insured  municipal  security,  the  insurer  is contractually  required to make  payments of interest  and  principal  under the terms of the  municipal  security.  To the extent that the Acquired Fund invests more of its assets in insured  municipal  securities or in  securities  that are more highly rated as compared to the  Acquiring  Fund,  the Acquired Fund may be subject to less credit risk because the payment of interest and  principal  with respect  to such  insured  securities  is insured by an  insurance  company  and because it does not invest in non-investment grade debt securities.  There is no assurance,  however,  that an insurance  company will meet its obligations  with respect to the insured  securities.  The average  weighted credit quality of the portfolio  of the  Acquired  Fund and the  Acquiring  Fund  was AA (as  rated by
S&P),  as of December 31, 2006, and the average  weighted  credit quality of the Acquiring Fund after the Transaction is currently expected to remain AA.

     Call Risk.  Call risk is the  likelihood  that a  security  will be prepaid
(commonly  referred to as being  "called")  before  maturity.  An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest  payments.  If a bond is called,  a Fund may have to replace it with a lower-yielding  security.  DMC takes this type of risk into  consideration,  and when  appropriate,  attempts  to invest in bonds  that protect investors against early prepayment.

     High-Yield Bond Risk.  Investing in lower-rated,  higher-risk bonds entails the risk of losing  principal,  which may be greater  than the risk of principal loss associated with investment-grade bonds. In addition, the risk of default or price  changes due to changes in the  issuer's  credit  quality is greater  with lower-rated  securities.  Issuers of  lower-rated  securities  are  typically in weaker  financial  health than  issuers of  higher-rated  securities,  and their ability to make interest payments or repay principal is less certain. The market
prices  of   lower-rated,   high-yield   securities   may  fluctuate  more  than
higher-rated  securities and may decline  significantly in periods of general or regional  economic  difficulty.  High-yield  securities  may also  not  trade as frequently,  and when they do trade, their prices may be significantly higher or lower than  expected.  Thus,  high-yield  securities may be less liquid and more volatile than higher-quality securities.

     The  Acquired  Fund  may not  invest  in  high-yield  bonds.  However,  the
Acquiring  Fund  may  invest  up to 20% of its net  assets  in such  securities, subject to the minimum quality  limitations as described in the section entitled
"Are there any  significant  differences  between the investment  strategies and policies of the Acquired Fund and the Acquiring Fund?" above. To the extent that the Acquiring Fund invests in such high-yield  bonds,  the Acquiring Fund may be subject to greater risks associated with such  investments,  such as the loss of principal,  credit  risk,  liquidity  risk and  volatility,  as  compared to the
Acquired Fund.

     Geographic Concentration Risk. The Florida Fund typically invests primarily
in  debt  obligations   issued  by  the  state  of  Florida  and  its  agencies,
instrumentalities  and  subdivisions  and,  therefore,  events in that state are likely to affect such  Fund's  investments  and  performance.  These  events may
include  economic  or  political  policy  changes;   tax  base  erosion;   state
constitutional  limits on tax  increases;  budget  deficits and other  financial difficulties;  and changes in the ratings  assigned to municipal  issuers within that state.

     Diversification. Because each Fund is non-diversified (as described above), each  Fund may be more  susceptible  than a fully  diversified  fund to  adverse economic,  political,  business, or regulatory  developments  affecting a single issuer,  industry,  or economic sector. This, in turn, can affect the Fund's net asset value.

     Liquidity Risk. Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately  the price the Fund values them.
Each Fund limits its exposure to illiquid  securities to no more than 15% of the
Fund's net assets.

     Alternative Minimum Tax Risk. The Acquired Fund may invest up to 20% of its assets in bonds whose income is subject to the federal  alternative minimum tax.
If a Fund  invests in bonds whose  income is subject to an  alternative  minimum tax, that portion of the Fund's  distributions would be taxable for shareholders who are subject to this tax.

What vote is necessary to approve the Plans?

     Required Vote. Provided that "Quorum"  requirements (as defined below) have been  satisfied,  the Plan must be  approved  by a Majority  Vote,  meaning  the affirmative  vote of the lesser of (1) more than 50% of the  outstanding  voting securities of the Acquired Fund; or (2) 67% or more of the voting  securities of the Acquired  Fund present at the Meeting if the holders of more than 50% of the
Acquired  Fund's  outstanding  voting  securities  are present or represented by proxy. With respect to the Acquired Fund,  "Quorum" means one-third (33 1/3%) of the shares  entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

                        MORE INFORMATION ABOUT THE FUNDS

     Administration,  Transfer  Agency and Fund  Accounting  Services.  Delaware
Service Company,  Inc. ("DSC"), 2005 Market Street,  Philadelphia,  Pennsylvania
19103, an affiliate of DMC, acts as the administrator and shareholder servicing, dividend  disbursing and transfer agent for each Fund and for other mutual funds in the Delaware  Companies.  DSC also provides fund accounting  services to each
Fund. Those services include  performing or overseeing all functions  related to calculating  each Fund's net asset value and providing  all financial  reporting services,  regulatory  compliance testing and other related accounting services.
For  its  transfer   agency,   shareholder   servicing,   fund   accounting  and
administration  services,  DSC is  paid  fees  by  each  Fund  according  to fee schedules  that are the same for each  retail  fund in the  Delaware  Companies.
These fees are charged to each Fund on a pro rata basis.

     Custodial  Services.  Mellon Bank, N.A., is the custodian of the securities and other  assets of the Funds.  The main  office of Mellon  Bank,  N.A.  is One
Mellon Center, Pittsburgh, PA 15258.

     Additional  Information.  More  information  about  the  Acquiring  Fund is included in (i) the Fund  Prospectus,  which is included  with and  considered a part of this  Proxy  Statement/Prospectus,  (ii)  its  Statement  of  Additional
Information  dated  January  3, 2007,  as  amended to date,  related to the Fund
Prospectus; (iii) the Statement of Additional Information dated March [__], 2007
(relating  to  this  Proxy  Statement/Prospectus),   which  is  incorporated  by
reference  herein;  (iv) the Acquiring  Fund's Annual Report to Shareholders for
the year ended August 31, 2006 ("Annual  Report");  and (v) the Acquiring Fund's
Semi-Annual  Report to Shareholders for the period ended February 28, 2007, when available  ("Semi-Annual Report"). You may request free copies of the Statements of Additional Information (including any supplements),  the Annual Report and/or
Semi-Annual  Report (when available),  which have been or will be filed with the
SEC, by calling 1-800-523-1918 or by writing to the Trusts:  Attention:  Account
Services, 2005 Market Street, Philadelphia, PA 19103.

     This Proxy  Statement/Prospectus,  which constitutes part of a Registration
Statement  filed by the Acquiring  Fund with the SEC under the Securities Act of
1933,  as  amended,   omits  certain  of  the  information   contained  in  such
Registration  Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further  information with respect to the  Acquiring  Fund and the shares it offers.  Statements  contained  herein concerning  the  provisions  of  documents  are  necessarily  summaries  of such documents,  and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials,  reports,  and other information with the SEC in accordance  with the  informational  requirements  of the  Securities
Exchange  Act of 1934,  as amended,  and the 1940 Act.  These  materials  can be inspected and copied at the public reference  facilities  maintained by the SEC,
100 F Street,  N.E., Room 1580,  Washington,  D.C. 20549.  Also,  copies of such material can be obtained from the Public  Reference  Branch,  Office of Consumer
Affairs and Information  Services,  SEC,  Washington,  D.C. 20549, at prescribed rates or from the SEC's  Internet site at  www.sec.gov.  To request  information
regarding   the   Funds,   you  may  also   send  an   e-mail   to  the  SEC  at
publicinfo@sec.gov.

                               VOTING INFORMATION

How will the shareholder voting be handled?

     Only  shareholders  of record of the Acquired Fund at the close of business on March 20, 2007 (the "Record Date"), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus,  and will be entitled to one vote for each full share and a fractional  vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting,  the Meeting may be adjourned to permit further  solicitations of proxies.  A majority of the votes cast by shareholders of the Acquired  Fund  present in person or by proxy at the Meeting  (whether or not sufficient to constitute a Quorum) may adjourn the Meeting.  The Meeting may also be adjourned by the Chairperson of the Meeting.  It is anticipated that the persons  named as proxies on the  enclosed  proxy  cards will use the  authority granted to them to vote on adjournment in their discretion.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote "against" the Proposal. Broker non-votes are proxies  from  brokers or nominees  indicating  that such  persons  have not received voting  instructions from the beneficial owner or other person entitled to vote  shares on a  particular  matter  with  respect to which the  brokers or nominees do not have  discretionary  power. The Acquired Fund does not expect to receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing,  signing  and  returning  the  enclosed  proxy card in the  enclosed postage paid  envelope,  or by telephone or through the Internet.  If you return your signed proxy card or vote by telephone or through the  Internet,  your vote will be officially  cast at the Meeting by the persons  appointed as proxies.  A proxy card is, in essence,  a ballot. If you simply sign and date the proxy card but  give no  voting  instructions,  your  shares  will be voted in favor of the
Proposal and in  accordance  with the views of  management  upon any  unexpected matters  that come before the Meeting or  adjournment  of the  Meeting.  If your shares are held of record by a  broker-dealer  and you wish to vote in person at the  Meeting,  you should  obtain a Legal  Proxy from your  broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders  may  revoke  their  proxy at any time  before  it is voted by sending a written  notice to  Delaware  Investments  Municipal  Trust  expressly revoking  their  proxy,  by  signing  and  forwarding  to  Delaware  Investments
Municipal  Trust a later-dated  proxy, or by attending the Meeting and voting in person.  If your  shares are held in the name of your  broker,  you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of Delaware Investments  Municipal Trust does not intend to bring any matters  before the Meeting  with  respect to the  Acquired  Fund other than those  described  in this  Proxy  Statement/Prospectus.  The  Board of  Delaware
Investments  Municipal  Trust is not aware of any other  matters  to be  brought before the Meeting  with respect to the  Acquired  Fund by others.  If any other matter legally comes before the Meeting,  proxies for which  discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only  shareholders of record on the Record Date will be entitled to vote at the Meeting.  There were  _____________  outstanding shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This proxy solicitation is being made by the Board of Delaware  Investments
Municipal Trust for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement,  telephone,  telegram, facsimile transmission or other electronic media, or personal contacts.  Delaware Investments Municipal
Trust will request broker-dealer firms, custodians,  nominees and fiduciaries to forward  proxy  materials  to the  beneficial  owners of the  shares of  record.
Delaware  Investments   Municipal  Trust  may  reimburse   broker-dealer  firms,
custodians,  nominees and fiduciaries for their reasonable  expenses incurred in connection with such proxy  solicitation.  In addition to solicitations by mail, officers  and  employees  of  Delaware  Investments  Municipal  Trust,  Delaware
Management  Business Trust and their affiliates,  without extra pay, may conduct
additional  solicitations  by  telephone,   telecopy  and  personal  interviews.
Delaware  Investments  Municipal Trust has engaged  Computershare Fund Services,
Inc.   ("Computershare")   to  solicit  proxies  from  brokers,   banks,   other
institutional  holders and individual  shareholders at an anticipated  estimated cost of  [$6,000],  including  out of pocket  expenses,  which  will be borne as described  below.  Fees and  expenses  may be  greater  depending  on the effort necessary to obtain shareholder votes.  Delaware Investments Municipal Trust has also agreed to indemnify Computershare against certain liabilities and expenses, including  liabilities under the federal securities laws.  Delaware  Investments
Municipal  Trust expects that the  solicitations  will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

     As the Meeting date approaches,  certain  shareholders of the Acquired Fund may receive a telephone call from a  representative  of  Computershare  if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures  described below. These procedures are  designed to ensure that both the  identity of the  shareholder  casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases  where a  telephonic  proxy is  solicited,  the  Computershare representative is required to ask for each  shareholder's full name and address, or the zip code or  employer  identification  number,  and to  confirm  that the shareholder  has received the proxy materials in the mail. If the shareholder is a corporation or other entity,  the Computershare  representative is required to ask for the person's  title and  confirmation  that the person is  authorized to direct the voting of the shares.  If the information  solicited  agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the  shareholder's  instructions on the Proposal.  Although the
Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the  shareholder  how to vote,  other than to read any  recommendation  set forth in this Proxy  Statement/Prospectus.
Computershare will record the shareholder's  instructions on the card. Within 72 hours,  the shareholder  will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Computershare  immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The  total  costs of the  Transaction  are  estimated  to be  approximately
[$87,380].  The costs of the  Transaction,  including  the  costs of  soliciting proxies in connection with the Meeting,  will be shared by the following parties in the  percentages  indicated:  30% by the Acquired  Fund, 30% by the Acquiring
Fund, and 40% by DMC.

How do I submit a shareholder proposal?

     Delaware  Investments  Municipal  Trust is not  required  to,  and does not intend to, hold regular annual shareholders'  meetings. A shareholder wishing to submit a proposal for  consideration  for inclusion in a proxy statement for the next  shareholders'  meeting  should  send his or her  written  proposal  to the offices of Delaware  Investments  Municipal Trust,  directed to the attention of its Secretary,  at the address of its principal  executive office printed on the first page of this Proxy  Statement/Prospectus,  so that it is received within a reasonable time before any such meeting.  The inclusion  and/or  presentation of any such proposal is subject to the applicable  requirements  of the proxy rules under  the  Securities  Exchange  Act of 1934.  Submission  of a  proposal  by a shareholder  does not  guarantee  that the proposal will be included in Delaware
Investments Municipal Trust's proxy statement or presented at the meeting.

                           PRINCIPAL HOLDERS OF SHARES

     On the Record Date,  the  officers and Trustees of each Trust,  as a group, owned  less than 1% of the  outstanding  voting  shares  of any  Fund,  or class thereof.

     To the best  knowledge  of the Trusts,  as of the Record  Date,  no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding  shares of any class of the Acquired  Fund and the  Acquiring  Fund.
Except as noted therein, the Trusts have no knowledge of beneficial ownership.

                                   EXHIBITS TO

                           PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form of Agreement and Plan of Reorganization  between Delaware  Investments
     Municipal Trust, on behalf of the Florida Fund, and Delaware Group Tax-Free
     Fund, on behalf of the USA Fund

B    Principal Holders of Shares

                          OTHER DOCUMENTS INCLUDED WITH
                         THIS PROXY STATEMENT/PROSPECTUS

o    Prospectus  of Delaware  Tax-Free  USA Fund dated  December  29,  2006,  as supplemented to date.

                                    EXHIBIT A
    FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN DELAWARE INVESTMENTS
   MUNICIPAL TRUST, ON BEHALF OF THE FLORIDA FUND, AND DELAWARE GROUP TAX-FREE
                        FUND, ON BEHALF OF THE USA FUND

     This AGREEMENT AND PLAN OF REORGANIZATION  (this  "Agreement"),  made as of this __th day of  [_____________]  2007, by and between  Delaware Group Tax-Free
Fund, a statutory  trust created  under the laws of the State of Delaware,  with
its  principal   place  of  business  at  2005  Market   Street,   Philadelphia,
Pennsylvania  19103,  on  behalf  of its  series,  Delaware  Tax-Free  USA  Fund
("Acquiring Fund"), and Delaware Investments  Municipal Trust, a statutory trust created  under the laws of the State of Delaware,  with its  principal  place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Tax-Free Florida Insured Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan") will consist of:
(i) the  acquisition by Delaware Group Tax-Free Fund on behalf of Acquiring Fund of  substantially  all of the property,  assets and goodwill of Acquired Fund in exchange  solely for (a) shares of beneficial  interest,  without par value,  of
Acquiring  Fund - Class A  ("Acquiring  Fund  Class A  Shares"),  (b)  shares of beneficial interest,  without par value, of Acquiring Fund - Class B ("Acquiring
Fund Class B Shares"), and (c) shares of beneficial interest, without par value, of  Acquiring  Fund - Class  C  ("Acquiring  Fund  Class C  Shares");  (ii)  the
distribution  of (a)  Acquiring  Fund Class A shares to the  holders of Acquired
Fund - Class A shares ("Acquired Fund Class A Shares"), (b) Acquiring Fund Class
B Shares to the holders of Acquired Fund - Class B shares  ("Acquired Fund Class
B  Shares"),  and (c)  Acquiring  Fund Class C Shares to the holders of Acquired
Fund - Class C shares  ("Acquired  Fund  Class C  Shares"),  according  to their respective  interests in complete  liquidation  of Acquired  Fund; and (iii) the dissolution  of  Acquired  Fund as soon as  practicable  after the  closing  (as referenced in Section 3 hereof,  hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan and in consideration of the premises and of the covenants and agreements  hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   Sale and Transfer of Assets,  Liquidation  and Dissolution of Acquired
          Fund

          (a)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the  representations  and warranties of Delaware Group Tax-Free
     Fund herein  contained,  and in  consideration  of the delivery by Delaware
     Group  Tax-Free Fund of the number of its shares of beneficial  interest of
     Acquiring Fund hereinafter provided,  Delaware Investments Municipal Trust, on behalf of Acquired Fund, agrees that it will sell, convey,  transfer and deliver to Delaware Group  Tax-Free  Fund, on behalf of Acquiring  Fund, at the Closing  provided for in Section 3, all of the then existing  assets of
     Acquired  Fund as of the close of  business  (which  hereinafter  shall be, unless otherwise noted, the regular close of business of the New York Stock
     Exchange,  Inc.  ("NYSE"))  ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens,  encumbrances,  and claims  whatsoever  (other than shareholders'  rights of redemption  and such  restrictions  as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise  restricted  securities that Acquired Fund may have  acquired in the ordinary  course of  business),  except for cash, bank  deposits,  or  cash  equivalent  securities  in an  estimated  amount necessary  (1) to pay  Acquired  Fund's  costs and expenses of carrying out this  Agreement  (including,  but  not  limited  to,  fees of  counsel  and accountants,  and expenses of its liquidation and dissolution  contemplated hereunder),  which costs and expenses  shall be established on the books of
     Acquired  Fund as  liability  reserves,  (2) to  discharge  all of Acquired
     Fund's Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including,  but not limited to, its income  dividends and capital gains  distributions,  if any, payable for any period prior to, and through,  the Close of Business on the Valuation  Date,  and (3) to pay
     such  contingent  liabilities  as  the  trustees  of  Delaware  Investments
     Municipal Trust shall  reasonably  deem to exist against  Acquired Fund, if any, at the Close of Business on the Valuation  Date, for which  contingent and other appropriate  liability reserves shall be established on the books of Acquired Fund (hereinafter "Net Assets"). Delaware Investments Municipal
     Trust,  on behalf of  Acquired  Fund,  shall also retain any and all rights that it may have over and against  any person  that may have  accrued up to and  including  the  Close of  Business  on the  Valuation  Date.  Delaware
     Investments  Municipal Trust agrees to use commercially  reasonable efforts to identify all of Acquired  Fund's  liabilities,  debts,  obligations  and duties of any nature,  whether accrued,  absolute,  contingent or otherwise
     ("Liabilities") prior to the Valuation Date and to discharge all such known
     Liabilities  on or prior to the Valuation  Date. In no event will Acquiring
     Fund assume or otherwise be  responsible  for any  Liabilities  of Acquired
     Fund.

          (b)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the  representations  and  warranties  of Delaware  Investments
     Municipal  Trust on  behalf  of  Acquired  Fund  herein  contained,  and in consideration of such sale, conveyance,  transfer,  and delivery,  Delaware
     Group   Tax-Free  Fund  agrees  at  the  Closing  to  deliver  to  Delaware
     Investments  Municipal Trust, on behalf of Acquired Fund: (i) the number of
     Acquiring  Fund Class A Shares  determined  by dividing the net asset value per share of  Acquired  Fund Class A Shares as of the Close of  Business on
     the Valuation Date by the net asset value per share of Acquiring Fund Class
     A Shares as of Close of Business on the Valuation Date, and multiplying the result by the  number of  outstanding  Acquired  Fund  Class A Shares as of
     Close of Business on the Valuation  Date; (ii) the number of Acquiring Fund
     Class B Shares  determined  by  dividing  the net asset  value per share of
     Acquired Fund Class B Shares as of Close of Business on the Valuation  Date
     by the net asset  value per share of  Acquiring  Fund  Class B Shares as of
     Close of Business on the Valuation  Date, and multiplying the result by the number of outstanding  Acquired Fund Class B Shares as of Close of Business
     on the  Valuation  Date;  and (iii) the  number of  Acquiring  Fund Class C
     Shares  determined  by  dividing  the net asset value per share of Acquired
     Fund Class C Shares as of Close of  Business on the  Valuation  Date by the
     net asset value per share of  Acquiring  Fund Class C Shares as of Close of
     Business on the Valuation Date, and multiplying the result by the number of outstanding  Acquired  Fund Class C Shares as of Close of  Business  on the
     Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

          (c) As soon as practicable following the Closing, Delaware Investments
     Municipal  Trust shall  dissolve  Acquired Fund and  distribute pro rata to
     Acquired  Fund's  shareholders of record as of the Close of Business on the
     Valuation  Date,  the  shares of  beneficial  interest  of  Acquiring  Fund received by Acquired Fund pursuant to this Section 1. Such  dissolution and distribution  shall be accomplished by the establishment of accounts on the share  records of  Acquiring  Fund of the type and in the  amounts due such shareholders  pursuant to this Section 1 based on their respective holdings of shares of Acquired  Fund as of the Close of  Business  on the  Valuation
     Date.  Fractional shares of beneficial  interest of Acquiring Fund shall be carried to the third decimal place. No certificates  representing shares of beneficial  interest of Acquiring  Fund will be issued to  shareholders  of
     Acquired Fund shares  irrespective of whether such  shareholders hold their shares in certificated form.

          (d) At the  Closing,  each  outstanding  certificate  that,  prior  to
     Closing,  represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

          (e) At the Closing,  each shareholder of record of Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other  distributions that were declared prior to the Closing, including any dividend or  distribution  declared  pursuant to Section 9(e)
     hereof,  shall  have  the  right  to  receive  such  unpaid  dividends  and distributions  with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

     2.   Valuation

          (a) The  value  of  Acquired  Fund's  Net  Assets  to be  acquired  by
     Acquiring Fund  hereunder  shall be computed as of Close of Business on the
     Valuation Date using the valuation  procedures set forth in Acquired Fund's currently effective prospectus and statement of additional information.

          (b) The net asset value of  Acquiring  Fund Class A Shares,  Acquiring
     Fund Class B Shares and  Acquiring  Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation  Date using the  valuation  procedures  set forth in Acquiring  Fund's  currently effective prospectus and statement of additional information.

          (c) The net asset value of Acquired Fund Class A Shares, Acquired Fund
     Class B Shares and Acquired  Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date,  using the  valuation  procedures  as  set  forth  in  Acquired  Fund's  currently effective prospectus and statement of additional information.

     3.   Closing and Valuation Date

          The Valuation  Date shall be [August __],  2007, or such later date as the  parties  may  mutually  agree.  The  Closing  shall  take place at the principal  office of Delaware  Group  Tax-Free  Fund,  2005 Market  Street,
     Philadelphia,  Pennsylvania 19103 at approximately 9:00 a.m., Eastern Time, on the first  business day following the  Valuation  Date.  Notwithstanding anything  herein to the contrary,  in the event that on the Valuation  Date
     (a) the NYSE  shall be  closed  to  trading  or  trading  thereon  shall be restricted  or (b) trading or the  reporting of trading on such exchange or elsewhere  shall be  disrupted so that,  in the judgment of Delaware  Group
     Tax-Free Fund or Delaware Investments  Municipal Trust,  accurate appraisal of the  value of the net  assets  of  Acquired  Fund or  Acquiring  Fund is impracticable,  the  Valuation  Date  shall be  postponed  until  the first business  day after the day when  trading  shall  have been  fully  resumed without  restriction or disruption,  reporting shall have been restored and accurate  appraisal  of the value of the net  assets of  Acquired  Fund and
     Acquiring  Fund is  practicable  in the judgment of Delaware Group Tax-Free
     Fund  and  Delaware  Investments   Municipal  Trust.  Delaware  Investments
     Municipal Trust shall have provided for delivery as of the Closing of those
     Net Assets of Acquired Fund to be  transferred  to Delaware  Group Tax-Free
     Fund's Custodian,  JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn,
     New York 11245. Also, Delaware Investments Municipal Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the  shareholders of record of its Acquired Fund shares,  and the number of full and fractional shares of beneficial  interest of such classes owned by  each  such  shareholder,  indicating  thereon  which  such  shares  are represented by outstanding  certificates and which by book-entry  accounts, all as of the Close of Business on the  Valuation  Date,  certified  by its transfer agent, or by its President or  Vice-President to the best of their knowledge and belief.  Delaware Group Tax-Free Fund shall provide  evidence satisfactory  to  Delaware  Investments  Municipal  Trust in such manner as
     Delaware  Investments  Municipal  Trust may  request  that  such  shares of beneficial  interest  of  Acquiring  Fund have been  registered  in an open account on the books of Acquiring Fund.

     4.   Representations and Warranties by Delaware Investments Municipal Trust

          Delaware  Investments  Municipal  Trust  represents  and  warrants  to
     Delaware Group Tax-Free Fund that:

          (a) Delaware Investments  Municipal Trust is a statutory trust created under the laws of the State of Delaware on October 26, 2004, and is validly existing  and in good  standing  under  the  laws of that  State.  Delaware
     Investments  Municipal  Trust, of which Acquired Fund is a separate series, is duly  registered  under the  Investment  Company Act of 1940, as amended
     (the "1940  Act"),  as an open-end,  management  investment  company.  Such registration  is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

          (b) Delaware  Investments  Municipal  Trust is  authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, with no par value. Each outstanding share of Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

          (c) The  financial  statements  appearing  in Acquired  Fund's  Annual
     Report to Shareholders  for the fiscal year ended August 31, 2006,  audited by Ernest & Young,  LLP,  copies of which have been  delivered  to Delaware
     Group  Tax-Free  Fund, and any unaudited  financial  statements  since that date,  copies of which may be furnished to Delaware  Group  Tax-Free  Fund, fairly  present the  financial  position  of  Acquired  Fund as of the date indicated,  and the results of its operations for the period indicated,  in conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

          (d) The books and records of Acquired Fund made  available to Delaware
     Group Tax-Free Fund and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

          (e) The  statement  of  assets  and  liabilities  to be  furnished  by
     Delaware  Investments  Municipal  Trust as of the Close of  Business on the
     Valuation  Date for the  purpose  of  determining  the  number of shares of beneficial  interest of Acquiring  Fund to be issued  pursuant to Section 1 hereof  will  accurately  reflect  the Net  Assets  of  Acquired  Fund  and outstanding shares of beneficial  interest,  as of such date, in conformity with  generally  accepted  accounting  principles  applied on a  consistent basis.

          (f) At the Closing, Delaware Investments Municipal Trust, on behalf of
     Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities  referred to in subsection (e) above,  free and clear of all liens or encumbrances of any nature  whatsoever  except such  restrictions  as might arise under the
     1933  Act  with  respect  to  privately  placed  or  otherwise   restricted
     securities that it may have acquired in the ordinary course of business and such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto,  or materially  affect title thereto.

          (g) Delaware Investments Municipal Trust has the necessary trust power and trust  authority  to conduct its  business and the business of Acquired
     Fund as such businesses are now being conducted.

          (h)  Delaware  Investments  Municipal  Trust  is  not  a  party  to or obligated  under any provision of its Agreement and  Declaration  of Trust,
     By-Laws,  or any  material  contract or any other  material  commitment  or obligation,  and is not  subject  to any  order  or  decree  that  would be violated by its execution of or performance under this Agreement.

          (i)  Delaware  Investments  Municipal  Trust has full trust  power and trust  authority  to enter  into and  perform  its  obligations  under this
     Agreement,  subject  to  approval  of this  Agreement  by  Acquired  Fund's shareholders. Except as provided in the immediately preceding sentence, the execution,  delivery and  performance  of this  Agreement have been validly authorized,  and this Agreement  constitutes  its legal,  valid and binding obligation  enforceable against it in accordance with its terms, subject as to  enforcement to the effect of  bankruptcy,  insolvency,  reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other  similar laws of general  applicability  relating to or affecting creditor's rights and to general equity principles.

          (j) Neither Delaware Investments  Municipal Trust nor Acquired Fund is
     under the  jurisdiction of a court in a Title 11 or similar case within the meaning of Section  368(a)(3)(A)  of the Internal  Revenue Code of 1986, as
     amended (the "Code").

          (k) Delaware Investments Municipal Trust does not have any unamortized or unpaid organizational fees or expenses.

          (l) Delaware Investments Municipal Trust has elected to treat Acquired
     Fund as a regulated  investment  company  ("RIC")  for  federal  income tax purposes  under  Part I of  Subchapter  M of the Code,  Acquired  Fund is a
     "fund" as defined in Section  851(g)(2) of the Code, has qualified as a RIC for each taxable year since its  inception  and will qualify as a RIC as of the Closing, and consummation of the transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     5.   Representations and Warranties by Delaware Group Tax-Free Fund

          Delaware  Group  Tax-Free  Fund  represents  and  warrants to Delaware
     Investments Municipal Trust that:

          (a) Delaware  Group  Tax-Free Fund is a statutory  trust created under the laws of the State of  Delaware  on December  17,  1998,  and is validly existing and in good standing under the laws of that State.  Delaware Group
     Tax-Free Fund, of which Acquiring Fund is a separate  series of shares,  is duly registered  under the 1940 Act as an open-end,  management  investment company,  such  registration  is in full  force  and  effect as of the date hereof and will be in full force and effect as of the Closing.

          (b) Delaware  Group  Tax-Free Fund is authorized to issue an unlimited number of shares of beneficial  interest,  without par value,  of Acquiring
     Fund.   Each   outstanding   share  of   Acquiring   Fund  is  fully  paid,
     non-assessable  and has  full  voting  rights.  The  shares  of  beneficial interest of Acquiring Fund to be issued  pursuant to Section 1 hereof will, upon their  issuance,  be validly issued and fully paid and  non-assessable and have full voting rights.

          (c) At the  Closing,  each class of shares of  beneficial  interest of
     Acquiring Fund to be issued pursuant to this Agreement will be eligible for
     offering  to  the  public  in  those  states  of  the  United   States  and
     jurisdictions in which the  corresponding  class of shares of Acquired Fund are  presently  eligible  for  offering  to the  public,  and  there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers  contemplated by this Agreement to be consummated.

          (d) The statement of assets and  liabilities  of Acquiring  Fund to be furnished by Delaware  Group  Tax-Free  Fund as of the Close of Business on
     the Valuation Date for the purpose of  determining  the number of shares of beneficial  interest of Acquiring  Fund to be issued  pursuant to Section 1 hereof  will  accurately  reflect  the net  assets  of  Acquiring  Fund and outstanding shares of beneficial  interest,  as of such date, in conformity with  generally  accepted  accounting  principles  applied on a  consistent basis.

          (e) At the Closing,  Delaware  Group  Tax-Free Fund will have good and marketable  title to all of the  securities  and other  assets shown on the statement of assets and  liabilities  referred to in subsection  (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such  restrictions  as might  arise  under  the 1933  Act with  respect  to privately  placed  or  otherwise  restricted  securities  that it may  have acquired in the ordinary course of business and such imperfections of title or encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (f) Delaware  Group  Tax-Free Fund has the  necessary  trust power and trust  authority to conduct its business and the business of Acquiring Fund as such businesses are now being conducted.

          (g) Delaware Group Tax-Free Fund is not a party to or obligated  under any provision of its Agreement and  Declaration of Trust,  By-Laws,  or any
     material  contract or any other material  commitment or obligation,  and is not subject to any order or decree that would be violated by its  execution of or performance under this Agreement.

          (h)  Delaware  Group  Tax-Free  Fund has full  trust  power  and trust authority to enter into and perform its  obligations  under this Agreement.
     The execution, delivery and performance of this Agreement have been validly authorized,  and this Agreement  constitutes  its legal,  valid and binding obligation enforceable against it in accordance with its terms, subject, as to  enforcement,  to the effect of bankruptcy,  insolvency  reorganization,
     arrangements   among   creditors,   moratorium,   fraudulent   transfer  or
     conveyance,  and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

          (i) Neither  Delaware  Group Tax-Free Fund nor Acquiring Fund is under the  jurisdiction  of a court  in a Title 11 or  similar  case  within  the meaning of Section 368(a)(3)(A) of the Code.

          (j) The books and records of Acquiring Fund made available to Delaware
     Investments  Municipal Trust and/or its counsel are true and correct in all material  respects  and contain no material  omissions  with respect to the business and operations of Acquiring Fund.

          (k) Delaware Group  Tax-Free Fund has elected to treat  Acquiring Fund as a RIC for federal  income tax purposes  under Part I of  Subchapter M of the Code, Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the
     Code,  has qualified as a RIC for each taxable year since its inception and will  qualify  as a  RIC  as  of  the  Closing,  and  consummation  of  the transactions  contemplated  by the  Plan  will  not  cause it to fail to be qualified as a RIC as of the Closing.

     6.   Representations and Warranties by Delaware Investments Municipal Trust
          and Delaware Group Tax-Free Fund

          Delaware Investments  Municipal Trust and Delaware Group Tax-Free Fund
     each represents and warrants to the other that:

          (a) Except as discussed in its currently effective  prospectus,  there are no legal, administrative or other proceedings or investigations against it, or, to its  knowledge,  threatened  against it,  that would  materially
     affect  its  financial   condition  or  its  ability  to   consummate   the
     transactions  contemplated by this Agreement. It is not charged with or, to its  knowledge,  threatened  with,  any violation or  investigation  of any possible violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

          (b) There are no known actual or proposed deficiency  assessments with respect to any taxes payable by it.

          (c) It has duly and  timely  filed,  on  behalf  of  Acquired  Fund or
     Acquiring  Fund, as  appropriate,  all Tax (as defined  below)  returns and reports (including information returns),  which are required to be filed by such  Acquired  Fund or  Acquiring  Fund,  and all such returns and reports accurately  state the  amount of Tax owed for the  periods  covered  by the returns,  or, in the case of information  returns, the amount and character of income  required to be reported by such Acquired Fund or Acquiring Fund.
     On behalf of Acquired Fund or Acquiring Fund, as  appropriate,  it has paid or made  provision and properly  accounted for all Taxes (as defined below)
     due or properly  shown to be due on such returns and  reports.  The amounts set up as provisions for Taxes in the books and records of Acquired Fund or
     Acquiring  Fund,  as  appropriate,  as of  the  Close  of  Business  on the
     Valuation  Date  will,  to  the  extent  required  by  generally   accepted
     accounting  principles,  be sufficient  for the payment of all Taxes of any kind, whether accrued, due, absolute,  contingent or otherwise,  which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any  periods  or  fiscal  years  prior to and  including  the  Close of
     Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation  Date that are  attributable  to any such period or fiscal  year.  No return  filed by it, on behalf of Acquired
     Fund or Acquiring Fund, as  appropriate,  is currently being audited by the
     Internal Revenue Service or by any state or local taxing authority. As used in this  Agreement,  "Tax" or "Taxes" means all federal,  state,  local and foreign (whether imposed by a country or political subdivision or authority thereunder)  income,  gross  receipts,  excise,  sales,  use,  value added, employment,  franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding,  together with any interest and any penalties, additions to tax or  additional  amounts  imposed by any taxing  authority  (foreign  or domestic)  with respect  thereto.  To its  knowledge,  there are no levies, liens or  encumbrances  relating to Taxes  existing,  threatened or pending with  respect  to the  assets  of  Acquired  Fund  or  Acquiring  Fund,  as appropriate.

          (d) All information provided to Delaware  Investments  Municipal Trust by Delaware  Group Tax-Free  Fund,  and by Delaware  Investments  Municipal
     Trust to Delaware  Group  Tax-Free  Fund,  for inclusion in, or transmittal with,  the Combined  Proxy  Statement and  Prospectus  with respect to this
     Agreement  pursuant to which approval of Acquired Fund's  shareholders will be sought,  shall not contain any untrue  statement of a material  fact, or omit to state a material  fact  required  to be stated  therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

          (e) Except in the case of Delaware  Investments  Municipal  Trust with respect to the approval of Acquired Fund's  shareholders of this Agreement, no consent,  approval,  authorization or order of any court or governmental authority,  or  of  any  other  person  or  entity,  is  required  for  the consummation of the transactions contemplated by this Agreement,  except as may be required by the 1933 Act, the  Securities  Exchange Act of 1934,  as
     amended  (the  "1934  Act"),  the 1940  Act,  or state  securities  laws or
     Delaware  statutory  trust  laws  (including,  in the  case  of each of the foregoing, the rules and regulations thereunder).

     7.   Covenants of Delaware Investments Municipal Trust

          (a)  Delaware  Investments  Municipal  Trust  covenants to operate the business of Acquired  Fund as presently  conducted  between the date hereof and the Closing.

          (b) Delaware Investments Municipal Trust undertakes that Acquired Fund will not acquire the shares of  beneficial  interest of Acquiring  Fund for the purpose of making  distributions  thereof other than to Acquired Fund's shareholders.

          (c)  Delaware  Investments  Municipal  Trust  covenants  that  by  the
     Closing,  all of Acquired  Fund's federal and other Tax returns and reports required  by law to be filed on or before  such date  shall have been filed and all federal and other Taxes shown as due on said  returns  either shall have been paid or adequate  liability reserves shall have been provided for the payment of such Taxes.

          (d) Delaware  Investments  Municipal Trust will at the Closing provide
     Delaware Group Tax-Free Fund with:

               (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

               (2) A copy (which may be in electronic  form) of the  shareholder ledger accounts including,  without limitation,  the name, address and taxpayer  identification  number of each  shareholder  of record,  the number of shares of beneficial interest held by each shareholder,  the dividend  reinvestment  elections applicable to each shareholder,  and
          the   backup    withholding   and   nonresident    alien   withholding
          certifications,  notices or records  on file with  Acquired  Fund with respect to each shareholder,  for all of the shareholders of record of
          Acquired  Fund's  shares as of the Close of Business on the  Valuation
          Date,  who are to become  holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its  Vice-President to the best of their knowledge and belief.

          (e) The Board of  Trustees  of Delaware  Investments  Municipal  Trust
     shall call, and Delaware Investments  Municipal Trust shall hold, a Special
     Meeting of Acquired  Fund's  shareholders  to  consider  and vote upon this
     Agreement (the "Special Meeting") and Delaware Investments  Municipal Trust
     shall take all other actions reasonably necessary to obtain approval of the transactions  contemplated  herein.  Delaware  Investments  Municipal Trust agrees  to mail to  each  shareholder  of  record  entitled  to vote at the
     Special  Meeting at which action on this Agreement is to be considered,  in sufficient  time to  comply  with  requirements  as to  notice  thereof,  a
     Combined  Proxy  Statement  and  Prospectus  that  complies in all material respects  with the  applicable  provisions of Section 14(a) of the 1934 Act and  Section  20(a)  of  the  1940  Act,  and  the  rules  and  regulations promulgated thereunder.

          (f)  Delaware  Investments  Municipal  Trust shall  supply to Delaware
     Group  Tax-Free  Fund,  at the  Closing,  the  statement  of the assets and liabilities  described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

     8.   Covenants of Delaware Group Tax-Free Fund

          (a)  Delaware  Group  Tax-Free  Fund  covenants  that  the  shares  of beneficial  interest  of  Acquiring  Fund to be  issued  and  delivered  to
     Acquired  Fund  pursuant  to the terms of Section 1 hereof  shall have been duly authorized as of the Closing and, when so issued and delivered,  shall be  registered  under  the 1933 Act,  validly  issued,  and fully  paid and non-assessable,  and no  shareholder  of  Acquiring  Fund  shall  have  any statutory or contractual  preemptive  right of  subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

          (b) Delaware  Group Tax-Free Fund covenants to operate the business of
     Acquiring  Fund as  presently  conducted  between  the date  hereof and the
     Closing.

          (c) Delaware Group Tax-Free Fund covenants that by the Closing, all of
     Acquiring  Fund's federal and other Tax returns and reports required by law to be filed on or before  such date shall  have been filed and all  federal and other Taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been  provided for the payment of such Taxes.

          (d) Delaware Group Tax-Free Fund shall supply to Delaware  Investments
     Municipal  Trust,  at the Closing,  the statement of assets and liabilities described  in  Section  5(d) of  this  Agreement  in  conformity  with  the requirements described in such Section.

          (e)  Delaware  Group  Tax-Free  Fund  shall have filed with the United
     States Securities and Exchange Commission (the "Commission") a Registration
     Statement  on Form  N-14  under  the 1933 Act  ("Registration  Statement"), relating to the shares of  beneficial  interest of Acquiring  Fund issuable hereunder,  and  shall  have used its best  efforts  to  provide  that such
     Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective,  it (i) complied in all material respects with the applicable  provisions of the 1933 Act, the 1934
     Act and the 1940 Act, and the rules and regulations promulgated thereunder;
     and (ii) will not contain an untrue statement of a material fact or omit to state a material  fact  required to be stated  therein or necessary to make the  statements  therein  not  misleading.  At the  time  the  Registration
     Statement becomes effective,  at the time of Acquired Fund's  shareholders'
     meeting,  and at the Closing,  the  prospectus  and statement of additional information  included in the  Registration  Statement  did not and will not contain an untrue  statement of a material fact or omit to state a material fact  necessary  to  make  the  statements  therein,  in the  light  of the circumstances under which they were made, not misleading.

     9.   Conditions Precedent to be Fulfilled by Delaware Investments Municipal
          Trust and Delaware Group Tax-Free Fund

          The obligations of Delaware  Investments  Municipal Trust and Delaware
     Group  Tax-Free Fund to effectuate  this  Agreement and the Plan  hereunder shall be subject to the following respective conditions:

          (a) That (1) all the representations and warranties of the other party contained  herein shall be true and correct in all material  respects as of the Closing with the same effect as though made as of and at such date; (2)
     the other  party  shall have  performed  all  obligations  required by this
     Agreement to be  performed  by it at or prior to the  Closing;  and (3) the other party shall have delivered to such party a certificate  signed by the
     President or Vice-President  and by the Secretary or equivalent  officer to the foregoing effect.

          (b) That the other party shall have  delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

          (c) That the Commission shall not have issued an unfavorable  advisory report under Section 25(b) of the 1940 Act, nor  instituted  nor threatened to  institute  any  proceeding  seeking to enjoin the  consummation  of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal,  administrative  or other proceeding shall be instituted or threatened  that  would  materially  and  adversely  affect  the  financial condition of either party or would prohibit the  transactions  contemplated hereby.

          (d) That this Agreement,  the Plan and the  transactions  contemplated
     hereby  shall  have  been  approved  by  the  appropriate   action  of  the
     shareholders  of  Acquired  Fund at an annual  or  special  meeting  or any adjournment thereof.

          (e)  That  Acquired  Fund  shall  have  declared  a  distribution   or
     distributions  on or prior to the  Valuation  Date that,  together with all previous  distributions,  shall  have the  effect  of  distributing  to its shareholders  (i) all of its ordinary  income,  capital gain net income and net interest  income  excludable  under Section 103(a) of the Code, if any, for the  period  from the  close of its last  fiscal  year to the  Close of
     Business on the Valuation Date, and (ii) any undistributed ordinary income, capital gain net income and net interest  income  excludable  under Section
     103(a) of the Code from any prior  period.  Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

          (f)  That  all  required  consents  of  other  parties  and all  other consents,  orders  and  permits  of  federal,  state and local  authorities
     (including  those  of the  Commission  and of  state  Blue  Sky  securities authorities,  including  any necessary  "no-action"  positions or exemptive orders from such federal and state  authorities) to permit  consummation of the transaction contemplated hereby shall have been obtained,  except where failure to obtain any such consent,  order or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or
     Acquiring Fund.

          (g) That prior to or at the Closing,  Delaware  Investments  Municipal
     Trust and  Delaware  Group  Tax-Free  Fund shall  receive  an opinion  from
     Stradley Ronon Stevens & Young,  LLP ("SRSY") to the effect that,  provided the acquisition  contemplated hereby is carried out in accordance with this
     Agreement  and in accordance  with  customary  representations  provided by
     Delaware  Investments  Municipal  Trust and Delaware Group Tax-Free Fund in
     certificates delivered to SRSY:

               (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange  solely for Acquiring  Fund shares
          to  be  issued   pursuant  to  Section  1  hereof,   followed  by  the
          distribution  by Acquired Fund to its  shareholders  of Acquiring Fund shares in complete  liquidation  of Acquired  Fund,  will qualify as a reorganization  within the meaning of Section  368(a)(1)  of the Code, and  Acquiring  Fund and  Acquired  Fund  will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be  recognized by Acquired Fund upon the transfer  of  substantially  all of its  assets to  Acquiring  Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in accordance  with Section 1 hereof) under Section 361(a) and Section
          357(a) of the Code;

               (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of  substantially  all of the assets of Acquired Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in  accordance  with Section 1 hereof)  under  Section  1032(a) of the
          Code;

               (4) No gain or loss will be  recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under
          Section 361(c)(1) of the Code.

               (5)  The  basis  of the  assets  of  Acquired  Fund  received  by
          Acquiring  Fund  will be the  same as the  basis  of  such  assets  to
          Acquired Fund  immediately  prior to the exchange under Section 362(b)
          of the Code;

               (6) The holding period of the assets of Acquired Fund received by
          Acquiring  Fund will include the period  during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

               (7) No gain or loss will be  recognized  by the  shareholders  of
          Acquired  Fund upon the exchange of their shares in Acquired  Fund for the voting shares  (including  fractional  shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

               (8) The basis of Acquiring Fund shares  received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1)
          of the Code;

               (9) The holding  period of Acquiring  Fund's  shares  received by
          Acquired  Fund's  shareholders  in  accordance  with  Section 1 hereof
          (including  fractional  shares  to which  they may be  entitled)  will include the holding  period of Acquired  Fund's shares  surrendered in exchange  therefor,  provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization  under Section 1223(l)
          of the Code; and

               (10)  Acquiring  Fund will succeed to and take into account as of the date of the transfer (as defined in Section  1.381(b)-1(b)  of the regulations  issued  by the  United  States  Treasury  (the  "Treasury
          Regulations"))  the items of Acquired Fund described in Section 381(c)
          of the Code,  subject to the conditions and  limitations  specified in
          Sections  381,  382,  383  and  384  of the  Code,  and  the  Treasury
          Regulations.

          (h) That Delaware  Group  Tax-Free Fund shall have received an opinion in form and substance  reasonably  satisfactory to it from SRSY, counsel to
     Delaware  Investments  Municipal Trust, to the effect that,  subject in all respects  to the  effects  of  bankruptcy,  insolvency,  arrangement  among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general  applicability  relating to or affecting  creditor's rights and to general equity principles:

               (1)  Delaware  Investments  Municipal  Trust  was  created  as  a statutory trust under the laws of the State of Delaware on October 26,
          2004,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2) Delaware  Investments  Municipal Trust is authorized to issue an  unlimited  number of shares of  beneficial  interest,  without par value, of Acquired Fund;

               (3)  Delaware   Investments   Municipal  Trust  is  an  open-end,
          investment company of the management type registered as such under the
          1940 Act;

               (4) Except as disclosed in Acquired  Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Delaware Investments Municipal Trust, the unfavorable outcome of which would materially and adversely affect Delaware  Investments  Municipal
          Trust or Acquired Fund;

               (5)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required for the  consummation  by Delaware  Investments  Municipal
          Trust of the transactions contemplated by this Agreement,  except such as have been obtained  under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws  (including,  in the case of each of the  foregoing, the  rules and  regulations  thereunder)  and such as may be  required under state securities laws;

               (6) Neither  the  execution,  delivery  nor  performance  of this
          Agreement  by  Delaware  Investments   Municipal  Trust  violates  any
          provision of its Agreement and Declaration of Trust,  its By-Laws,  or
          the  provisions  of any agreement or other  instrument,  known to such counsel to which Delaware Investments Municipal Trust is a party or by which Delaware Investments Municipal Trust is otherwise bound; and

               (7) This  Agreement has been validly  authorized  and executed by
          Delaware  Investments  Municipal Trust and represents the legal, valid and binding obligation of Delaware Investments  Municipal Trust and is enforceable against Delaware Investments Municipal Trust in accordance with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on certificates of the officers of Delaware  Investments  Municipal
     Trust with regard to matters of fact and certain certifications and written statements of  governmental  officials with respect to the good standing of
     Delaware Investments Municipal Trust.

          (i) That Delaware  Investments  Municipal Trust shall have received an opinion  in form and  substance  reasonably  satisfactory  to it from SRSY, counsel to Delaware Group Tax-Free Fund, to the effect that, subject in all respects  to the  effects  of  bankruptcy,  insolvency,  arrangement  among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general  applicability  relating to or affecting  creditor's rights and to general equity principles:

               (1) Delaware Group Tax-Free Fund was created as a statutory trust
          (formerly  known as a business  trust)  under the laws of the State of
          Delaware on December  17,  1998,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2)  Delaware  Group  Tax-Free  Fund is  authorized  to  issue an unlimited number of shares of beneficial interest,  without par value, of Acquiring Fund;

               (3)  Delaware  Group  Tax-Free  Fund  is an  open-end  investment company of the management type registered as such under the 1940 Act;

               (4) Except as disclosed in Acquiring Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Delaware Group Tax-Free Fund, the  unfavorable  outcome of which would materially  and  adversely  affect  Delaware  Group  Tax-Free  Fund or
          Acquiring Fund;

               (5) The shares of  beneficial  interest of  Acquiring  Fund to be issued  pursuant  to the  terms of  Section  1 hereof  have  been duly authorized  and,  when  issued  and  delivered  as  provided  in  this
          Agreement,  will have been  validly  issued and fully paid and will be non-assessable  by Delaware Group Tax-Free Fund or Acquiring Fund, and
          to such counsel's  knowledge,  no shareholder has any preemptive right to  subscription  or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

               (6)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required for the  consummation  by Delaware  Group Tax-Free Fund of the transactions  contemplated by this Agreement,  except such as have been  obtained  under the 1933 Act,  the 1934 Act,  the 1940 Act,  and
          Delaware laws  (including,  in the case of each of the foregoing,  the rules and  regulations  thereunder)  and such as may be required under state securities laws;

               (7) Neither  the  execution,  delivery  nor  performance  of this
          Agreement by Delaware  Group  Tax-Free  Fund violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other  instrument,  known to such counsel to which
          Delaware  Group  Tax-Free Fund is a party or by which  Delaware  Group
          Tax-Free Fund is otherwise bound; and

               (8) This  Agreement has been validly  authorized  and executed by
          Delaware  Group  Tax-Free  Fund and  represents  the legal,  valid and binding  obligation of Delaware Group Tax-Free Fund and is enforceable against Delaware Group Tax-Free Fund in accordance with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on  certificates  of the officers of Delaware  Group  Tax-Free Fund with  regard to  matters of fact and  certain  certifications  and  written statements of  governmental  officials with respect to the good standing of
     Delaware Group Tax-Free Fund.

          (j) That Delaware Group Tax-Free  Fund's  Registration  Statement with respect  to the  shares of  beneficial  interest  of  Acquiring  Fund to be delivered to Acquired  Fund's  shareholders  in  accordance  with Section 1 hereof  shall  have  become  effective,  and no stop order  suspending  the effectiveness of the Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing or shall be in effect at the Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

          (k) That the shares of  beneficial  interest of  Acquiring  Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by
     Delaware  Group  Tax-Free  Fund with each state  commission  or agency with which such  eligibility is required in order to permit the shares  lawfully to be delivered to each Acquired Fund shareholder.

          (l) That at the Closing,  Delaware  Investments  Municipal  Trust,  on
     behalf of Acquired  Fund,  transfers to Acquiring Fund aggregate Net Assets of Acquired Fund  comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets  recorded on the books of Acquired  Fund at the Close of  Business  on the  Valuation
     Date.

     10. Fees and Expenses  The  expenses of entering  into and carrying out the provisions of this Agreement, whether or not consummated,  shall be borne 30% by
Acquired Fund; 30% by Acquiring Fund; and 40% by Delaware  Management Company, a
series of Delaware Management Business Trust.

     11.  Termination; Waiver; Order

          (a)   Anything   contained   in  this   Agreement   to  the   contrary
     notwithstanding, this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption  thereof by the  shareholders of
     Acquired Fund) prior to the Closing as follows:

               (1) by mutual consent of Delaware Investments Municipal Trust and
          Delaware Group Tax-Free Fund;

               (2) by Delaware Group Tax-Free Fund if any condition precedent to its  obligations  set  forth in  Section 9 has not been  fulfilled  or waived by Delaware Group Tax-Free Fund; or

               (3) by  Delaware  Investments  Municipal  Trust if any  condition precedent  to its  obligations  set  forth in  Section  9 has not been fulfilled or waived by Delaware Investments Municipal Trust.

          (b) If the  transactions  contemplated by this Agreement have not been consummated  by December  31,  2007,  this  Agreement  shall  automatically terminate on that date,  unless a later date is agreed to by both  Delaware
     Investments Municipal Trust and Delaware Group Tax-Free Fund.

          (c) In the event of  termination  of this  Agreement  pursuant  to the provisions  hereof,  the same shall become void and have no further effect, and  there  shall  not be any  liability  on the  part of  either  Delaware
     Investments  Municipal Trust or Delaware Group Tax-Free Fund or persons who are their  trustees,  officers,  agents or  shareholders in respect of this
     Agreement.

          (d) At any time prior to the Closing,  any of the terms or  conditions of this Agreement may be waived by either  Delaware  Investments  Municipal
     Trust or Delaware Group Tax-Free Fund,  respectively (whichever is entitled to the benefit thereof).

          (e) The respective representations, warranties and covenants contained in  Sections  4-8 hereof  shall  expire  with,  and be  terminated  by, the consummation of the Plan, and neither Delaware Investments  Municipal Trust nor Delaware  Group Tax-Free  Fund,  nor any of their  officers,  trustees, agents or  shareholders  shall  have any  liability  with  respect  to such representations  or warranties after the Closing.  This provision shall not protect any officer,  trustee, agent or shareholder of Delaware Investments
     Municipal  Trust or Delaware  Group  Tax-Free Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its  shareholders to which that officer,  trustee,  agent or shareholder would  otherwise  be subject by reason of willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

          (f) If any order or  orders of the  Commission  with  respect  to this
     Agreement  shall be issued  prior to the Closing and shall impose any terms or  conditions  that are  determined  by action of the Board of Trustees of
     Delaware  Investments  Municipal Trust or the Board of Trustees of Delaware
     Group  Tax-Free Fund to be acceptable,  such terms and conditions  shall be binding as if a part of this Agreement  without further vote or approval of the shareholders of Acquired Fund,  unless such further vote is required by applicable law or by mutual consent of the parties.

     12.  Liability of Delaware  Group  Tax-Free  Fund and Delaware  Investments
          Municipal Trust

          (a)  Each  party  acknowledges  and  agrees  that all  obligations  of
     Delaware  Group  Tax-Free  Fund under this  Agreement are binding only with respect to Acquiring  Fund;  that any liability of Delaware  Group Tax-Free
     Fund under this Agreement with respect to Acquiring  Fund, or in connection with the transactions  contemplated  herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Delaware Group Tax-Free Fund shall be liable with respect to this
     Agreement or in connection with the transactions  contemplated  herein; and
     that neither Delaware  Investments  Municipal Trust nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware  Group  Tax-Free  Fund,  the trustees,  officers,  employees or agents of Delaware Group Tax-Free Fund, or any of them.

          (b)  Each  party  acknowledges  and  agrees  that all  obligations  of
     Delaware Investments  Municipal Trust under this Agreement are binding only with respect to Acquired Fund;  that any liability of Delaware  Investments
     Municipal  Trust under this  Agreement with respect to Acquired Fund, or in connection  with the  transactions  contemplated  herein  with  respect  to
     Acquired Fund, shall be discharged only out of the assets of Acquired Fund;
     that no other  series of  Delaware  Investments  Municipal  Trust  shall be
     liable  with  respect  to  this   Agreement  or  in  connection   with  the
     transactions  contemplated herein; and that neither Delaware Group Tax-Free
     Fund nor Acquiring Fund shall seek  satisfaction  of any such obligation or liability from the  shareholders of Delaware  Investments  Municipal Trust, the  trustees,  officers,  employees  or  agents  of  Delaware  Investments
     Municipal Trust, or any of them.

     13.  Final Tax Returns and Forms 1099 of Acquired Fund

          (a) After the Closing,  Delaware Investments  Municipal Trust shall or shall cause its agents to prepare any federal,  state or local Tax returns, including  any Forms 1099,  required  to be filed by  Delaware  Investments
     Municipal  Trust with respect to Acquired  Fund's final taxable year ending with its complete  liquidation  and for any prior  periods or taxable years and shall  further  cause such Tax  returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

          (b)  Notwithstanding  the provisions of Section 1 hereof, any expenses incurred by Delaware  Investments  Municipal  Trust or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax  returns  and  Forms  1099  after the  Closing,  shall be borne by
     Acquired  Fund to the extent  such  expenses  have been or should have been accrued by Acquired Fund in the ordinary  course without regard to the Plan contemplated  by this  Agreement;  any  excess  expenses  shall be borne by
     Delaware  Management  Company,  a series of  Delaware  Management  Business
     Trust, at the time such Tax returns and Forms 1099 are prepared.

     14.  Cooperation and Exchange of Information

          Delaware Group Tax-Free Fund and Delaware Investments  Municipal Trust
     will  provide  each other and their  respective  representatives  with such cooperation and information as either of them reasonably may request of the other in filing  any Tax  returns,  amended  return  or claim  for  refund, determining  a  liability  for  Taxes or a right  to a  refund  of Taxes or participating  in or conducting any audit or other proceeding in respect of
     Taxes.  Each party or their  respective  agents will retain for a period of six (6) years following the Closing all returns,  schedules and work papers and all  material  records or other  documents  relating  to Tax matters of
     Acquired Fund and Acquiring  Fund for its taxable period first ending after the Closing and for all prior taxable periods.

     15.  Entire Agreement and Amendments

          This Agreement  embodies the entire Agreement  between the parties and there  are  no  agreements,  understandings,  restrictions,  or  warranties between the parties  other than those set forth  herein or herein  provided for. This Agreement may be amended only by mutual consent of the parties in writing.  Neither this  Agreement  nor any interest  herein may be assigned without the prior written consent of the other party.

     16.  Counterparts

          This Agreement may be executed in any number of counterparts,  each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

     17.  Notices

          Any notice,  report,  or demand required or permitted by any provision of this  Agreement  shall be in  writing  and  shall be deemed to have been given if delivered or mailed,  first class  postage  prepaid,  addressed to
     Delaware  Investments  Municipal  Trust or Delaware  Group Tax-Free Fund at
     2005 Market Street, Philadelphia, PA 19103, Attention: Secretary.

     18.  Governing Law

          This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

     19.  Effect of Facsimile Signature

          A facsimile  signature of an  authorized  officer of a party hereto on this Agreement  and/or any transfer  document shall have the same effect as if executed in the original by such officer.

     IN WITNESS WHEREOF, Delaware Investments Municipal Trust and Delaware Group
Tax-Free Fund have each caused this Agreement and Plan of  Reorganization  to be executed on its behalf by its duly  authorized  officers,  all as of the day and year first-above written.

                         Delaware Investments Municipal Trust, on behalf of the
                         Delaware Tax-Free Florida Insured Fund

                         By:
                                (name) (title)

                         Delaware  Group  Tax-Free  Fund,  on behalf of the
                         Delaware  Tax-Free USA Fund

                         By:
                                (name) (title)

                                    EXHIBIT B
                           PRINCIPAL HOLDERS OF SHARES

----------------------------------------------------------------------------------------------------------
FUND NAME / CLASS          NAME AND ADDRESS OF ACCOUNT                   SHARE AMOUNT         PERCENTAGE
----------------------------------------------------------------------------------------------------------
Delaware Tax-Free
Florida Insured Fund -
Class A Shares
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Delaware Tax-Free
Florida Insured Fund -
Class B Shares
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Delaware Tax-Free
Florida Insured Fund -
Class C Shares
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Delaware Tax-Free USA
Fund - Class A Shares
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund -
Class B Shares
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund - Class C
Shares
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

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                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           DELAWARE TAX-FREE USA FUND
                                   a series of
                          DELAWARE GROUP TAX-FREE FUND

                             Dated March [30], 2007

               Acquisition of Substantially All of the Assets of:

                            DELAWARE TAX-FREE FLORIDA
                                  INSURED FUND
               (a series of Delaware Investments Municipal Trust)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)

This Statement of Additional  Information  ("SAI")  relates  specifically to the proposed  acquisition of  substantially  all of the assets of Delaware  Tax-Free
Florida  Insured  Fund (the  "Florida  Fund") in exchange for shares of Delaware
Tax-Free USA Fund (the "USA Fund").

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of Additional  Information of the USA Fund, dated January 3,
          2007 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Tax-Free Fund's filing under Rule 485(b)  [Accession
          No.  0001137439-07-000003] filed January 3, 2007 and will be mailed to any Shareholder who requests this SAI.

     2.   Supplement to the Statement of Additional Information of the USA Fund,
          dated  January 3, 2007 as previously  filed via EDGAR is  incorporated herein by reference to Delaware  Group  Tax-Free  Fund's  filing under
          Rule 497  [Accession No.  0001137439-07-000005]  filed January 3, 2007 and will be mailed to any Shareholder who requests this SAI.

     3.   Annual  Report of the USA Fund for the fiscal  year  ended  August 31,
          2006 as previously filed via EDGAR is incorporated herein by reference
          to   Delaware   Group   Tax-Free    Fund's   N-CSR    [Accession   No.
          0001206774-06-002292] filed November 8, 2006 and will be mailed to any
          Shareholder who requests this SAI.

     4.   Annual Report of the Florida Fund for the fiscal year ended August 31,
          2006 as previously filed via EDGAR is incorporated herein by reference to Delaware  Investments  Municipal  Trust 's N-CSR/A  [Accession  No.
          0001206774-07-000437]  filed  February  21, 2007 and will be mailed to any Shareholder who requests this SAI.

     5.   Pro Forma Financial  Statements for the  reorganization of the Florida
          Fund with and into the USA Fund.

     This SAI is not a prospectus;  you should read this SAI in conjunction with
the  Proxy   Statement/Prospectus  dated  March  [30],  2007,  relating  to  the
above-referenced   transactions.   You  can   request   a  copy  of  the   Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to the  Delaware
Tax-Free  USA  Fund  at  Attention:   Account  Services,   2005  Market  Street,
Philadelphia, PA 19103-7094.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006
(Unaudited)

                                                                               % of Total
                                                                               Investments
                                                                               (Pro Forma Delaware Tax-Free USA Fund
                                                                               Combined)  Par/Shares   Market Value
                                                                               --------- ---------------------------

Municipal Bonds                                                                  99.57%
Corporate Revenue Bonds                                                           8.12%
Alliance Airport Authority, Texas Special Facilities Revenue
  (Federal Express Corp. Project) 4.85% 4/1/21 (AMT)                                       $2,000,000    $2,015,180
Brazos, Texas River Authority Pollution Control Revenue
  (Texas Utilities) 5.40% 5/1/29 (AMT)                                                      3,000,000     3,105,000
  o(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                                     3,500,000     3,799,705
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                                    1,695,000     1,724,273
@Columbus, Kansas Industrial Revenue (ACE Electrical
  Acquisition) 7.00% 8/1/17 (AMT)                                                             800,000       208,000
Connecticut State Development Authority Pollution Control
  Revenue (Connecticut Light & Power) Series A 5.85% 9/1/28                                 4,000,000     4,189,360
Indianapolis, Indiana Airport Authority Revenue Special
  Facilities (Federal Express Corp. Project)
  5.10% 1/15/17 (AMT)                                                                       2,750,000     2,886,098
  Series 1998 5.50% 5/1/29 (AMT)                                                            2,000,000     2,045,180
Mason County, West Virginia Pollution Control Revenue
  (Appalachian Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                            3,000,000     3,241,410
Mississippi Business Finance Corporation Pollution Control
  Revenue (System Energy Resources, Inc. Project)
  5.90%5/1/22                                                                               3,000,000     3,004,920
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Triumph Foods Project) Series A 5.25% 3/1/25                                       500,000       517,475
Petersburg, Indiana Pollution Control Revenue (Indianapolis
  Power & Light Co. Project)
  6.375% 11/1/29 (AMT)                                                                      5,000,000     5,399,649
  6.625%12/1/24                                                                             4,500,000     4,590,180
Phenix City, Alabama Industrial Development Board
  Environmental Improvement Revenue (Mead Westvaco Corp.
  Project) Series A 6.35% 5/15/35 (AMT)                                                     3,000,000     3,225,090
oPort Morrow, Oregon Pollution Control Revenue (Portland
  General Electric Co.) Series A 5.20%5/1/33                                                2,600,000     2,666,586
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo Inc. Project)
  6.25%11/15/13                                                                             1,250,000     1,295,150
Richmond County, Georgia Development Authority
  Environmental Improvement Revenue (International Paper Co.
  Project) Series B 5.95% 11/15/25 (AMT)                                                    5,000,000     5,306,200
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC) (AMT)                                                                 500,000       529,380
Suffolk County, New York Industrial Development Agency Revenue
  (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)                                 3,500,000     3,637,690
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                          500,000       520,465
oSweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05%7/15/26                                                  5,000,000     5,107,800
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC
  Corp. Project) 5.60% 12/1/35 (AMT)                                                        5,000,000     5,264,250
                                                                                                      --------------
                                                                                                         64,279,041
                                                                                                      --------------

Education Revenue Bonds                                                           6.53%
Amherst, New York Industrial Development Agency Civic
  Facilities Revenue (UBF Faculty Student Housing) Series A
  5.75% 8/1/30 (AMBAC)                                                                      1,300,000     1,415,323
Broward County Educational Facilities Authority Revenue
  (Nova Southeastern University) 5.25% 4/1/27 (RADIAN)                                              0             0
Chattanooga, Tennessee Health Educational & Housing
  Facilities Board Revenue (CDFI Phase I, LLC. Project) Series A
  5.125%10/1/35                                                                             3,500,000     3,511,200
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/30                                                              5,000,000     5,439,200
Illinois Financial Authority Revenue (Illinois Institute of Technology)
  Series A 5.00% 4/1/36                                                                     2,600,000     2,660,528
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C
  5.75%7/1/33                                                                                 500,000       532,350
Massachusetts State Health & Educational Facilities
  Authority Revenue (Harvard University) Series A
  5.00%7/15/36                                                                              5,005,000     5,277,923
  (Nichols College Project) Series C
  6.00%10/1/17                                                                                950,000     1,002,469
  6.125%10/1/29                                                                             1,000,000     1,054,340
Miami-Dade County Educational Facilities Authority (University of
  Miami) Series A 5.75% 4/1/29 (AMBAC)                                                              0             0
Milledgeville-Baldwin County, Georgia Development Authority
  Revenue (Georgia College & State University Foundation
  Project) 6.00% 9/1/33                                                                     1,000,000     1,093,100
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                    1,000,000     1,029,940
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                         3,070,000     3,085,473
New Jersey State Educational Facilities Authority Revenue
  (Stevens Institute of Technology) Series B 5.25% 7/1/24                                   2,085,000     2,178,033
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                1,000,000     1,079,380
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                       2,000,000     2,077,340
  ^5.50% 7/1/21 (MBIA)                                                                      2,000,000     1,048,700
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A
  5.45%10/1/32                                                                              1,000,000     1,026,820
  (College Independent Student Housing Project) Series A
  5.25% 7/1/30 (XLCA)                                                                       1,630,000     1,738,395
  (Linfield College Project) Series A 5.00%10/1/30                                            600,000       616,062
Pennsylvania State Higher Educational Facilities Authority
  Revenue (Widener University) 5.375%7/15/29                                                1,000,000     1,052,690
Texas University Revenue (FING System) Series B 5.00% 8/15/37                               7,070,000     7,397,269
University of Central Florida Athletics Association Revenue
  Certificates of ParticipationSeries A 5.25% 10/1/34 (FGIC)                                  500,000       530,375
University of the Virgin Islands Series A 5.375% 6/1/34                                       500,000       524,460
Vermont University & State Agriculture College
  5.125% 10/1/37 (AMBAC)                                                                    1,000,000     1,050,810
                                                                                                      --------------
                                                                                                         46,422,180
                                                                                                      --------------
Electric Revenue Bonds                                                            6.28%
Chelan County, Washington Public Utilities District
  #001 Consolidated Revenue (Chelan Hydro System) Series A
  5.45% 7/1/37 (AMBAC) (AMT)                                                                5,000,000     5,339,550
Emerald Peoples, Oregon Utilities District Series A 5.25% 11/1/22 (FSA)                       750,000       808,845
Long Island, New York Power Authority Electric Systems
  Revenue Series B 5.00% 12/1/35                                                            1,770,000     1,845,491
Florida State Municipal Power Agency Revenue (Stanton II Project)
  5.00% 10/1/26 (AMBAC)                                                                             0             0
Lower Colorado River Authority Texas Revenue Refunding
  Series A 5.875% 5/15/17 (AMBAC)                                                           5,500,000     5,849,030
Missouri Joint Municipal Electric Utilities Commission Revenue
  Power Project (Plum Point Project) 5.00% 1/1/34 (MBIA)                                    7,000,000     7,359,310
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph
  Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                                       2,200,000     2,214,806
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                                          0             0
Orlando, Florida Utilities Commission Water & Electric
  Revenue 5.25% 10/1/20                                                                     2,500,000     2,685,500
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                    6,000,000     6,281,580
  Series NN 5.125% 7/1/29                                                                   1,400,000     1,470,210
  Series PP 5.00% 7/1/25 (FGIC)                                                             1,000,000     1,060,070
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                            10,000,000    10,378,300
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                           1,000,000     1,136,720
                                                                                                      --------------
                                                                                                         46,429,412
                                                                                                      --------------

Escrowed to Maturity Bonds                                                        5.41%
Cape Girardeau County, Missouri Industrial Development Authority
Health Care Facilities Revenue (Southeast Missouri Hospital)
  5.25% 6/1/16 (MBIA)                                                                         440,000       478,900
^Greene County, Missouri Single Family Mortgage Revenue
  Municipal Multiplier (Private Mortgage Insurance)
  6.10%3/1/16                                                                               1,225,000       834,482
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)                                    260,000       264,711
Louisiana Public Facilities Authority Hospital Revenue
  (Southern Baptist Hospital, Inc.) 8.00%5/15/12                                            4,930,000     5,543,933
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (SSM Health Care) Series AA
  6.40% 6/1/10 (MBIA)                                                                         500,000       547,470
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway)
  5.50% 1/1/14 (FGIC)                                                                       5,000,000     5,561,300
  5.50% 1/1/15 (FGIC)                                                                       7,310,000     8,181,791
  5.50% 1/1/16 (FGIC)                                                                       1,000,000     1,127,030
Oklahoma State Turnpike Authority Revenue (First Senior)
  6.00%1/1/22                                                                              13,535,000    16,483,465
Umatilla County, Oregon Hospital Facility Authority Revenue
  (Catholic Health Initiatives) Series A 5.50% 3/1/32                                       1,000,000     1,072,380
Virgin Islands Public Finance Authority Revenue Series A
  7.30%10/1/18                                                                              2,200,000     2,749,318
                                                                                                      --------------
                                                                                                         42,844,780
                                                                                                      --------------

Health Care Revenue Bonds                                                        17.28%
Akron Bath Copley, Ohio Joint Township Hospital District
  Revenue (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                            3,000,000     3,153,780
California Statewide Communities Development Authority
  Revenue (Kaiser Permenante) 5.25%3/1/45                                                   8,500,000     8,884,709
Cape Girardeau County, Missouri Industrial Development Authority
  Health Care Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                           560,000       602,986
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                        1,000,000     1,060,030
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125%1/1/24                                              1,000,000     1,089,700
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior
  Housing (St. Clarence Geac) Series A 6.25% 5/1/38                                         1,500,000     1,525,845
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                     4,275,000     4,435,227
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                     7,500,000     8,006,924
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00%8/1/31                                                                               1,777,611     1,486,741
Duluth, Minnesota Economic Development Authority
  Health Care Facilities Revenue (Benedictine Health System St.
  Mary's Hospital) 5.25% 2/15/33                                                            5,000,000     5,188,650
Escambia County Health Facilities Authority (Florida Health Care
  Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                                                    0             0
Florence County, South Carolina Hospital Revenue (McLeod
  Regional Medical Center Project) Series A 5.25% 11/1/27 (FSA)                             3,355,000     3,578,309
Gainesville & Hall County, Georgia Development Authority Revenue
  Senior Living Facilities (Lanier Village Estates Project) Series C
  7.25%11/15/29                                                                             1,000,000     1,093,770
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                 3,140,000     3,318,195
Highlands County, Florida Health Facilities Authority Revenue
  (Adventist Health System) Series C 5.25% 11/15/36                                         3,500,000     3,690,680
Illinois Financial Authority Revenue Series A
  (Clarke Oaks Project) 6.00%11/15/39                                                       5,800,000     5,939,896
  (Luther Oaks Project) 6.00%8/15/39                                                        3,000,000     3,094,230
Illinois Health Facilities Authority Revenue (Elmhurst
  Memorial Healthcare Project) 5.625%1/1/28                                                 2,000,000     2,125,500
Indian River County Hospital District (Indian River Memorial Hospital)
  6.10% 10/1/18 (FSA)                                                                               0             0
Jacksonville Economic Development Community Health Care
  Facilities Revenue (Mayo Clinic) 5.00%11/15/36                                                    0             0
Jacksonville, Florida Economic Development Community
  Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                               7,000,000     7,280,699
Johnson City, Tennessee Health and Educational Facilities Board
  Hospital Revenue First Mortgage (Mountain States Health) Series A
  5.50%7/1/36                                                                               3,000,000     3,180,990
Joplin, Missouri Industrial Development Authority Health
  Facilities Revenue (Freeman Health System Project)
  5.375%2/15/35                                                                               255,000       267,023
  5.75%2/15/35                                                                                405,000       439,591
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project)
  Series B 5.75% 7/1/33                                                                     1,000,000     1,061,590
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50%5/15/32                                                 1,500,000     1,568,655
Lucas County, Ohio Health Care Facility Revenue (Sunset
  Retirement Communities) Series A 6.625% 8/15/30                                           2,000,000     2,143,620
Maryland State Health & Higher Education Facilities Authority
  Revenue (Union Hospital Cecil County Issue) 5.00% 7/1/40                                  2,345,000     2,401,538
Miami-Dade County Public Facilities Revenue (Jackson Health
  Systems) Series A 5.00% 6/1/35 (MBIA)                                                             0             0
Michigan State Hospital Finance Authority Revenue
  (Ascension Health Credit Group) Series B 5.25% 11/15/26                                   3,500,000     3,680,670
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                          2,500,000     2,678,450
  (Trinity Health Credit) Series C 5.375%12/1/30                                            6,000,000     6,338,040
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (Lake Regional Health System
  Project) 5.70% 2/15/34                                                                      500,000       531,130
Multnomah County, Oregon Hospital Facilities Authority
  Revenue (Providence Health System) 5.25% 10/1/22                                          3,500,000     3,750,810
New York State Dormitory Authority Revenue (Catholic
  Health Services of Long Island - St. Francis Hospital Project)
  5.10%7/1/34                                                                               2,500,000     2,562,750
North Carolina Medical Care Commission Health Care
  Facilities Revenue (First Mortgage - Presbyterian
  Homes) 5.40% 10/1/27                                                                      4,000,000     4,112,560
  (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                                   6,000,000     6,228,060
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125%11/1/34                                          1,250,000     1,299,188
North Kansas City, Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                        500,000       523,510
North Miami Health Facilities Authority (Catholic Health
  Services) (LOC Suntrust Bank-Miami) 6.00% 8/15/16                                                 0             0
Orange County Health Facilities Authority Revenue (Adventist
  Health System) 5.625%11/15/32                                                                     0             0
Palm Beach County Health Facilities Authority Revenue (Boca Raton
  Community Hospital) 5.625%12/1/31                                                                 0             0
Prince William County, Virginia Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                   1,750,000     1,860,233
Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities Revenue (Hospital Auxilio Mutuo
  Obligated Group) Series A 6.25% 7/1/24 (MBIA)                                             1,200,000     1,210,128
Shelby County, Tennessee Health Educational & Housing Facilities
  Board Revenue (Trezevant Manor Project) Series A 5.625% 9/1/26                            2,500,000     2,518,625
South Broward Hospital District Revenue (Memorial Health Care
  System) 5.625% 5/1/32                                                                             0             0
South Miami, Florida Health Facilities Authority Hospital
  Revenue (Baptist Health South Florida Group) 5.25% 11/15/33                               4,000,000     4,157,520
Tallahassee Health Facilities (Tallahassee Memorial Regional
  Medical Center) Series B 6.00% 12/1/15 (MBIA)                                                     0             0
University Colorado Hospital Authority Revenue Series A
  5.25%11/15/39                                                                             2,000,000     2,076,740
                                                                                                      --------------
                                                                                                        120,147,292
                                                                                                      --------------
Housing Revenue Bonds                                                             3.85%
Florida Housing Finance Agency(Crossings Indian Run
  Apartments HUD) Series V 6.10%12/1/26 (AMBAC) (AMT)                                               0             0
  (Landings at Sea Forest Apartments) Series T
  5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                                 0             0
  6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                                 0             0
  (Leigh Meadows Apartments Section 8 HUD) Series N
  6.20% 9/1/26 (AMBAC) (AMT)                                                                        0             0
  6.30% 9/1/36 (AMBAC) (AMT)                                                                        0             0
  (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37
  (AMBAC) (AMT)                                                                                     0             0
  (Spinnaker Cove Apartments) Series G 6.50% 7/1/36
  (AMBAC) (FHA) (AMT)                                                                               0             0
  (The Vineyards Project) Series H 6.40%11/1/15                                                     0             0
  (Woodbridge Apartments) Series L 6.15% 12/1/26                                                    0             0
  (AMBAC) (AMT)
  6.25%6/1/36(AMBAC) (AMT)                                                                          0             0
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA) (AMT)                                                                1,150,000     1,205,074
Illinois Development Finance Authority Revenue (Section 8)
  Series A 5.80% 7/1/28 (MBIA) (FHA)                                                        2,790,000     2,869,739
Illinois Housing Development Authority Multi Family Revenue
  (Crystal Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                              2,000,000     2,115,060
Milwaukee, Wisconsin Redevelopment Authority
  Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA) (AMT)                           1,455,000     1,507,947
Missouri State Housing Development Commission
  Mortgage Revenue Series C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)                                  110,000       111,848
Missouri State Housing Development Commission
  Mortgage Revenue Single Family Homeowner
  Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                                     285,000       291,404
  Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                                      80,000        81,720
  Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                                      25,000        25,429
  Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                                     115,000       116,783
Missouri State Housing Development Commission
  Multifamily Housing Revenue(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)                      1,435,000     1,495,256
  (San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)                                                500,000       517,510
New Mexico Mortgage Finance Authority Revenue
  Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                               235,000       241,662
  Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                         195,000       197,088
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                             1,300,000     1,324,713
Orange County Housing Finance Authority Homeowner Revenue
  Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                                         0             0
Oregon Health, Housing, Educational, & Cultural Facilities
  Authority Revenue (Pier Park Project) Series A 6.05% 4/1/18
  (GNMA) (AMT)                                                                              1,095,000     1,097,113
Oregon State Housing & Community Services Department
  Mortgage Revenue Single Family Mortgage Program Series R
  5.375% 7/1/32 (AMT)                                                                       1,100,000     1,124,299
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA) (FNMA) (AMT)                                                           175,000       177,357
St. Louis County, Missouri Industrial Development Authority
  Housing Development Revenue Refunding (Southfield &
  Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                                              1,000,000     1,025,760
Volusia County Multifamily Housing Finance Authority (San Marco
  Apartments) Series A 5.60% 1/1/44 (FSA) (AMT)                                                     0             0
Waukesha, Wisconsin Housing Authority Multifamily Revenue
  (Westgrove Woods) Series A 6.00% 12/1/31 (GNMA) (AMT)                                     1,500,000     1,530,285
                                                                                                       --------------
                                                                                                         17,056,047
                                                                                                      --------------

Lease Revenue Bonds                                                               6.50%
Battery Park City, New York Authority Revenue Series A
  5.25%11/1/22                                                                              2,250,000     2,432,363
California State Public Works Board Lease Revenue (Department
  of General Services-Butterfield Street) Series A 5.25% 6/1/30                             2,750,000     2,908,840
Chesterfield, Missouri Certificates of Participation 5.00% 12/1/24 (FGIC)                   1,000,000     1,057,980
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/29 (MBIA)                                0             0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series A 5.00% 6/1/21 (AMBAC)                                          1,000,000     1,051,020
Lake County School Board Series A 5.00% 6/1/30 (AMBAC)                                              0             0
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                 700,000       755,832
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25%12/1/19                                                                              1,435,000     1,497,509
  5.50%12/1/24                                                                              2,480,000     2,621,459
  5.625%12/1/28                                                                             2,930,000     3,118,780
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                           500,000       512,090
  (Sewer System Improvement Project) Series C
  5.00%3/1/25                                                                                 605,000       619,659
New York City, New York Industrial Development Agency Revenue
  (Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)                                      3,000,000     3,045,360
Oregon State Department of Administrative Services
  Certificates of Participation Refunding Revenue
  Series A 5.00% 5/1/30 (FSA)                                                                 500,000       522,675
  Series C 5.25% 11/1/15 (MBIA)                                                             1,000,000     1,073,610
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                                           0             0
Pasco County School Board Series A 5.00% 8/1/30 (AMBAC)                                             0             0
Puerto Rico Commonwealth Industrial Development
  Company General Purpose Revenue Series B 5.375% 7/1/16                                    1,000,000     1,031,040
Puerto Rico Public Buildings Authority Revenue (Guaranteed
  Government Facilities)
  Series F 5.25% 7/1/25                                                                             0             0
  Series I 5.25% 7/1/33                                                                    12,000,000    12,535,440
  oSeries J 5.00%7/1/36 (AMBAC)                                                             2,000,000     2,129,260
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                                     0             0
St. Charles County, Missouri Public Water Supply District #2 Revenue
  Certificate of Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                             1,000,000     1,056,660
  Series B 5.10% 12/1/25 (MBIA)                                                               500,000       516,635
St. Louis, Missouri College District Leasehold Revenue
  5.00% 3/1/23 (AMBAC)                                                                      1,000,000     1,057,060
^St. Louis, Missouri Industrial Development Authority
  Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                         3,035,000     1,654,894
                                                                                                      --------------
                                                                                                         41,198,166
                                                                                                      --------------
Local General Obligation Bonds                                                    7.31%
Benton & Linn Counties, Oregon School District #509J (Corvallis)
  5.00% 6/1/21 (FSA)                                                                        1,000,000     1,055,250
Boerne, Texas Independent School District Building
  5.25% 2/1/27 (PSF)                                                                        4,000,000     4,254,760
  5.25% 2/1/29 (PSF)                                                                        2,960,000     3,145,089
Clackamas County, Oregon School District #86 (Canby)
  5.00% 6/15/25 (FSA)                                                                         500,000       530,810
Des Peres, Missouri Refunding 5.375% 2/1/20 (AMBAC)                                         1,000,000     1,102,290
Deschutes County, Oregon Refunding 5.00% 12/1/16 (FSA)                                        500,000       532,815
Enterprise Community Development District Special
  Assessment 6.10% 5/1/16 (MBIA)                                                                    0             0
Greene County, Missouri Reorganization School District
  R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)                                            1,500,000     1,585,590
Henderson, Nevada Local Improvement Districts #T-18
  5.30%9/1/35                                                                               3,475,000     3,518,855
Hollywood Community Redevelopment Agency
  5.625%3/1/24                                                                                      0             0
Jackson County, Missouri Special Obligation 5.50% 12/1/17 (MBIA)                              845,000       924,438
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)                           500,000       526,635
Julington Creek Plantation Community Development
  District Special Assessment 5.00% 5/1/29 (MBIA)                                                   0             0
Lammersville, California School District Community Facilities
  District #2002 (Mountain House) 5.125%9/1/35                                              3,750,000     3,790,950
Lane County, Oregon School District #19 (Springfield) Refunding
  6.00% 10/15/14 (FGIC)                                                                       500,000       577,855
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)                           2,160,000     2,306,210
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)                                   700,000       728,742
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                          1,250,000     1,359,663
New York City, New York
  Series G 5.00% 12/1/33                                                                    4,900,000     5,089,189
  Series H 6.125% 8/1/25                                                                      315,000       324,771
  Series I 5.00% 8/1/21                                                                     2,500,000     2,625,700
  Series I 5.125% 3/1/23                                                                    5,875,000     6,176,211
  Series J 5.00% 3/1/35                                                                     4,000,000     4,155,720
  Series J 5.25% 6/1/28                                                                     5,400,000     5,718,492
Portland River, Oregon District Urban Renewal &
  Redevelopment Interstate Corridor Series A 5.00% 6/15/23 (AMBAC)                            250,000       262,975
Port St. Lucie 5.00% 7/1/35 (MBIA)                                                                  0             0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                           2,000,000     2,167,780
Taney County, Missouri Reorganization School
  District R-V (Hollister School District Direct Deposit Project)
  5.00% 3/1/22 (FSA)                                                                        1,000,000     1,051,770
^Umatilla County, Oregon School District #6 R Umatilla Refunding
  5.50% 12/15/22 (AMBAC)                                                                      200,000        98,434
                                                                                                      --------------
                                                                                                         53,610,994
                                                                                                      --------------
ss.Pre-Refunded Bonds                                                               9.74%
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30-10 (AMBAC)                        6,000,000     6,579,720
Deschutes County, Oregon Administrative School District
  #1 Series A 5.125% 6/15/21-11 (FSA)                                                       1,000,000     1,065,800
Deschutes County, Oregon Hospital Facilities Authority Hospital
  Revenue (Cascade Health Services) 5.60% 1/1/32-12                                         1,250,000     1,362,988
Florida Housing Finance Agency (Mariner Club Apartments)
  Series K-16.25%9/1/26-07(AMBAC) (AMT)                                                             0             0
  6.375%9/1/36-07(AMBAC) (AMT)                                                                      0             0
  (Sterling Palms Apartments) Series D-1
  6.30%12/1/16-06(AMBAC) (AMT)                                                                      0             0
  6.40%12/1/26-06(AMBAC) (AMT)                                                                      0             0
  6.50%6/1/36-06(AMBAC) (AMT)                                                                       0             0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50%6/1/43-13                                                                            8,500,000     9,397,939
  5.625%6/1/38-13                                                                           7,500,000     8,347,800
Highlands County Health Facilities Authority (Adventist Health
  System/Sunbelt) Series A 6.00%11/15/31-11                                                         0             0
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/34-07                                                             500,000       506,805
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)                           0             0
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                    1,175,000     1,243,326
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10 (FSA)                      1,000,000     1,079,000
Lee County Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                                          0             0
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                               1,500,000     1,589,115
Linn County, Oregon Community School District #9 Lebanon
  5.60% 6/15/30-13 (FGIC)                                                                   2,000,000     2,228,320
Maryland State Economic Development Corporation,
  Student Housing Revenue (University of Maryland College
Park Project) 5.625% 6/1/35-13                                                              1,125,000     1,245,308
Mississippi Development Bank Special Obligation (Madison
  County Hospital Project) 6.30%7/1/22-09                                                   2,070,000     2,254,499
New York City, New York Series H 6.125%8/1/25-07                                            4,685,000     4,842,885
Oregon State Department of Administrative Services
  Certificates of Participation Series A 5.80% 5/1/24-07 (AMBAC)                            1,000,000     1,024,710
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma
  State University) Series A 6.375%6/1/30-11                                                4,000,000     4,460,960
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30-11 (FSA)                                                                      920,000       982,321
  5.375% 7/1/21-07 (MBIA)                                                                      50,000        51,521
  Series A 5.125% 7/1/31-11                                                                 3,495,000     3,731,751
Puerto Rico Commonwealth Highway & Transportation
  Authority Revenue Series D 5.25%7/1/38-12                                                         0             0
Puerto Rico Housing, Bank & Finance Agency Single
  Family Mortgage Revenue 6.25% 4/1/29-07 (GNMA)
  (FNMA) (FHLMC) (AMT)                                                                      1,240,000     1,255,599
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                          1,000,000     1,021,720
Tampa Utilities Tax Revenue Series A
  6.00% 10/1/17-09 (AMBAC)                                                                          0             0
  6.125% 10/1/18-09 (AMBAC)                                                                         0             0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                  1,250,000     1,341,625
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                       800,000       884,976
                                                                                                      --------------
                                                                                                         56,498,688
                                                                                                      --------------

Special Tax Bonds                                                                 7.31%
Bi-State Development Agency Missouri - Illinois Metropolitan
  District (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                    2,000,000     2,085,260
Florida Hurricane Catastrophe Fund Financial Corporation Revenue
  Series A 5.00% 7/1/12                                                                     2,500,000     2,668,325
Florida State Board of Education (Lottery Revenue) Series A
  6.00% 7/1/14 (FGIC)                                                                               0             0
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)                            1,000,000     1,049,680
Jacksonville Excise Taxes Revenue Series B
  5.00% 10/1/26 (AMBAC)                                                                             0             0
  5.125% 10/1/32 (FGIC)                                                                             0             0
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
  5.00%1/1/32                                                                               1,500,000     1,492,425
  5.125%1/1/37                                                                              1,500,000     1,507,470
New Jersey Economic Development Authority (Cigarette Tax)
  5.50%6/15/31                                                                              1,000,000     1,049,340
  5.75%6/15/34                                                                              2,000,000     2,130,920
New York City, New York Transitional Finance Authority
  Series D 5.00% 2/1/31                                                                     5,000,000     5,195,700
New York State Dormitory Authority State Personal
  Income Tax Revenue Education 5.00%3/15/31                                                 5,200,000     5,471,856
New York State Sales Tax Asset Receivables Series A
  5.25% 10/15/27 (AMBAC)                                                                    1,000,000     1,080,510
&Palm Beach County Criminal Justice Facilities Revenue
  5.75% 6/1/12 (FGIC)                                                                               0             0
^Puerto Rico Commonwealth Infrastructure Financing
  Authority Series A 4.60% 7/1/30 (FGIC)                                                            0             0
Puerto Rico Convention Center District Authority Revenue (Hotel
  Occupancy Tax) 5.00% 7/1/31 (AMBAC)                                                       6,250,000     6,636,125
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay
  Arena Project) 5.75% 10/1/20 (MBIA)                                                       1,000,000     1,164,760
Truth or Consequences, New Mexico Gross Receipts Tax
  Revenue 6.30% 7/1/16                                                                      1,000,000     1,001,820
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue
  Project) Series A 5.60% 12/1/16                                                           4,500,000     4,688,055
                                                                                                       --------------
                                                                                                         37,222,246
                                                                                                      --------------

State General Obligation Bonds                                                   10.98%
California State
  5.00% 2/1/26 (AMBAC)                                                                      5,570,000     5,819,369
  5.00%2/1/33                                                                               6,350,000     6,550,025
  5.25% 2/1/30 (MBIA)                                                                       3,500,000     3,711,050
Illinois State Series A 5.00% 3/1/34                                                        7,000,000     7,259,070
Maryland State & Local Facilities Land Capital Improvement Series A
  5.00%8/1/11                                                                               5,000,000     5,327,300
  5.00%3/1/12                                                                               8,000,000     8,567,520
  5.25%3/1/13                                                                              10,000,000    10,947,500
  5.50%8/1/14                                                                               5,000,000     5,620,600
Pennsylvania State First Series
  5.00%7/1/11                                                                               5,955,000     6,320,161
  5.00%7/1/13                                                                               3,000,000     3,236,250
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30 (FSA)                                                                         965,000     1,011,368
  5.25% 7/1/27 (FSA)                                                                          705,000       745,248
  Series A 5.125% 7/1/31                                                                    7,880,000     8,058,640
  Series A 5.25% 7/1/23                                                                       500,000       529,400
  Series A 5.50% 7/1/19 (MBIA)                                                              9,000,000    10,339,380
                                                                                                      --------------
                                                                                                         84,042,881
                                                                                                      --------------

Transportation Revenue Bonds                                                      5.29%
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31                           7,100,000     7,489,577
Capital Trust Agency Florida Revenue
  (Fort Lauderdale/Cargo Acquisition Project)
  5.75% 1/1/32 (AMT)                                                                        3,750,000     3,921,263
  (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                                    2,395,000     2,579,008
Dallas-Fort Worth, Texas International Airport Revenue
  Series A 5.50% 11/1/31 (FGIC) (AMT)                                                       1,500,000     1,597,875
Grapevine, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.50% 1/1/24 (AMT)                                                              920,000       991,797
Houston, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.375% 1/1/23 (AMT)                                                           2,000,000     2,142,740
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)                              0             0
Metropolitan, New York Transportation Authority
  Revenue Refunding Series A 5.00% 11/15/30 (FSA)                                           3,000,000     3,132,390
Miami-Dade County Aviation Revenue (Miami International
  Airport) Series B 5.00% 10/1/37 (FGIC)                                                            0             0
Miami-Dade County Aviation Revenue Series A
  5.00% 10/1/33 (FSA) (AMT)                                                                         0             0
Pennsylvania State Turnpike Commission Revenue Series A
  5.00% 12/1/34 (AMBAC)                                                                       500,000       523,530
Port of Oakland, California Revenue Series K 5.75% 11/1/29 (FGIC) (AMT)                     3,500,000     3,703,700
Puerto Rico Commonwealth Highway & Transportation
  Series G 5.00% 7/1/42                                                                             0             0
Authority Revenue Series K 5.00%7/1/35                                                      2,500,000     2,558,100
South Carolina Transportation Infrastructure Revenue Series A
  5.00% 10/1/33 (AMBAC)                                                                     7,500,000     7,796,474
St. Louis, Missouri Airport Revenue (Capital Improvement Project)
  Series A 5.375% 7/1/21 (MBIA)                                                             1,635,000     1,749,957
                                                                                                      --------------
                                                                                                         38,186,411
                                                                                                      --------------

Water & Sewer Revenue Bonds                                                       4.98%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                  4,375,000     4,688,513
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                                       1,000,000     1,080,090
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                            1,000,000     1,065,300
Metropolitan St. Louis, Missouri Sewer District Wastewater
  Revenue Series A 5.00% 5/1/34 (MBIA)                                                      1,250,000     1,305,313
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control Revenue Unrefunded
  Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                        1,060,000     1,062,056
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue
  Series A 5.125% 6/15/34                                                                  12,125,000    12,720,700
  Series A 5.25% 6/15/34                                                                    3,705,000     3,930,190
  Series B 5.00% 6/15/23 (FSA)                                                              1,000,000     1,057,040
Portland, Oregon Sewer Systems Revenue (Second Lien)
  Series A 5.00% 6/1/23 (FSA)                                                                 325,000       341,783
  Series B 5.00% 6/15/27 (MBIA)                                                             1,000,000     1,061,130
Sacramento County, California Sanitation District Financing
  Authority Revenue 5.00% 12/1/36 (FGIC)                                                    4,000,000     4,222,440
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                                   0             0
Village Center Community Development District Utility
  Revenue 5.00% 10/1/36 (MBIA)                                                                      0             0
Virgin Islands Water & Power Authority Water System Revenue
  5.50%7/1/17                                                                                 510,000       525,479
West Virginia State Water Development Authority Revenue
  (Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)                                   2,890,000     3,162,267
Winter Haven Utilities Systems Revenue Refunding &
  Improvement 5.00% 10/1/30 (MBIA)                                                                  0             0
                                                                                                      --------------
                                                                                                         36,222,301
                                                                                                      --------------
Total Municipal Bonds (cost $650,673,277)                                                               684,160,439
                                                                                                      --------------

oVariable Rate Demand Notes                                                       0.43%
Alexandria, Virginia Industrial Development Authority
  (Institutional Defense Analyses Project) 3.44% 10/1/30 (AMBAC)                            1,925,000     1,925,000
New Jersey Health Care Facilities Financing Authority Revenue
  (Computer Program) Series A1 3.38%7/1/30                                                  1,500,000     1,500,000
                                                                                                      --------------
Total Variable Rate Demand Notes (cost $3,425,000)                                                        3,425,000
                                                                                                      --------------

Total Investments at Market                                                     100.00%                 687,585,439
                                                                                                      --------------

Total Investments at Cost                                                                             $ 654,098,277
                                                                                                      --------------

                                                                                Delaware Tax-Free Florida
                                                                                Par/Shares    Market Value
                                                                               --------------------------
Municipal Bonds
Corporate Revenue Bonds
Alliance Airport Authority, Texas Special Facilities Revenue
  (Federal Express Corp. Project) 4.85% 4/1/21 (AMT)                                      $0          $0
Brazos, Texas River Authority Pollution Control Revenue
  (Texas Utilities) 5.40% 5/1/29 (AMT)                                                     0           0
  o(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                                    0           0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                                   0           0
@Columbus, Kansas Industrial Revenue (ACE Electrical
  Acquisition) 7.00% 8/1/17 (AMT)                                                          0           0
Connecticut State Development Authority Pollution Control
  Revenue (Connecticut Light & Power) Series A 5.85% 9/1/28                                0           0
Indianapolis, Indiana Airport Authority Revenue Special
  Facilities (Federal Express Corp. Project)
  5.10% 1/15/17 (AMT)                                                                      0           0
  Series 1998 5.50% 5/1/29 (AMT)                                                           0           0
Mason County, West Virginia Pollution Control Revenue
  (Appalachian Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                           0           0
Mississippi Business Finance Corporation Pollution Control
  Revenue (System Energy Resources, Inc. Project)
  5.90%5/1/22                                                                              0           0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Triumph Foods Project) Series A 5.25% 3/1/25                                    0           0
Petersburg, Indiana Pollution Control Revenue (Indianapolis
  Power & Light Co. Project)
  6.375% 11/1/29 (AMT)                                                                     0           0
  6.625%12/1/24                                                                            0           0
Phenix City, Alabama Industrial Development Board
  Environmental Improvement Revenue (Mead Westvaco Corp.
  Project) Series A 6.35% 5/15/35 (AMT)                                                    0           0
oPort Morrow, Oregon Pollution Control Revenue (Portland
  General Electric Co.) Series A 5.20%5/1/33                                               0           0
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo Inc. Project)
  6.25%11/15/13                                                                            0           0
Richmond County, Georgia Development Authority
  Environmental Improvement Revenue (International Paper Co.
  Project) Series B 5.95% 11/15/25 (AMT)                                                   0           0
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC) (AMT)                                                              0           0
Suffolk County, New York Industrial Development Agency Revenue
  (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)                                0           0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                       0           0
oSweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05%7/15/26                                                 0           0
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC
  Corp. Project) 5.60% 12/1/35 (AMT)                                                       0           0
                                                                                             ------------
                                                                                                       0
                                                                                             ------------

Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic
  Facilities Revenue (UBF Faculty Student Housing) Series A
  5.75% 8/1/30 (AMBAC)                                                                     0           0
Broward County Educational Facilities Authority Revenue
  (Nova Southeastern University) 5.25% 4/1/27 (RADIAN)                             1,000,000   1,042,890
Chattanooga, Tennessee Health Educational & Housing
  Facilities Board Revenue (CDFI Phase I, LLC. Project) Series A
  5.125%10/1/35                                                                            0           0
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/30                                                             0           0
Illinois Financial Authority Revenue (Illinois Institute of Technology)
  Series A 5.00% 4/1/36                                                                    0           0
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C
  5.75%7/1/33                                                                              0           0
Massachusetts State Health & Educational Facilities
  Authority Revenue (Harvard University) Series A
  5.00%7/15/36                                                                             0           0
  (Nichols College Project) Series C
  6.00%10/1/17                                                                             0           0
  6.125%10/1/29                                                                            0           0
Miami-Dade County Educational Facilities Authority (University of
  Miami) Series A 5.75% 4/1/29 (AMBAC)                                             2,000,000   2,145,520
Milledgeville-Baldwin County, Georgia Development Authority
  Revenue (Georgia College & State University Foundation
  Project) 6.00% 9/1/33                                                                    0           0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                   0           0
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                        0           0
New Jersey State Educational Facilities Authority Revenue
  (Stevens Institute of Technology) Series B 5.25% 7/1/24                                  0           0
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                               0           0
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                      0           0
  ^5.50% 7/1/21 (MBIA)                                                                     0           0
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A
  5.45%10/1/32                                                                             0           0
  (College Independent Student Housing Project) Series A
  5.25% 7/1/30 (XLCA)                                                                      0           0
  (Linfield College Project) Series A 5.00%10/1/30                                         0           0
Pennsylvania State Higher Educational Facilities Authority
  Revenue (Widener University) 5.375%7/15/29                                               0           0
Texas University Revenue (FING System) Series B 5.00% 8/15/37                              0           0
University of Central Florida Athletics Association Revenue
  Certificates of ParticipationSeries A 5.25% 10/1/34 (FGIC)                       2,000,000   2,121,500
University of the Virgin Islands Series A 5.375% 6/1/34                                    0           0
Vermont University & State Agriculture College
  5.125% 10/1/37 (AMBAC)                                                                   0           0
                                                                                             ------------
                                                                                               5,309,910
                                                                                             ------------
Electric Revenue Bonds
Chelan County, Washington Public Utilities District
  #001 Consolidated Revenue (Chelan Hydro System) Series A
  5.45% 7/1/37 (AMBAC) (AMT)                                                               0           0
Emerald Peoples, Oregon Utilities District Series A 5.25% 11/1/22 (FSA)                    0           0
Long Island, New York Power Authority Electric Systems
  Revenue Series B 5.00% 12/1/35                                                           0           0
Florida State Municipal Power Agency Revenue (Stanton II Project)
  5.00% 10/1/26 (AMBAC)                                                            2,000,000   2,082,320
Lower Colorado River Authority Texas Revenue Refunding
  Series A 5.875% 5/15/17 (AMBAC)                                                          0           0
Missouri Joint Municipal Electric Utilities Commission Revenue
  Power Project (Plum Point Project) 5.00% 1/1/34 (MBIA)                                   0           0
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph
  Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                                      0           0
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                         1,125,000   1,225,373
Orlando, Florida Utilities Commission Water & Electric
  Revenue 5.25% 10/1/20                                                                    0           0
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                   0           0
  Series NN 5.125% 7/1/29                                                                  0           0
  Series PP 5.00% 7/1/25 (FGIC)                                                            0           0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                            0           0
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                          0           0
                                                                                             ------------
                                                                                               3,307,693
                                                                                             ------------

Escrowed to Maturity Bonds
Cape Girardeau County, Missouri Industrial Development Authority
Health Care Facilities Revenue (Southeast Missouri Hospital)
  5.25% 6/1/16 (MBIA)                                                                      0           0
^Greene County, Missouri Single Family Mortgage Revenue
  Municipal Multiplier (Private Mortgage Insurance)
  6.10%3/1/16                                                                              0           0
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)                                 0           0
Louisiana Public Facilities Authority Hospital Revenue
  (Southern Baptist Hospital, Inc.) 8.00%5/15/12                                           0           0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (SSM Health Care) Series AA
  6.40% 6/1/10 (MBIA)                                                                      0           0
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway)
  5.50% 1/1/14 (FGIC)                                                                      0           0
  5.50% 1/1/15 (FGIC)                                                                      0           0
  5.50% 1/1/16 (FGIC)                                                                      0           0
Oklahoma State Turnpike Authority Revenue (First Senior)
  6.00%1/1/22                                                                              0           0
Umatilla County, Oregon Hospital Facility Authority Revenue
  (Catholic Health Initiatives) Series A 5.50% 3/1/32                                      0           0
Virgin Islands Public Finance Authority Revenue Series A
  7.30%10/1/18                                                                             0           0
                                                                                             ------------
                                                                                                        0
                                                                                             ------------

Health Care Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District
  Revenue (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                           0           0
California Statewide Communities Development Authority
  Revenue (Kaiser Permenante) 5.25%3/1/45                                                  0           0
Cape Girardeau County, Missouri Industrial Development Authority
  Health Care Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                        0           0
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                       0           0
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125%1/1/24                                             0           0
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior
  Housing (St. Clarence Geac) Series A 6.25% 5/1/38                                        0           0
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                    0           0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                    0           0
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00%8/1/31                                                                              0           0
Duluth, Minnesota Economic Development Authority
  Health Care Facilities Revenue (Benedictine Health System St.
  Mary's Hospital) 5.25% 2/15/33                                                           0           0
Escambia County Health Facilities Authority (Florida Health Care
  Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                                     560,000     586,466
Florence County, South Carolina Hospital Revenue (McLeod
  Regional Medical Center Project) Series A 5.25% 11/1/27 (FSA)                            0           0
Gainesville & Hall County, Georgia Development Authority Revenue
  Senior Living Facilities (Lanier Village Estates Project) Series C
  7.25%11/15/29                                                                            0           0
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                0           0
Highlands County, Florida Health Facilities Authority Revenue
  (Adventist Health System) Series C 5.25% 11/15/36                                1,000,000   1,054,480
Illinois Financial Authority Revenue Series A
  (Clarke Oaks Project) 6.00%11/15/39                                                      0           0
  (Luther Oaks Project) 6.00%8/15/39                                                       0           0
Illinois Health Facilities Authority Revenue (Elmhurst
  Memorial Healthcare Project) 5.625%1/1/28                                                0           0
Indian River County Hospital District (Indian River Memorial Hospital)
  6.10% 10/1/18 (FSA)                                                              3,000,000   3,065,580
Jacksonville Economic Development Community Health Care
  Facilities Revenue (Mayo Clinic) 5.00%11/15/36                                   1,000,000   1,040,100
Jacksonville, Florida Economic Development Community
  Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                              0           0
Johnson City, Tennessee Health and Educational Facilities Board
  Hospital Revenue First Mortgage (Mountain States Health) Series A
  5.50%7/1/36                                                                              0           0
Joplin, Missouri Industrial Development Authority Health
  Facilities Revenue (Freeman Health System Project)
  5.375%2/15/35                                                                            0           0
  5.75%2/15/35                                                                             0           0
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project)
  Series B 5.75% 7/1/33                                                                    0           0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50%5/15/32                                                0           0
Lucas County, Ohio Health Care Facility Revenue (Sunset
  Retirement Communities) Series A 6.625% 8/15/30                                          0           0
Maryland State Health & Higher Education Facilities Authority
  Revenue (Union Hospital Cecil County Issue) 5.00% 7/1/40                                 0           0
Miami-Dade County Public Facilities Revenue (Jackson Health
  Systems) Series A 5.00% 6/1/35 (MBIA)                                            1,500,000   1,567,455
Michigan State Hospital Finance Authority Revenue
  (Ascension Health Credit Group) Series B 5.25% 11/15/26                                  0           0
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                         0           0
  (Trinity Health Credit) Series C 5.375%12/1/30                                           0           0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (Lake Regional Health System
  Project) 5.70% 2/15/34                                                                   0           0
Multnomah County, Oregon Hospital Facilities Authority
  Revenue (Providence Health System) 5.25% 10/1/22                                         0           0
New York State Dormitory Authority Revenue (Catholic
  Health Services of Long Island - St. Francis Hospital Project)
  5.10%7/1/34                                                                              0           0
North Carolina Medical Care Commission Health Care
  Facilities Revenue (First Mortgage - Presbyterian
  Homes) 5.40% 10/1/27                                                                     0           0
  (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                                  0           0
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125%11/1/34                                         0           0
North Kansas City, Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                     0           0
North Miami Health Facilities Authority (Catholic Health
  Services) (LOC Suntrust Bank-Miami) 6.00% 8/15/16                                  500,000     510,635
Orange County Health Facilities Authority Revenue (Adventist
  Health System) 5.625%11/15/32                                                    1,000,000   1,073,170
Palm Beach County Health Facilities Authority Revenue (Boca Raton
  Community Hospital) 5.625%12/1/31                                                2,000,000   2,094,060
Prince William County, Virginia Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                  0           0
Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities Revenue (Hospital Auxilio Mutuo
  Obligated Group) Series A 6.25% 7/1/24 (MBIA)                                            0           0
Shelby County, Tennessee Health Educational & Housing Facilities
  Board Revenue (Trezevant Manor Project) Series A 5.625% 9/1/26                           0           0
South Broward Hospital District Revenue (Memorial Health Care
  System) 5.625% 5/1/32                                                            3,000,000   3,206,580
South Miami, Florida Health Facilities Authority Hospital
  Revenue (Baptist Health South Florida Group) 5.25% 11/15/33                              0           0
Tallahassee Health Facilities (Tallahassee Memorial Regional
  Medical Center) Series B 6.00% 12/1/15 (MBIA)                                    2,500,000   2,504,350
University Colorado Hospital Authority Revenue Series A
  5.25%11/15/39                                                                            0           0
                                                                                             ------------
                                                                                              16,702,876
                                                                                             ------------
Housing Revenue Bonds
Florida Housing Finance Agency(Crossings Indian Run
  Apartments HUD) Series V 6.10%12/1/26 (AMBAC) (AMT)                                750,000     766,898
  (Landings at Sea Forest Apartments) Series T
  5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                  380,000     388,212
  6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                  700,000     715,064
  (Leigh Meadows Apartments Section 8 HUD) Series N
  6.20% 9/1/26 (AMBAC) (AMT)                                                       2,765,000   2,822,732
  6.30% 9/1/36 (AMBAC) (AMT)                                                       2,000,000   2,041,680
  (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37
  (AMBAC) (AMT)                                                                    1,000,000   1,026,800
  (Spinnaker Cove Apartments) Series G 6.50% 7/1/36
  (AMBAC) (FHA) (AMT)                                                                500,000     510,490
  (The Vineyards Project) Series H 6.40%11/1/15                                      500,000     511,105
  (Woodbridge Apartments) Series L 6.15% 12/1/26                                   1,750,000   1,789,603
  (AMBAC) (AMT)
  6.25%6/1/36(AMBAC) (AMT)                                                         2,000,000   2,045,040
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA) (AMT)                                                               0           0
Illinois Development Finance Authority Revenue (Section 8)
  Series A 5.80% 7/1/28 (MBIA) (FHA)                                                       0           0
Illinois Housing Development Authority Multi Family Revenue
  (Crystal Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                             0           0
Milwaukee, Wisconsin Redevelopment Authority
  Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA) (AMT)                          0           0
Missouri State Housing Development Commission
  Mortgage Revenue Series C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)                               0           0
Missouri State Housing Development Commission
  Mortgage Revenue Single Family Homeowner
  Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                                  0           0
  Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                                  0           0
  Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                                  0           0
  Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                                  0           0
Missouri State Housing Development Commission
  Multifamily Housing Revenue(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)                     0           0
  (San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)                                             0           0
New Mexico Mortgage Finance Authority Revenue
  Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                            0           0
  Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                      0           0
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                            0           0
Orange County Housing Finance Authority Homeowner Revenue
  Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                          295,000     301,463
Oregon Health, Housing, Educational, & Cultural Facilities
  Authority Revenue (Pier Park Project) Series A 6.05% 4/1/18
  (GNMA) (AMT)                                                                             0           0
Oregon State Housing & Community Services Department
  Mortgage Revenue Single Family Mortgage Program Series R
  5.375% 7/1/32 (AMT)                                                                      0           0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA) (FNMA) (AMT)                                                        0           0
St. Louis County, Missouri Industrial Development Authority
  Housing Development Revenue Refunding (Southfield &
  Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                                             0           0
Volusia County Multifamily Housing Finance Authority (San Marco
  Apartments) Series A 5.60% 1/1/44 (FSA) (AMT)                                      500,000     514,850
Waukesha, Wisconsin Housing Authority Multifamily Revenue
  (Westgrove Woods) Series A 6.00% 12/1/31 (GNMA) (AMT)                                    0           0
                                                                                             ------------
                                                                                              13,433,937
                                                                                             ------------

Lease Revenue Bonds
Battery Park City, New York Authority Revenue Series A
  5.25%11/1/22                                                                             0           0
California State Public Works Board Lease Revenue (Department
  of General Services-Butterfield Street) Series A 5.25% 6/1/30                            0           0
Chesterfield, Missouri Certificates of Participation 5.00% 12/1/24 (FGIC)                  0           0
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/29 (MBIA)               1,000,000   1,051,350
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series A 5.00% 6/1/21 (AMBAC)                                         0           0
Lake County School Board Series A 5.00% 6/1/30 (AMBAC)                             1,750,000   1,828,698
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                              0           0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25%12/1/19                                                                             0           0
  5.50%12/1/24                                                                             0           0
  5.625%12/1/28                                                                            0           0
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                        0           0
  (Sewer System Improvement Project) Series C
  5.00%3/1/25                                                                              0           0
New York City, New York Industrial Development Agency Revenue
  (Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)                                     0           0
Oregon State Department of Administrative Services
  Certificates of Participation Refunding Revenue
  Series A 5.00% 5/1/30 (FSA)                                                              0           0
  Series C 5.25% 11/1/15 (MBIA)                                                            0           0
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                          4,000,000   4,251,199
Pasco County School Board Series A 5.00% 8/1/30 (AMBAC)                            1,000,000   1,049,470
Puerto Rico Commonwealth Industrial Development
  Company General Purpose Revenue Series B 5.375% 7/1/16                                   0           0
Puerto Rico Public Buildings Authority Revenue (Guaranteed
  Government Facilities)
  Series F 5.25% 7/1/25                                                              930,000   1,023,521
  Series I 5.25% 7/1/33                                                                    0           0
  oSeries J 5.00%7/1/36 (AMBAC)                                                            0           0
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                    1,000,000   1,045,940
St. Charles County, Missouri Public Water Supply District #2 Revenue
  Certificate of Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                            0           0
  Series B 5.10% 12/1/25 (MBIA)                                                            0           0
St. Louis, Missouri College District Leasehold Revenue
  5.00% 3/1/23 (AMBAC)                                                                     0           0
^St. Louis, Missouri Industrial Development Authority
  Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                        0           0
                                                                                             ------------
                                                                                              10,250,178
                                                                                             ------------
Local General Obligation Bonds
Benton & Linn Counties, Oregon School District #509J (Corvallis)
  5.00% 6/1/21 (FSA)                                                                       0           0
Boerne, Texas Independent School District Building
  5.25% 2/1/27 (PSF)                                                                       0           0
  5.25% 2/1/29 (PSF)                                                                       0           0
Clackamas County, Oregon School District #86 (Canby)
  5.00% 6/15/25 (FSA)                                                                      0           0
Des Peres, Missouri Refunding 5.375% 2/1/20 (AMBAC)                                        0           0
Deschutes County, Oregon Refunding 5.00% 12/1/16 (FSA)                                     0           0
Enterprise Community Development District Special
  Assessment 6.10% 5/1/16 (MBIA)                                                     695,000     696,383
Greene County, Missouri Reorganization School District
  R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)                                           0           0
Henderson, Nevada Local Improvement Districts #T-18
  5.30%9/1/35                                                                              0           0
Hollywood Community Redevelopment Agency
  5.625%3/1/24                                                                     1,200,000   1,278,840
Jackson County, Missouri Special Obligation 5.50% 12/1/17 (MBIA)                           0           0
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)                        0           0
Julington Creek Plantation Community Development
  District Special Assessment 5.00% 5/1/29 (MBIA)                                    200,000     207,852
Lammersville, California School District Community Facilities
  District #2002 (Mountain House) 5.125%9/1/35                                             0           0
Lane County, Oregon School District #19 (Springfield) Refunding
  6.00% 10/15/14 (FGIC)                                                                    0           0
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)                          0           0
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)                                0           0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                         0           0
New York City, New York
  Series G 5.00% 12/1/33                                                                   0           0
  Series H 6.125% 8/1/25                                                                   0           0
  Series I 5.00% 8/1/21                                                                    0           0
  Series I 5.125% 3/1/23                                                                   0           0
  Series J 5.00% 3/1/35                                                                    0           0
  Series J 5.25% 6/1/28                                                                    0           0
Portland River, Oregon District Urban Renewal &
  Redevelopment Interstate Corridor Series A 5.00% 6/15/23 (AMBAC)                         0           0
Port St. Lucie 5.00% 7/1/35 (MBIA)                                                 2,000,000   2,106,260
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                          0           0
Taney County, Missouri Reorganization School
  District R-V (Hollister School District Direct Deposit Project)
  5.00% 3/1/22 (FSA)                                                                       0           0
^Umatilla County, Oregon School District #6 R Umatilla Refunding
  5.50% 12/15/22 (AMBAC)                                                                   0           0
                                                                                             ------------
                                                                                               4,289,335
                                                                                             ------------
ss.Pre-Refunded Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30-10 (AMBAC)                       0           0
Deschutes County, Oregon Administrative School District
  #1 Series A 5.125% 6/15/21-11 (FSA)                                                      0           0
Deschutes County, Oregon Hospital Facilities Authority Hospital
  Revenue (Cascade Health Services) 5.60% 1/1/32-12                                        0           0
Florida Housing Finance Agency (Mariner Club Apartments)
  Series K-16.25%9/1/26-07(AMBAC) (AMT)                                              300,000     309,138
  6.375%9/1/36-07(AMBAC) (AMT)                                                       525,000     541,312
  (Sterling Palms Apartments) Series D-1
  6.30%12/1/16-06(AMBAC) (AMT)                                                       895,000     917,831
  6.40%12/1/26-06(AMBAC) (AMT)                                                     1,500,000   1,538,625
  6.50%6/1/36-06(AMBAC) (AMT)                                                      6,540,000   6,710,040
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50%6/1/43-13                                                                           0           0
  5.625%6/1/38-13                                                                          0           0
Highlands County Health Facilities Authority (Adventist Health
  System/Sunbelt) Series A 6.00%11/15/31-11                                        1,500,000   1,674,300
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/34-07                                                          0           0
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)            205,000     219,606
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                   0           0
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10 (FSA)                     0           0
Lee County Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                         3,000,000   3,271,710
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                              0           0
Linn County, Oregon Community School District #9 Lebanon
  5.60% 6/15/30-13 (FGIC)                                                                  0           0
Maryland State Economic Development Corporation,
  Student Housing Revenue (University of Maryland College
Park Project) 5.625% 6/1/35-13                                                             0           0
Mississippi Development Bank Special Obligation (Madison
  County Hospital Project) 6.30%7/1/22-09                                                  0           0
New York City, New York Series H 6.125%8/1/25-07                                           0           0
Oregon State Department of Administrative Services
  Certificates of Participation Series A 5.80% 5/1/24-07 (AMBAC)                           0           0
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma
  State University) Series A 6.375%6/1/30-11                                               0           0
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30-11 (FSA)                                                                   0           0
  5.375% 7/1/21-07 (MBIA)                                                                  0           0
  Series A 5.125% 7/1/31-11                                                                0           0
Puerto Rico Commonwealth Highway & Transportation
  Authority Revenue Series D 5.25%7/1/38-12                                        3,000,000   3,250,830
Puerto Rico Housing, Bank & Finance Agency Single
  Family Mortgage Revenue 6.25% 4/1/29-07 (GNMA)
  (FNMA) (FHLMC) (AMT)                                                                     0           0
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                         0           0
Tampa Utilities Tax Revenue Series A
  6.00% 10/1/17-09 (AMBAC)                                                         1,000,000   1,079,130
  6.125% 10/1/18-09 (AMBAC)                                                        1,000,000   1,082,600
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                 0           0
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                    0           0
                                                                                             ------------
                                                                                              20,595,122
                                                                                             ------------

Special Tax Bonds
Bi-State Development Agency Missouri - Illinois Metropolitan
  District (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                   0           0
Florida Hurricane Catastrophe Fund Financial Corporation Revenue
  Series A 5.00% 7/1/12                                                                    0           0
Florida State Board of Education (Lottery Revenue) Series A
  6.00% 7/1/14 (FGIC)                                                              1,000,000   1,091,440
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)                           0           0
Jacksonville Excise Taxes Revenue Series B
  5.00% 10/1/26 (AMBAC)                                                            1,000,000   1,039,530
  5.125% 10/1/32 (FGIC)                                                            1,000,000   1,053,560
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
  5.00%1/1/32                                                                              0           0
  5.125%1/1/37                                                                             0           0
New Jersey Economic Development Authority (Cigarette Tax)
  5.50%6/15/31                                                                             0           0
  5.75%6/15/34                                                                             0           0
New York City, New York Transitional Finance Authority
  Series D 5.00% 2/1/31                                                                    0           0
New York State Dormitory Authority State Personal
  Income Tax Revenue Education 5.00%3/15/31                                                0           0
New York State Sales Tax Asset Receivables Series A
  5.25% 10/15/27 (AMBAC)                                                                   0           0
&Palm Beach County Criminal Justice Facilities Revenue
  5.75% 6/1/12 (FGIC)                                                             15,000,000  16,617,150
^Puerto Rico Commonwealth Infrastructure Financing
  Authority Series A 4.60% 7/1/30 (FGIC)                                           2,500,000     846,075
Puerto Rico Convention Center District Authority Revenue (Hotel
  Occupancy Tax) 5.00% 7/1/31 (AMBAC)                                                      0           0
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay
  Arena Project) 5.75% 10/1/20 (MBIA)                                                      0           0
Truth or Consequences, New Mexico Gross Receipts Tax
  Revenue 6.30% 7/1/16                                                                     0           0
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue
  Project) Series A 5.60% 12/1/16                                                          0           0
                                                                                             ------------
                                                                                              20,647,755
                                                                                             ------------

State General Obligation Bonds
California State
  5.00% 2/1/26 (AMBAC)                                                                     0           0
  5.00%2/1/33                                                                              0           0
  5.25% 2/1/30 (MBIA)                                                                      0           0
Illinois State Series A 5.00% 3/1/34                                                       0           0
Maryland State & Local Facilities Land Capital Improvement Series A
  5.00%8/1/11                                                                              0           0
  5.00%3/1/12                                                                              0           0
  5.25%3/1/13                                                                              0           0
  5.50%8/1/14                                                                              0           0
Pennsylvania State First Series
  5.00%7/1/11                                                                              0           0
  5.00%7/1/13                                                                              0           0
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30 (FSA)                                                                      0           0
  5.25% 7/1/27 (FSA)                                                                       0           0
  Series A 5.125% 7/1/31                                                                   0           0
  Series A 5.25% 7/1/23                                                                    0           0
  Series A 5.50% 7/1/19 (MBIA)                                                     2,500,000   2,872,050
                                                                                            ------------
                                                                                               2,872,050
                                                                                             ------------

Transportation Revenue Bonds
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31                          0           0
Capital Trust Agency Florida Revenue
  (Fort Lauderdale/Cargo Acquisition Project)
  5.75% 1/1/32 (AMT)                                                                       0           0
  (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                                   0           0
Dallas-Fort Worth, Texas International Airport Revenue
  Series A 5.50% 11/1/31 (FGIC) (AMT)                                                      0           0
Grapevine, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.50% 1/1/24 (AMT)                                                           0           0
Houston, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.375% 1/1/23 (AMT)                                                          0           0
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)               295,000     313,904
Metropolitan, New York Transportation Authority
  Revenue Refunding Series A 5.00% 11/15/30 (FSA)                                          0           0
Miami-Dade County Aviation Revenue (Miami International
  Airport) Series B 5.00% 10/1/37 (FGIC)                                           1,000,000   1,042,480
Miami-Dade County Aviation Revenue Series A
  5.00% 10/1/33 (FSA) (AMT)                                                          500,000     513,290
Pennsylvania State Turnpike Commission Revenue Series A
  5.00% 12/1/34 (AMBAC)                                                                    0           0
Port of Oakland, California Revenue Series K 5.75% 11/1/29 (FGIC) (AMT)                    0           0
Puerto Rico Commonwealth Highway & Transportation
  Series G 5.00% 7/1/42                                                              800,000     812,528
Authority Revenue Series K 5.00%7/1/35                                             1,000,000   1,023,240
South Carolina Transportation Infrastructure Revenue Series A
  5.00% 10/1/33 (AMBAC)                                                                    0           0
St. Louis, Missouri Airport Revenue (Capital Improvement Project)
  Series A 5.375% 7/1/21 (MBIA)                                                            0           0
                                                                                             ------------
                                                                                               3,705,442
                                                                                             ------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                 0           0
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                                      0           0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                           0           0
Metropolitan St. Louis, Missouri Sewer District Wastewater
  Revenue Series A 5.00% 5/1/34 (MBIA)                                                     0           0
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control Revenue Unrefunded
  Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                       0           0
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue
  Series A 5.125% 6/15/34                                                                  0           0
  Series A 5.25% 6/15/34                                                                   0           0
  Series B 5.00% 6/15/23 (FSA)                                                             0           0
Portland, Oregon Sewer Systems Revenue (Second Lien)
  Series A 5.00% 6/1/23 (FSA)                                                              0           0
  Series B 5.00% 6/15/27 (MBIA)                                                            0           0
Sacramento County, California Sanitation District Financing
  Authority Revenue 5.00% 12/1/36 (FGIC)                                                   0           0
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                  1,000,000   1,176,850
Village Center Community Development District Utility
  Revenue 5.00% 10/1/36 (MBIA)                                                       500,000     519,685
Virgin Islands Water & Power Authority Water System Revenue
  5.50%7/1/17                                                                              0           0
West Virginia State Water Development Authority Revenue
  (Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)                                  0           0
Winter Haven Utilities Systems Revenue Refunding &
  Improvement 5.00% 10/1/30 (MBIA)                                                 1,415,000   1,491,509
                                                                                             ------------
                                                                                               3,188,044
                                                                                             ------------
Total Municipal Bonds (cost $650,673,277)                                                    104,302,342
                                                                                             ------------

oVariable Rate Demand Notes
Alexandria, Virginia Industrial Development Authority
  (Institutional Defense Analyses Project) 3.44% 10/1/30 (AMBAC)                           0           0
New Jersey Health Care Facilities Financing Authority Revenue
  (Computer Program) Series A1 3.38%7/1/30                                                 0           0
                                                                                             ------------
Total Variable Rate Demand Notes (cost $3,425,000)                                                     0
                                                                                              ------------

Total Investments at Market                                                                  104,302,342
                                                                                              ------------

Total Investments at Cost                                                                    $ 99,557,261
                                                                                              ------------

                                                                                 Delaware Tax-Free USA Fund
                                                                                    Pro Forma Combined
                                                                                 Par/Shares   Market Value
                                                                               -----------------------------

Municipal Bonds
Corporate Revenue Bonds
Alliance Airport Authority, Texas Special Facilities Revenue
  (Federal Express Corp. Project) 4.85% 4/1/21 (AMT)                               $2,000,000    $2,015,180
Brazos, Texas River Authority Pollution Control Revenue
  (Texas Utilities) 5.40% 5/1/29 (AMT)                                              3,000,000     3,105,000
  o(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                             3,500,000     3,799,705
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                            1,695,000     1,724,273
@Columbus, Kansas Industrial Revenue (ACE Electrical
  Acquisition) 7.00% 8/1/17 (AMT)                                                     800,000       208,000
Connecticut State Development Authority Pollution Control
  Revenue (Connecticut Light & Power) Series A 5.85% 9/1/28                         4,000,000     4,189,360
Indianapolis, Indiana Airport Authority Revenue Special
  Facilities (Federal Express Corp. Project)
  5.10% 1/15/17 (AMT)                                                               2,750,000     2,886,098
  Series 1998 5.50% 5/1/29 (AMT)                                                    2,000,000     2,045,180
Mason County, West Virginia Pollution Control Revenue
  (Appalachian Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                    3,000,000     3,241,410
Mississippi Business Finance Corporation Pollution Control
  Revenue (System Energy Resources, Inc. Project)
  5.90%5/1/22                                                                       3,000,000     3,004,920
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Triumph Foods Project) Series A 5.25% 3/1/25                               500,000       517,475
Petersburg, Indiana Pollution Control Revenue (Indianapolis
  Power & Light Co. Project)
  6.375% 11/1/29 (AMT)                                                              5,000,000     5,399,649
  6.625%12/1/24                                                                     4,500,000     4,590,180
Phenix City, Alabama Industrial Development Board
  Environmental Improvement Revenue (Mead Westvaco Corp.
  Project) Series A 6.35% 5/15/35 (AMT)                                             3,000,000     3,225,090
oPort Morrow, Oregon Pollution Control Revenue (Portland
  General Electric Co.) Series A 5.20%5/1/33                                        2,600,000     2,666,586
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo Inc. Project)
  6.25%11/15/13                                                                     1,250,000     1,295,150
Richmond County, Georgia Development Authority
  Environmental Improvement Revenue (International Paper Co.
  Project) Series B 5.95% 11/15/25 (AMT)                                            5,000,000     5,306,200
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC) (AMT)                                                         500,000       529,380
Suffolk County, New York Industrial Development Agency Revenue
  (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)                         3,500,000     3,637,690
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                  500,000       520,465
oSweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05%7/15/26                                          5,000,000     5,107,800
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC
  Corp. Project) 5.60% 12/1/35 (AMT)                                                5,000,000     5,264,250
                                                                                              --------------
                                                                                                 64,279,041
                                                                                              --------------

Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic
  Facilities Revenue (UBF Faculty Student Housing) Series A
  5.75% 8/1/30 (AMBAC)                                                              1,300,000     1,415,323
Broward County Educational Facilities Authority Revenue
  (Nova Southeastern University) 5.25% 4/1/27 (RADIAN)                              1,000,000     1,042,890
Chattanooga, Tennessee Health Educational & Housing
  Facilities Board Revenue (CDFI Phase I, LLC. Project) Series A
  5.125%10/1/35                                                                     3,500,000     3,511,200
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/30                                                      5,000,000     5,439,200
Illinois Financial Authority Revenue (Illinois Institute of Technology)
  Series A 5.00% 4/1/36                                                             2,600,000     2,660,528
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C
  5.75%7/1/33                                                                         500,000       532,350
Massachusetts State Health & Educational Facilities
  Authority Revenue (Harvard University) Series A
  5.00%7/15/36                                                                      5,005,000     5,277,923
  (Nichols College Project) Series C
  6.00%10/1/17                                                                        950,000     1,002,469
  6.125%10/1/29                                                                     1,000,000     1,054,340
Miami-Dade County Educational Facilities Authority (University of
  Miami) Series A 5.75% 4/1/29 (AMBAC)                                              2,000,000     2,145,520
Milledgeville-Baldwin County, Georgia Development Authority
  Revenue (Georgia College & State University Foundation
  Project) 6.00% 9/1/33                                                             1,000,000     1,093,100
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)            1,000,000     1,029,940
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                 3,070,000     3,085,473
New Jersey State Educational Facilities Authority Revenue
  (Stevens Institute of Technology) Series B 5.25% 7/1/24                           2,085,000     2,178,033
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                        1,000,000     1,079,380
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                               2,000,000     2,077,340
  ^5.50% 7/1/21 (MBIA)                                                              2,000,000     1,048,700
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A
  5.45%10/1/32                                                                      1,000,000     1,026,820
  (College Independent Student Housing Project) Series A
  5.25% 7/1/30 (XLCA)                                                               1,630,000     1,738,395
  (Linfield College Project) Series A 5.00%10/1/30                                    600,000       616,062
Pennsylvania State Higher Educational Facilities Authority
  Revenue (Widener University) 5.375%7/15/29                                        1,000,000     1,052,690
Texas University Revenue (FING System) Series B 5.00% 8/15/37                       7,070,000     7,397,269
University of Central Florida Athletics Association Revenue
  Certificates of ParticipationSeries A 5.25% 10/1/34 (FGIC)                        2,500,000     2,651,875
University of the Virgin Islands Series A 5.375% 6/1/34                               500,000       524,460
Vermont University & State Agriculture College
  5.125% 10/1/37 (AMBAC)                                                            1,000,000     1,050,810
                                                                                               --------------
                                                                                                 51,732,090
                                                                                              ---------------
Electric Revenue Bonds
Chelan County, Washington Public Utilities District
  #001 Consolidated Revenue (Chelan Hydro System) Series A
  5.45% 7/1/37 (AMBAC) (AMT)                                                        5,000,000     5,339,550
Emerald Peoples, Oregon Utilities District Series A 5.25% 11/1/22 (FSA)               750,000       808,845
Long Island, New York Power Authority Electric Systems
  Revenue Series B 5.00% 12/1/35                                                    1,770,000     1,845,491
Florida State Municipal Power Agency Revenue (Stanton II Project)
  5.00% 10/1/26 (AMBAC)                                                             2,000,000     2,082,320
Lower Colorado River Authority Texas Revenue Refunding
  Series A 5.875% 5/15/17 (AMBAC)                                                   5,500,000     5,849,030
Missouri Joint Municipal Electric Utilities Commission Revenue
  Power Project (Plum Point Project) 5.00% 1/1/34 (MBIA)                            7,000,000     7,359,310
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph
  Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                               2,200,000     2,214,806
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                          1,125,000     1,225,373
Orlando, Florida Utilities Commission Water & Electric
  Revenue 5.25% 10/1/20                                                             2,500,000     2,685,500
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                            6,000,000     6,281,580
  Series NN 5.125% 7/1/29                                                           1,400,000     1,470,210
  Series PP 5.00% 7/1/25 (FGIC)                                                     1,000,000     1,060,070
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                    10,000,000    10,378,300
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                   1,000,000     1,136,720
                                                                                              --------------
                                                                                                 49,737,105
                                                                                              --------------

Escrowed to Maturity Bonds
Cape Girardeau County, Missouri Industrial Development Authority
Health Care Facilities Revenue (Southeast Missouri Hospital)
  5.25% 6/1/16 (MBIA)                                                                 440,000       478,900
^Greene County, Missouri Single Family Mortgage Revenue
  Municipal Multiplier (Private Mortgage Insurance)
  6.10%3/1/16                                                                       1,225,000       834,482
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)                            260,000       264,711
Louisiana Public Facilities Authority Hospital Revenue
  (Southern Baptist Hospital, Inc.) 8.00%5/15/12                                    4,930,000     5,543,933
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (SSM Health Care) Series AA
  6.40% 6/1/10 (MBIA)                                                                 500,000       547,470
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway)
  5.50% 1/1/14 (FGIC)                                                               5,000,000     5,561,300
  5.50% 1/1/15 (FGIC)                                                               7,310,000     8,181,791
  5.50% 1/1/16 (FGIC)                                                               1,000,000     1,127,030
Oklahoma State Turnpike Authority Revenue (First Senior)
  6.00%1/1/22                                                                      13,535,000    16,483,465
Umatilla County, Oregon Hospital Facility Authority Revenue
  (Catholic Health Initiatives) Series A 5.50% 3/1/32                               1,000,000     1,072,380
Virgin Islands Public Finance Authority Revenue Series A
  7.30%10/1/18                                                                      2,200,000     2,749,318
                                                                                              --------------
                                                                                                 42,844,780
                                                                                              --------------

Health Care Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District
  Revenue (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                    3,000,000     3,153,780
California Statewide Communities Development Authority
  Revenue (Kaiser Permenante) 5.25%3/1/45                                           8,500,000     8,884,709
Cape Girardeau County, Missouri Industrial Development Authority
  Health Care Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                   560,000       602,986
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                1,000,000     1,060,030
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125%1/1/24                                      1,000,000     1,089,700
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior
  Housing (St. Clarence Geac) Series A 6.25% 5/1/38                                 1,500,000     1,525,845
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                             4,275,000     4,435,227
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                             7,500,000     8,006,924
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00%8/1/31                                                                       1,777,611     1,486,741
Duluth, Minnesota Economic Development Authority
  Health Care Facilities Revenue (Benedictine Health System St.
  Mary's Hospital) 5.25% 2/15/33                                                    5,000,000     5,188,650
Escambia County Health Facilities Authority (Florida Health Care
  Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                                      560,000       586,466
Florence County, South Carolina Hospital Revenue (McLeod
  Regional Medical Center Project) Series A 5.25% 11/1/27 (FSA)                     3,355,000     3,578,309
Gainesville & Hall County, Georgia Development Authority Revenue
  Senior Living Facilities (Lanier Village Estates Project) Series C
  7.25%11/15/29                                                                     1,000,000     1,093,770
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                         3,140,000     3,318,195
Highlands County, Florida Health Facilities Authority Revenue
  (Adventist Health System) Series C 5.25% 11/15/36                                 4,500,000     4,745,160
Illinois Financial Authority Revenue Series A
  (Clarke Oaks Project) 6.00%11/15/39                                               5,800,000     5,939,896
  (Luther Oaks Project) 6.00%8/15/39                                                3,000,000     3,094,230
Illinois Health Facilities Authority Revenue (Elmhurst
  Memorial Healthcare Project) 5.625%1/1/28                                         2,000,000     2,125,500
Indian River County Hospital District (Indian River Memorial Hospital)
  6.10% 10/1/18 (FSA)                                                               3,000,000     3,065,580
Jacksonville Economic Development Community Health Care
  Facilities Revenue (Mayo Clinic) 5.00%11/15/36                                    1,000,000     1,040,100
Jacksonville, Florida Economic Development Community
  Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                       7,000,000     7,280,699
Johnson City, Tennessee Health and Educational Facilities Board
  Hospital Revenue First Mortgage (Mountain States Health) Series A
  5.50%7/1/36                                                                       3,000,000     3,180,990
Joplin, Missouri Industrial Development Authority Health
  Facilities Revenue (Freeman Health System Project)
  5.375%2/15/35                                                                       255,000       267,023
  5.75%2/15/35                                                                        405,000       439,591
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project)
  Series B 5.75% 7/1/33                                                             1,000,000     1,061,590
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50%5/15/32                                         1,500,000     1,568,655
Lucas County, Ohio Health Care Facility Revenue (Sunset
  Retirement Communities) Series A 6.625% 8/15/30                                   2,000,000     2,143,620
Maryland State Health & Higher Education Facilities Authority
  Revenue (Union Hospital Cecil County Issue) 5.00% 7/1/40                          2,345,000     2,401,538
Miami-Dade County Public Facilities Revenue (Jackson Health
  Systems) Series A 5.00% 6/1/35 (MBIA)                                             1,500,000     1,567,455
Michigan State Hospital Finance Authority Revenue
  (Ascension Health Credit Group) Series B 5.25% 11/15/26                           3,500,000     3,680,670
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                  2,500,000     2,678,450
  (Trinity Health Credit) Series C 5.375%12/1/30                                    6,000,000     6,338,040
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (Lake Regional Health System
  Project) 5.70% 2/15/34                                                              500,000       531,130
Multnomah County, Oregon Hospital Facilities Authority
  Revenue (Providence Health System) 5.25% 10/1/22                                  3,500,000     3,750,810
New York State Dormitory Authority Revenue (Catholic
  Health Services of Long Island - St. Francis Hospital Project)
  5.10%7/1/34                                                                       2,500,000     2,562,750
North Carolina Medical Care Commission Health Care
  Facilities Revenue (First Mortgage - Presbyterian
  Homes) 5.40% 10/1/27                                                              4,000,000     4,112,560
  (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                           6,000,000     6,228,060
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125%11/1/34                                  1,250,000     1,299,188
North Kansas City, Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                500,000       523,510
North Miami Health Facilities Authority (Catholic Health
  Services) (LOC Suntrust Bank-Miami) 6.00% 8/15/16                                   500,000       510,635
Orange County Health Facilities Authority Revenue (Adventist
  Health System) 5.625%11/15/32                                                     1,000,000     1,073,170
Palm Beach County Health Facilities Authority Revenue (Boca Raton
  Community Hospital) 5.625%12/1/31                                                 2,000,000     2,094,060
Prince William County, Virginia Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                           1,750,000     1,860,233
Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities Revenue (Hospital Auxilio Mutuo
  Obligated Group) Series A 6.25% 7/1/24 (MBIA)                                     1,200,000     1,210,128
Shelby County, Tennessee Health Educational & Housing Facilities
  Board Revenue (Trezevant Manor Project) Series A 5.625% 9/1/26                    2,500,000     2,518,625
South Broward Hospital District Revenue (Memorial Health Care
  System) 5.625% 5/1/32                                                             3,000,000     3,206,580
South Miami, Florida Health Facilities Authority Hospital
  Revenue (Baptist Health South Florida Group) 5.25% 11/15/33                       4,000,000     4,157,520
Tallahassee Health Facilities (Tallahassee Memorial Regional
  Medical Center) Series B 6.00% 12/1/15 (MBIA)                                     2,500,000     2,504,350
University Colorado Hospital Authority Revenue Series A
  5.25%11/15/39                                                                     2,000,000     2,076,740
                                                                                               --------------
                                                                                                136,850,168
                                                                                              --------------

Housing Revenue Bonds
Florida Housing Finance Agency(Crossings Indian Run
  Apartments HUD) Series V 6.10%12/1/26 (AMBAC) (AMT)                                 750,000       766,898
  (Landings at Sea Forest Apartments) Series T
  5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                   380,000       388,212
  6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                   700,000       715,064
  (Leigh Meadows Apartments Section 8 HUD) Series N
  6.20% 9/1/26 (AMBAC) (AMT)                                                        2,765,000     2,822,732
  6.30% 9/1/36 (AMBAC) (AMT)                                                        2,000,000     2,041,680
  (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37
  (AMBAC) (AMT)                                                                     1,000,000     1,026,800
  (Spinnaker Cove Apartments) Series G 6.50% 7/1/36
  (AMBAC) (FHA) (AMT)                                                                 500,000       510,490
  (The Vineyards Project) Series H 6.40%11/1/15                                       500,000       511,105
  (Woodbridge Apartments) Series L 6.15% 12/1/26                                    1,750,000     1,789,603
  (AMBAC) (AMT)
  6.25%6/1/36(AMBAC) (AMT)                                                          2,000,000     2,045,040
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA) (AMT)                                                        1,150,000     1,205,074
Illinois Development Finance Authority Revenue (Section 8)
  Series A 5.80% 7/1/28 (MBIA) (FHA)                                                2,790,000     2,869,739
Illinois Housing Development Authority Multi Family Revenue
  (Crystal Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                      2,000,000     2,115,060
Milwaukee, Wisconsin Redevelopment Authority
  Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA) (AMT)                   1,455,000     1,507,947
Missouri State Housing Development Commission
  Mortgage Revenue Series C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)                          110,000       111,848
Missouri State Housing Development Commission
  Mortgage Revenue Single Family Homeowner
  Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                             285,000       291,404
  Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                              80,000        81,720
  Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                              25,000        25,429
  Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                             115,000       116,783
Missouri State Housing Development Commission
  Multifamily Housing Revenue(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)              1,435,000     1,495,256
  (San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)                                        500,000       517,510
New Mexico Mortgage Finance Authority Revenue
  Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                       235,000       241,662
  Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                 195,000       197,088
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                     1,300,000     1,324,713
Orange County Housing Finance Authority Homeowner Revenue
  Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                           295,000       301,463
Oregon Health, Housing, Educational, & Cultural Facilities
  Authority Revenue (Pier Park Project) Series A 6.05% 4/1/18
  (GNMA) (AMT)                                                                      1,095,000     1,097,113
Oregon State Housing & Community Services Department
  Mortgage Revenue Single Family Mortgage Program Series R
  5.375% 7/1/32 (AMT)                                                               1,100,000     1,124,299
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA) (FNMA) (AMT)                                                   175,000       177,357
St. Louis County, Missouri Industrial Development Authority
  Housing Development Revenue Refunding (Southfield &
  Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                                      1,000,000     1,025,760
Volusia County Multifamily Housing Finance Authority (San Marco
  Apartments) Series A 5.60% 1/1/44 (FSA) (AMT)                                       500,000       514,850
Waukesha, Wisconsin Housing Authority Multifamily Revenue
  (Westgrove Woods) Series A 6.00% 12/1/31 (GNMA) (AMT)                             1,500,000     1,530,285
                                                                                              --------------
                                                                                                 30,489,984
                                                                                              --------------

Lease Revenue Bonds
Battery Park City, New York Authority Revenue Series A
  5.25%11/1/22                                                                      2,250,000     2,432,363
California State Public Works Board Lease Revenue (Department
  of General Services-Butterfield Street) Series A 5.25% 6/1/30                     2,750,000     2,908,840
Chesterfield, Missouri Certificates of Participation 5.00% 12/1/24 (FGIC)           1,000,000     1,057,980
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/29 (MBIA)                1,000,000     1,051,350
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series A 5.00% 6/1/21 (AMBAC)                                  1,000,000     1,051,020
Lake County School Board Series A 5.00% 6/1/30 (AMBAC)                              1,750,000     1,828,698
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                         700,000       755,832
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25%12/1/19                                                                      1,435,000     1,497,509
  5.50%12/1/24                                                                      2,480,000     2,621,459
  5.625%12/1/28                                                                     2,930,000     3,118,780
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                   500,000       512,090
  (Sewer System Improvement Project) Series C
  5.00%3/1/25                                                                         605,000       619,659
New York City, New York Industrial Development Agency Revenue
  (Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)                              3,000,000     3,045,360
Oregon State Department of Administrative Services
  Certificates of Participation Refunding Revenue
  Series A 5.00% 5/1/30 (FSA)                                                         500,000       522,675
  Series C 5.25% 11/1/15 (MBIA)                                                     1,000,000     1,073,610
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                           4,000,000     4,251,199
Pasco County School Board Series A 5.00% 8/1/30 (AMBAC)                             1,000,000     1,049,470
Puerto Rico Commonwealth Industrial Development
  Company General Purpose Revenue Series B 5.375% 7/1/16                            1,000,000     1,031,040
Puerto Rico Public Buildings Authority Revenue (Guaranteed
  Government Facilities)
  Series F 5.25% 7/1/25                                                               930,000     1,023,521
  Series I 5.25% 7/1/33                                                            12,000,000    12,535,440
  oSeries J 5.00%7/1/36 (AMBAC)                                                     2,000,000     2,129,260
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                     1,000,000     1,045,940
St. Charles County, Missouri Public Water Supply District #2 Revenue
  Certificate of Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                     1,000,000     1,056,660
  Series B 5.10% 12/1/25 (MBIA)                                                       500,000       516,635
St. Louis, Missouri College District Leasehold Revenue
  5.00% 3/1/23 (AMBAC)                                                              1,000,000     1,057,060
^St. Louis, Missouri Industrial Development Authority
  Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                 3,035,000     1,654,894
                                                                                               --------------
                                                                                                 51,448,344
                                                                                              --------------

Local General Obligation Bonds
Benton & Linn Counties, Oregon School District #509J (Corvallis)
  5.00% 6/1/21 (FSA)                                                                1,000,000     1,055,250
Boerne, Texas Independent School District Building
  5.25% 2/1/27 (PSF)                                                                4,000,000     4,254,760
  5.25% 2/1/29 (PSF)                                                                2,960,000     3,145,089
Clackamas County, Oregon School District #86 (Canby)
  5.00% 6/15/25 (FSA)                                                                 500,000       530,810
Des Peres, Missouri Refunding 5.375% 2/1/20 (AMBAC)                                 1,000,000     1,102,290
Deschutes County, Oregon Refunding 5.00% 12/1/16 (FSA)                                500,000       532,815
Enterprise Community Development District Special
  Assessment 6.10% 5/1/16 (MBIA)                                                      695,000       696,383
Greene County, Missouri Reorganization School District
  R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)                                    1,500,000     1,585,590
Henderson, Nevada Local Improvement Districts #T-18
  5.30%9/1/35                                                                       3,475,000     3,518,855
Hollywood Community Redevelopment Agency
  5.625%3/1/24                                                                      1,200,000     1,278,840
Jackson County, Missouri Special Obligation 5.50% 12/1/17 (MBIA)                      845,000       924,438
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)                   500,000       526,635
Julington Creek Plantation Community Development
  District Special Assessment 5.00% 5/1/29 (MBIA)                                     200,000       207,852
Lammersville, California School District Community Facilities
  District #2002 (Mountain House) 5.125%9/1/35                                      3,750,000     3,790,950
Lane County, Oregon School District #19 (Springfield) Refunding
  6.00% 10/15/14 (FGIC)                                                               500,000       577,855
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)                   2,160,000     2,306,210
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)                           700,000       728,742
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                  1,250,000     1,359,663
New York City, New York
  Series G 5.00% 12/1/33                                                            4,900,000     5,089,189
  Series H 6.125% 8/1/25                                                              315,000       324,771
  Series I 5.00% 8/1/21                                                             2,500,000     2,625,700
  Series I 5.125% 3/1/23                                                            5,875,000     6,176,211
  Series J 5.00% 3/1/35                                                             4,000,000     4,155,720
  Series J 5.25% 6/1/28                                                             5,400,000     5,718,492
Portland River, Oregon District Urban Renewal &
  Redevelopment Interstate Corridor Series A 5.00% 6/15/23 (AMBAC)                    250,000       262,975
Port St. Lucie 5.00% 7/1/35 (MBIA)                                                  2,000,000     2,106,260
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                   2,000,000     2,167,780
Taney County, Missouri Reorganization School
  District R-V (Hollister School District Direct Deposit Project)
  5.00% 3/1/22 (FSA)                                                                1,000,000     1,051,770
^Umatilla County, Oregon School District #6 R Umatilla Refunding
  5.50% 12/15/22 (AMBAC)                                                              200,000        98,434
                                                                                              --------------
                                                                                                 57,900,329
                                                                                              --------------

ss.Pre-Refunded Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30-10 (AMBAC)                6,000,000     6,579,720
Deschutes County, Oregon Administrative School District
  #1 Series A 5.125% 6/15/21-11 (FSA)                                               1,000,000     1,065,800
Deschutes County, Oregon Hospital Facilities Authority Hospital
  Revenue (Cascade Health Services) 5.60% 1/1/32-12                                 1,250,000     1,362,988
Florida Housing Finance Agency (Mariner Club Apartments)
  Series K-16.25%9/1/26-07(AMBAC) (AMT)                                               300,000       309,138
  6.375%9/1/36-07(AMBAC) (AMT)                                                        525,000       541,312
  (Sterling Palms Apartments) Series D-1
  6.30%12/1/16-06(AMBAC) (AMT)                                                        895,000       917,831
  6.40%12/1/26-06(AMBAC) (AMT)                                                      1,500,000     1,538,625
  6.50%6/1/36-06(AMBAC) (AMT)                                                       6,540,000     6,710,040
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50%6/1/43-13                                                                    8,500,000     9,397,939
  5.625%6/1/38-13                                                                   7,500,000     8,347,800
Highlands County Health Facilities Authority (Adventist Health
  System/Sunbelt) Series A 6.00%11/15/31-11                                         1,500,000     1,674,300
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/34-07                                                     500,000       506,805
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)             205,000       219,606
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)            1,175,000     1,243,326
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10 (FSA)              1,000,000     1,079,000
Lee County Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                          3,000,000     3,271,710
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                       1,500,000     1,589,115
Linn County, Oregon Community School District #9 Lebanon
  5.60% 6/15/30-13 (FGIC)                                                           2,000,000     2,228,320
Maryland State Economic Development Corporation,
  Student Housing Revenue (University of Maryland College
Park Project) 5.625% 6/1/35-13                                                      1,125,000     1,245,308
Mississippi Development Bank Special Obligation (Madison
  County Hospital Project) 6.30%7/1/22-09                                           2,070,000     2,254,499
New York City, New York Series H 6.125%8/1/25-07                                    4,685,000     4,842,885
Oregon State Department of Administrative Services
  Certificates of Participation Series A 5.80% 5/1/24-07 (AMBAC)                    1,000,000     1,024,710
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma
  State University) Series A 6.375%6/1/30-11                                        4,000,000     4,460,960
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30-11 (FSA)                                                              920,000       982,321
  5.375% 7/1/21-07 (MBIA)                                                              50,000        51,521
  Series A 5.125% 7/1/31-11                                                         3,495,000     3,731,751
Puerto Rico Commonwealth Highway & Transportation
  Authority Revenue Series D 5.25%7/1/38-12                                         3,000,000     3,250,830
Puerto Rico Housing, Bank & Finance Agency Single
  Family Mortgage Revenue 6.25% 4/1/29-07 (GNMA)
  (FNMA) (FHLMC) (AMT)                                                              1,240,000     1,255,599
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                  1,000,000     1,021,720
Tampa Utilities Tax Revenue Series A
  6.00% 10/1/17-09 (AMBAC)                                                          1,000,000     1,079,130
  6.125% 10/1/18-09 (AMBAC)                                                         1,000,000     1,082,600
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                          1,250,000     1,341,625
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                               800,000       884,976
                                                                                              --------------
                                                                                                 77,093,810
                                                                                              --------------

Special Tax Bonds
Bi-State Development Agency Missouri - Illinois Metropolitan
  District (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)            2,000,000     2,085,260
Florida Hurricane Catastrophe Fund Financial Corporation Revenue
  Series A 5.00% 7/1/12                                                             2,500,000     2,668,325
Florida State Board of Education (Lottery Revenue) Series A
  6.00% 7/1/14 (FGIC)                                                               1,000,000     1,091,440
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)                    1,000,000     1,049,680
Jacksonville Excise Taxes Revenue Series B
  5.00% 10/1/26 (AMBAC)                                                             1,000,000     1,039,530
  5.125% 10/1/32 (FGIC)                                                             1,000,000     1,053,560
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
  5.00%1/1/32                                                                       1,500,000     1,492,425
  5.125%1/1/37                                                                      1,500,000     1,507,470
New Jersey Economic Development Authority (Cigarette Tax)
  5.50%6/15/31                                                                      1,000,000     1,049,340
  5.75%6/15/34                                                                      2,000,000     2,130,920
New York City, New York Transitional Finance Authority
  Series D 5.00% 2/1/31                                                             5,000,000     5,195,700
New York State Dormitory Authority State Personal
  Income Tax Revenue Education 5.00%3/15/31                                         5,200,000     5,471,856
New York State Sales Tax Asset Receivables Series A
  5.25% 10/15/27 (AMBAC)                                                            1,000,000     1,080,510
&Palm Beach County Criminal Justice Facilities Revenue
  5.75% 6/1/12 (FGIC)                                                              15,000,000    16,617,150
^Puerto Rico Commonwealth Infrastructure Financing
  Authority Series A 4.60% 7/1/30 (FGIC)                                            2,500,000       846,075
Puerto Rico Convention Center District Authority Revenue (Hotel
  Occupancy Tax) 5.00% 7/1/31 (AMBAC)                                               6,250,000     6,636,125
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay
  Arena Project) 5.75% 10/1/20 (MBIA)                                               1,000,000     1,164,760
Truth or Consequences, New Mexico Gross Receipts Tax
  Revenue 6.30% 7/1/16                                                              1,000,000     1,001,820
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue
  Project) Series A 5.60% 12/1/16                                                   4,500,000     4,688,055
                                                                                              --------------
                                                                                                 57,870,001
                                                                                              --------------

State General Obligation Bonds
California State
  5.00% 2/1/26 (AMBAC)                                                              5,570,000     5,819,369
  5.00%2/1/33                                                                       6,350,000     6,550,025
  5.25% 2/1/30 (MBIA)                                                               3,500,000     3,711,050
Illinois State Series A 5.00% 3/1/34                                                7,000,000     7,259,070
Maryland State & Local Facilities Land Capital Improvement Series A
  5.00%8/1/11                                                                       5,000,000     5,327,300
  5.00%3/1/12                                                                       8,000,000     8,567,520
  5.25%3/1/13                                                                      10,000,000    10,947,500
  5.50%8/1/14                                                                       5,000,000     5,620,600
Pennsylvania State First Series
  5.00%7/1/11                                                                       5,955,000     6,320,161
  5.00%7/1/13                                                                       3,000,000     3,236,250
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30 (FSA)                                                                 965,000     1,011,368
  5.25% 7/1/27 (FSA)                                                                  705,000       745,248
  Series A 5.125% 7/1/31                                                            7,880,000     8,058,640
  Series A 5.25% 7/1/23                                                               500,000       529,400
  Series A 5.50% 7/1/19 (MBIA)                                                     11,500,000    13,211,430
                                                                                              --------------
                                                                                                 86,914,931
                                                                                              --------------

Transportation Revenue Bonds
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31                   7,100,000     7,489,577
Capital Trust Agency Florida Revenue
  (Fort Lauderdale/Cargo Acquisition Project)
  5.75% 1/1/32 (AMT)                                                                3,750,000     3,921,263
  (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                            2,395,000     2,579,008
Dallas-Fort Worth, Texas International Airport Revenue
  Series A 5.50% 11/1/31 (FGIC) (AMT)                                               1,500,000     1,597,875
Grapevine, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.50% 1/1/24 (AMT)                                                      920,000       991,797
Houston, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.375% 1/1/23 (AMT)                                                   2,000,000     2,142,740
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)                295,000       313,904
Metropolitan, New York Transportation Authority
  Revenue Refunding Series A 5.00% 11/15/30 (FSA)                                   3,000,000     3,132,390
Miami-Dade County Aviation Revenue (Miami International
  Airport) Series B 5.00% 10/1/37 (FGIC)                                            1,000,000     1,042,480
Miami-Dade County Aviation Revenue Series A
  5.00% 10/1/33 (FSA) (AMT)                                                           500,000       513,290
Pennsylvania State Turnpike Commission Revenue Series A
  5.00% 12/1/34 (AMBAC)                                                               500,000       523,530
Port of Oakland, California Revenue Series K 5.75% 11/1/29 (FGIC) (AMT)             3,500,000     3,703,700
Puerto Rico Commonwealth Highway & Transportation
  Series G 5.00% 7/1/42                                                               800,000       812,528
Authority Revenue Series K 5.00%7/1/35                                              3,500,000     3,581,340
South Carolina Transportation Infrastructure Revenue Series A
  5.00% 10/1/33 (AMBAC)                                                             7,500,000     7,796,474
St. Louis, Missouri Airport Revenue (Capital Improvement Project)
  Series A 5.375% 7/1/21 (MBIA)                                                     1,635,000     1,749,957
                                                                                              --------------
                                                                                                 41,891,853
                                                                                              --------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                          4,375,000     4,688,513
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                               1,000,000     1,080,090
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                    1,000,000     1,065,300
Metropolitan St. Louis, Missouri Sewer District Wastewater
  Revenue Series A 5.00% 5/1/34 (MBIA)                                              1,250,000     1,305,313
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control Revenue Unrefunded
  Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                1,060,000     1,062,056
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue
  Series A 5.125% 6/15/34                                                          12,125,000    12,720,700
  Series A 5.25% 6/15/34                                                            3,705,000     3,930,190
  Series B 5.00% 6/15/23 (FSA)                                                      1,000,000     1,057,040
Portland, Oregon Sewer Systems Revenue (Second Lien)
  Series A 5.00% 6/1/23 (FSA)                                                         325,000       341,783
  Series B 5.00% 6/15/27 (MBIA)                                                     1,000,000     1,061,130
Sacramento County, California Sanitation District Financing
  Authority Revenue 5.00% 12/1/36 (FGIC)                                            4,000,000     4,222,440
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                   1,000,000     1,176,850
Village Center Community Development District Utility
  Revenue 5.00% 10/1/36 (MBIA)                                                        500,000       519,685
Virgin Islands Water & Power Authority Water System Revenue
  5.50%7/1/17                                                                         510,000       525,479
West Virginia State Water Development Authority Revenue
  (Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)                           2,890,000     3,162,267
Winter Haven Utilities Systems Revenue Refunding &
  Improvement 5.00% 10/1/30 (MBIA)                                                  1,415,000     1,491,509
                                                                                              --------------
                                                                                                 39,410,345
                                                                                              --------------
Total Municipal Bonds (cost $650,673,277)                                                       788,462,781
                                                                                              --------------

oVariable Rate Demand Notes
Alexandria, Virginia Industrial Development Authority
  (Institutional Defense Analyses Project) 3.44% 10/1/30 (AMBAC)                    1,925,000     1,925,000
New Jersey Health Care Facilities Financing Authority Revenue
  (Computer Program) Series A1 3.38%7/1/30                                          1,500,000     1,500,000
                                                                                              --------------
Total Variable Rate Demand Notes (cost $3,425,000)                                                3,425,000
                                                                                              --------------

Total Investments at Market                                                                     791,887,781
                                                                                              --------------

Total Investments at Cost                                                                     $ 753,655,538
                                                                                              --------------

ss.  Pre-Refunded  Bonds are municipals that are generally  backed or secured by
     U.S.  Treasury  bonds.  For  Pre-Refunded  Bonds,  the stated  maturity  is followed by the year in which the bond is pre-refunded.

o    Variable  rate notes.  The interest rate shown is the rate as of August 31,
     2006.

&    Security  held in trust in  connection  with the Inverse  Floater  security
     $7,500,000,  7.77%,  6/1/12.  For  additional  information  on the  Inverse
     Floater programs, see Notes 8 & 10 in "Notes to Financial Statements."

@    Illiquid  security.  At August 31, 2006,  the aggregate  amount of illiquid securities  equals  $208,000,  which  represented  0.03% of the  Fund's net assets. See Note 8 in "Notes to Financial Statements."

^    Zero coupon  security.  The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:
AMBAC-- Insured by the AMBAC Assurance Corporation
AMT-- Subject to Alternative Minimum Tax
CDFI-- Community Development Financial Institutions
FGIC-- Insured by the Financial Guaranty Insurance Company
FHA-- Insured by the Federal Housing Administration
FHLMC-- Insured by the Federal Home Loan Mortgage Corporation
FNMA-- Insured by Federal National Mortgage Association
FSA-- Insured by Financial Security Assurance
GNMA-- Insured by Government National Mortgage Association
HUD-- Housing and Urban Development
LOC-- Letter of Credit
MBIA-- Insured by the Municipal Bond Insurance Association
PSF-- Insured by Permanent School Fund
RADIAN-- Insured by Radian Asset Assurance
VHA-- Veterans Health Administration
XLCA-- Insured by XL Capital Assurance

A    No adjustments  are shown to the unaudited pro forma combined  portfolio of investments  due to the fact that upon  completion of the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and  restrictions.  However, the  foregoing  sentence  shall not  restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2006
(Unaudited)
                                                                                                                   Delaware Tax-
                                                      Delaware Tax-       Delaware Tax-Free      Pro Forma         Free USA Fund
                                                      Free USA Fund    Florida Insured Fund    Adjustments    Pro Forma Combined
                                                    ----------------   ---------------------  ------------    -------------------
Assets

Investments, at market value                          $ 687,585,439           $ 104,302,342           $ -          $ 791,887,781
Cash                                                        293,079                              (293,079)                     -
Receivable for securities sold                               20,000               4,768,500                            4,788,500
Receivable for fund shares sold                             104,521                       -                              104,521
Interest receivable                                       8,521,699               1,824,306                           10,346,005
                                                    ----------------   ---------------------  ------------    -------------------
         Total Assets                                   696,524,738             110,895,148      (293,079)           807,126,807
                                                    ----------------   ---------------------  ------------    -------------------

Liabilities

Liability for Inverse Floater programs                            -               7,500,000                            7,500,000
Cash overdraft                                                    -                 384,875      (293,079)                91,796
Accrued expenses and other liabilities                      676,145                 108,456                              784,601
Payable for securities purchased                                  -               2,082,740                            2,082,740
Liquidations payable                                      1,061,839                  23,242                            1,085,081
Payable for distributions to shareholders                   674,889                 109,827                              784,716
Interest and related expense payable for Inverse
  Floater programs                                                -                  72,814                               72,814
Transaction costs payable                                         -                       -        52,428 *               52,428
                                                    ----------------   ---------------------  ------------    -------------------
         Total Liabilities                                2,412,874              10,281,954      (240,651)            12,454,177
                                                    ----------------   ---------------------  ------------    -------------------
Net Assets                                            $ 694,111,864           $ 100,613,194     $ (52,428)         $ 794,672,630
                                                    ================   =====================  ============    ===================

Investment at Cost                                    $ 654,098,277            $ 99,557,261           $ -          $ 753,655,538

Components of Net Assets

Shares of beneficial interest
 (unlimited authorization - no par)                   $ 666,215,275            $ 96,385,804           $ -          $ 762,601,079
Distributions in excess of net investment income            (12,071)                      -       (52,428)*              (64,499)
Accumulated net realized loss on investments             (5,578,502)               (517,691)                          (6,096,193)
Net unrealized appreciation of investments               33,487,162               4,745,081                           38,232,243
                                                    ----------------   ---------------------  ------------    -------------------
Net Assets                                            $ 694,111,864           $ 100,613,194     $ (52,428)         $ 794,672,630
                                                    ================   =====================  ============    ===================

*    Adjustment  reflects the costs of the
     transaction to be incurred by the Funds.

Shares Outstanding                                       59,979,087               9,029,447      (337,248)            68,671,286

Class A Shares                                           56,755,557               8,321,991      (311,242)            64,766,306
Class B Shares                                            1,918,042                 387,828       (14,201)             2,291,669
Class C Shares                                            1,305,488                 319,628       (11,805)             1,613,311

Net Assets:

Class A Shares                                        $ 656,813,443            $ 92,726,424      ($48,964)         $ 749,490,903
Class B Shares                                           22,188,800               4,323,253       ($1,965)            26,510,088
Class C Shares                                           15,109,621               3,563,517       ($1,499)            18,671,639

Net asset value per share:

Class A Shares                                               $11.57                  $11.14                               $11.57
Class B Shares                                               $11.57                  $11.15                               $11.57
Class C Shares                                               $11.57                  $11.15                               $11.57

Offering price per share:

Class A Shares                                               $12.12                  $11.66                               $12.12

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2006
(Unaudited)

                                                                                                                   Delaware Tax-
                                                      Delaware Tax-       Delaware Tax-Free     Pro Forma          Free USA Fund
                                                      Free USA Fund    Florida Insured Fund   Adjustments     Pro Forma Combined
                                                    ----------------   ---------------------  ------------    -------------------

Investment Income
       Interest income                                 $ 25,934,658             $ 5,742,714           $ -           $ 31,677,372
                                                       ------------------------------------------------------------------------

Expenses
  Management fees                                         2,935,497                 517,389                            3,452,886
  Interest and related expense                                    -                 251,788                              251,788
  Distribution expenses - Class A                         1,423,472                 238,110      (230,163)(C)          1,431,419
  Distribution expenses - Class B                           152,276                  48,204                              200,480
  Distribution expenses - Class C                            76,997                  34,317                              111,314
  Dividend disbursing and transfer agent fees
   and expenses                                             332,516                  69,194                              401,710
  Accounting and administration expenses                    212,466                  41,391                              253,857
  Reports and statements to shareholders                     89,314                  18,863       (30,458)(A)             77,719
  Legal and professional fees                               129,613                  32,454       (19,166)(A)            142,901
  Registration fees                                         126,988                  18,017       (18,017)(A)            126,988
  Insurance fees                                             20,447                   2,573                               23,020
  Trustees' fees                                             30,750                   5,874                               36,624
  Custodian fees                                             11,121                   4,266        (1,128)(A)             14,259
  Pricing fees                                                4,424                   1,943          (474)(A)              5,893
  Taxes (other than taxes on income)                          2,992                     467                                3,459
  Other                                                      12,328                   5,381          (825)(A)             16,884
                                                       -------------------------------------------------------------------------
                                                          5,561,201               1,290,231      (300,231)             6,551,201
  Less expenses absorbed or waived                         (518,570)                (78,757)      (21,099)(B)           (618,426)
  Less waived distribution expenses - Class A              (230,163)                      -        230,163(C)                  -
  Less expense paid indirectly                               (5,730)                 (2,975)        2,975(A)              (5,730)
                                                       --------------------------------------------------------------------------
  Total expenses                                          4,806,738               1,208,499       (88,192)             5,927,045
                                                       --------------------------------------------------------------------------

Net Investment Income                                    21,127,920               4,534,215        88,192             25,750,327
                                                       --------------------------------------------------------------------------

Net Realized and Unrealized Gain/(Loss) on
Investments:
   Net realized gain on investments                       2,988,364                 172,566             -              3,160,930
   Change in unrealized appreciation/
    (depreciation) of investments                        (7,385,302)             (1,964,445)            -             (9,349,747)
                                                       --------------------------------------------------------------------------
Net Realized and Unrealized Gain on
Investments                                              (4,396,938)             (1,791,879)            -             (6,188,817)

Change in Net Assets Resulting from
Operations                                             $ 16,730,982             $ 2,742,336      $ 88,192           $ 19,561,510
                                                         ========================================================================

A    Decrease to reflect appropriate expense levels by merging the Funds.

B    In addition to the fee waiver/fee  reimbursement currently in place for the
     Delaware  Tax-Free USA Fund through August 31, 2008, DMC has  contractually agreed to cap (the "Expense Cap") the net expenses of the combined Fund for at least one year after the  closing  date of the  Transaction  in order to ensure that the combined  Fund's net expenses  (excluding  inverse  floater program  expenses  related to the  Transaction)  do not exceed the Delaware
     Tax-Free  Florida  Insured Fund's net expenses  (excluding  inverse floater program expenses and the expenses related to the Transaction).  The Expense
     Cap also excludes taxes, interest,  brokerage fees, certain insurance costs and non-routine expenses. For purposes of these waivers and reimbursements, non-routine  expenses may also include such additional  costs and expenses, as may be agreed upon from time to time by the  combined  Fund's  Board and
     DMC.

C    Prior  to  April  21,  2006,  the  total  12b-1  fees to be paid by Class A shareholders  of the Fund was the sum of 0.10%  of the  average  daily  net assets  representing  shares that were  acquired  prior to June 1, 1992 and
     0.30% of the  average  daily  net  assets  representing  shares  that  were acquired on or after June 1, 1992. The Distributor waived the Class A 12b-1 fees  through  April 20,  2006 to 0.25% of average  daily net  assets.  The amount  of this  waiver is  disclosed  above as "Less  waived  distribution expenses - Class A."

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2006 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers two series:  Delaware  Tax-Free USA Fund and Delaware  Tax-Free
USA Intermediate  Fund. These financial  statements and related notes pertain to the Delaware Tax-Free USA Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended.  The Fund offers Class A, Class B and Class C shares. Class
A share  purchases of $1,000,000 or more will incur a contingent  deferred sales charge of up to 1% if  redeemed  during  the first two  years,  provided  that a financial advisor was paid a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4.00%
to zero  depending  upon the period of time the shares are held.  Class B shares will automatically  convert to Class A shares on a quarterly basis approximately eight years after purchase.  Class C shares are sold with a contingent  deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent  with prudent  investment  management and  preservation  of capital.

1. Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of  Delaware  Tax-Free  Florida  Insured  Fund by
Delaware  Tax-Free USA Fund. The following notes refer to the  accompanying  pro forma  financial  statements as if the  above-mentioned  acquisition of Delaware
Tax-Free  Florida Insured Fund by Delaware  Tax-Free USA Fund had taken place as of September 1, 2005.

Under the terms of the Agreement and Plan of Reorganization,  the combination of
Delaware  Tax-Free  Florida Insured Fund and Delaware  Tax-Free USA Fund will be accounted  for by a method of  accounting  for  tax-free  mergers of  investment companies.  The  acquisition  would  be  accomplished  by  an  acquisition  (the
"Transaction")  of the net assets of Delaware  Tax-Free  Florida Insured Fund in exchange  for shares of the Delaware  Tax-Free USA Fund at net asset value.  The statement of assets and liabilities  and the related  statement of operations of
Delaware  Tax-Free Florida Insured Fund and Delaware Tax-Free USA Fund have been combined as of and for the twelve months ended August 31, 2006.

The  accompanying pro forma financial  statements  should be read in conjunction with the financial  statements  of Delaware  Tax-Free  Florida  Insured Fund and
Delaware  Tax-Free  USA Fund included in their  annual  reports dated August 31,
2006.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures,  or with respect to foreign securities,  aftermarket trading or significant  events after local market trading (e.g.,  government  actions or pronouncements,  trading  volume  or  volatility  on  markets,  exchanges  among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

On July 13, 2006, the Financial  Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN
48 provides  guidance for how  uncertain  tax  positions  should be  recognized, measured,  presented, and disclosed in the financial statements. FIN 48 requires the  evaluation of tax positions  taken or expected to be taken in the course of preparing  the Fund's tax returns to  determine  whether the tax  positions  are
"more-likely-than-not"  of being sustained by the applicable tax authority.  Tax positions  not  deemed  to meet  the  more-likely-than-not  threshold  would  be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all  open  tax  years as of the  effective  date.  Although  the  Fund's  tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses  include,  but are not  limited  to,  interest  expense,  remarketing  fees,  liquidity  fees,  and trustees' fees from the Delaware  Tax-Free USA Fund's  participation  in inverse floater  programs where the Fund has  transferred  its own bonds to a trust that issues  floating rate  securities and inverse  floating rate  securities with an aggregate  principal amount equal to the principal of the transferred bonds. The
Fund receives the inverse  floating rate  securities  and cash from the trust in consideration  of the conveyance of the municipal  bonds to the trust.  The cash received is treated as a form of liability  for  accounting  purposes.  Interest expense is recorded by the Fund based on the interest  rate of the floating rate securities.  Remarketing  fees,  liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the year ended  August 31, 2006,  Delaware  Tax-Free USA Fund had an average daily liability from the participation in inverse floater programs of $7,500,000 and recorded interest expense at an average rate of 3.36%.

Other - Expenses  directly  attributable to the Fund are charged directly to the
Fund.   Other   expenses   common  to  various   funds   within   the   Delaware
Investments(R)Family  of Funds are  allocated  amongst the funds on the basis of average net assets.  Management  fees and some other  expenses are paid monthly.
Security  transactions  are recorded on the date the securities are purchased or sold (trade date) for financial  reporting  purposes.  Costs used in calculating realized gains and losses on the sale of investment  securities are those of the specific  securities  sold.  Interest  income is recorded on the accrual  basis.
Discounts  and premiums are  amortized to interest  income over the lives of the respective  securities.  The Fund declares  dividends  daily from net investment income and pays such dividends monthly and declares and pays  distributions from net realized gain on investments, if any, annually.

The Fund  receives  earnings  credits  from its  custodian  when  positive  cash balances are  maintained,  which are used to offset  custody fees.  The expenses paid under the above  arrangement  are included in the "custodian  fees" expense caption on the Statement of Operations  with the  corresponding  expense  offset shown as "expenses paid indirectly."

3. Allocation of Transaction Costs
The total costs of the Transaction  between  Delaware  Tax-Free  Florida Insured
Fund and Delaware  Tax-Free USA Fund are  estimated to be $87,380.  The costs of the  Transaction,  including costs of soliciting  proxies in connection with the shareholder meeting,  will be shared by the following parties in the percentages indicated:  30% by  Delaware  Tax-Free  Florida  Insured  Fund,  30% by Delaware
Tax-Free USA Fund and 40% by Delaware  Management  Company ("DMC"),  a series of
Delaware Management Business Trust.

4. Investment Management,  Administration Agreements and Other Transactions with
Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays DMC, the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual operating expenses,  exclusive of 12b-1 plan expenses, taxes, interest,  inverse
floater  program   expenses,   brokerage  fees,   certain  insurance  costs  and
non-routine expenses or costs, including,  but not limited to, those relating to
reorganizations,   litigation,   certain   Trustee   retirement  plan  expenses,
conducting  shareholder  meetings and liquidations  (collectively,  "non-routine expenses"),  do not exceed 0.61% of average daily net assets of the Fund through
August 31, 2008.  Prior to February 15, 2007,  DMC had  contractually  agreed to waive its fees and/or  reimburse  expenses in order to prevent  total  operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, non-routine expenses and certain  insurance costs) from exceeding 0.62% of the average daily net  assets  of the  Fund.  In  addition  to the  fee  waiver/fee  reimbursement currently in place for the Fund through August 31, 2008,  DMC has  contractually agreed to cap (the "Expense  Cap") the net expenses of the Fund for at least one year  after the  closing  date of the  Transaction  in order to ensure  that the
Fund's net expenses (excluding inverse floater program expenses and the expenses related to the Transaction) do not exceed the Delaware  Tax-Free Florida Insured
Fund's net expenses (excluding inverse floater program expenses and the expenses related to the  Transaction).  The Expense Cap also  excludes  taxes,  interest, brokerage fees, certain insurance costs and non-routine  expenses.  For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional  costs and  expenses,  as may be agreed upon from time to time by the
Fund's Board and DMC.

Delaware  Service  Company,   Inc.  ("DSC"),   an  affiliate  of  DMC,  provides
accounting, administration, dividend disbursing and transfer agent services. The
Fund pays DSC a monthly  fee  computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and  administration  services.  The Fund pays DSC a monthly fee based on the number of shareholder  accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were acquired  prior to June 1, 1992 and 0.25%,  of the average daily net assets representing  shares that were  acquired  on or after June 1, 1992.  All Class A shareholders  will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5. Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R)Family of
Funds (the  "Participants"),  participates  in a $225,000,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on
the  basis  of  each  Paticipant's   allocation  of  the  entire  facility.  The
Participants  may borrow up to a maximum of one third of their net assets  under the facility.  The Fund had no amount  outstanding  as of August 31, 2006, or at any time during the period.

6. Credit and Market Risks
The Fund  concentrates its investments in securities  issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may participate in inverse floater  programs where it transfers its own bonds to a trust that issues floating rate securities and inverse  floating rate securities  ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred  bonds. The inverse  floaters  received by the Fund are derivative  tax-exempt  obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated speed. Consequently,  the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a  portfolio's  sensitivity  to changes in interest  rates.  By holding  inverse floaters  with a  different  duration  than the  underlying  bonds that the Fund transferred to the trust,  the Fund seeks to adjust its portfolio's  sensitivity to changes in interest  rates.  The Fund may also invest in inverse  floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield  curve.  Such  securities  are denoted on the  Portfolio of
Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current  refunding." "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from Moody's,  S&P, and/or Fitch Ratings due to the strong credit quality of the  escrow  securities  and  the  irrevocable  nature  of  the  escrow  deposit agreement.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these securities may impair the Fund's ability to dispose of them in a timely  manner and at a fair price when it is  necessary or desirable to do
so. While maintaining oversight,  the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's  limitation on investments in illiquid assets.  At August
31, 2006, there were no Rule 144A securities in the Fund's  portfolio.  Illiquid securities have been identified on the Portfolio of Investments.

7. Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
     19, 2005)  incorporated  into this filing by  reference  to  Post-Effective
     Amendment No. 32 filed October 31, 2005.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and controlling  persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise,  the  Registrant  has been advised that in the opinion of the
     U.S.  Securities and Exchange  Commission such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification  against such liabilities (other than the  payment  by the  Registrant  of  expenses  incurred  or paid by a
     Trustee,  officer or controlling person of the Registrant in the successful defense of any action,  suit or  proceeding)  is asserted by such  Trustee, officer or  controlling  person in  connection  with the  securities  being registered,  the Registrant will,  unless in the opinion of its counsel the matter has been  settled  by  controlling  precedent,  submit to a court of appropriate jurisdiction the question whether such indemnification by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.  The following  exhibits are incorporated by reference to the
     Registrant's   previously  filed  registration   statements  on  Form  N-1A
     indicated below, except as noted:

     (1)  Copies of the charter of the Registrant as now in effect;

          (a)  Executed  Agreement and  Declaration of Trust (December 17, 1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 25 filed August 16, 1999.

          (b)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 25 filed August 16, 1999.

     (2)  Copies of the  existing  bylaws  or  corresponding  instrument  of the
          Registrant;

          (a)  Amended and Restated  By-Laws (May 19,  2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 32 filed
               October 31, 2005.

     (3)  Copies of any voting trust agreement  affecting more than 5 percent of any class of equity securities of the Registrant;

          Not applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it;

          (a)  Form  of  Agreement  and  Plan  of  Reorganization   between  the
               Registrant, on behalf of Delaware Tax-Free USA Fund, and Delaware
               Investments  Municipal  Trust, on behalf of its series,  Delaware
               Tax-Free  Florida Insured Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          (a)  Agreement and Declaration of Trust. Articles III, IV, V and VI of
               Agreement   and   Declaration   of  Trust   (December  17,  1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 25 filed August 16, 1999.

          (b)  By-Laws.  Article II of the Amended and Restated By-Laws (May 19,
               2005)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 32 filed October 31, 2005.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

          (a)  Executed  Investment  Management  Agreement  (November  1,  1999)
               between   Delaware   Management   Company   and  the   Registrant
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 27 filed October 27, 2000.

     (7)  Copies of each  underwriting  or  distribution  contract  between  the
          Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a)  Distribution Agreements.

               (i)  Executed  Distribution  Agreement  (April 19, 2001)  between
                    Delaware Distributors,  L.P. and the Registrant incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 28 filed October 31, 2001.

               (ii) Executed Third Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (January 1, 2007)  between  Lincoln
                    Financial Distributors, Inc. and Delaware Distributors, L.P.
                    on  behalf  of  the  Registrant   attached  as  Exhibit  No.
                    EX-99.7.a.ii.

               (iii) Dealer's  Agreement  (January 2001)  incorporated into this filing by reference to Post-Effective Amendment No. 29 filed
                    November 18, 2002.

               (iv) Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed November 18, 2002.

               (v)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed November 18, 2002.

               (vi) Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 31 filed
                    December 3, 2004.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the  Investment  Company Act of 1940, as amended (the
          "1940 Act") for securities and similar  investments of the Registrant, including the schedule of remuneration;

          (a)  Executed Global Custody  Agreement (May 1, 1996) between JPMorgan
               Chase Bank (formerly The Chase Manhattan Bank) and the Registrant incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 24 filed October 28, 1998.

               (i)  Executed  Amendment  (July 1,  2001) to the  Global  Custody
                    Agreement  between  JPMorgan  Chase Bank and the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed November 18, 2002.

               (ii) Executed Letter to add Delaware Tax-Free USA Fund,  Delaware
                    Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate
                    Fund to Schedule A of the Global Custody  Agreement  between
                    JPMorgan  Chase Bank and the  Registrant  incorporated  into this filing by reference to Post-Effective  Amendment No. 24 filed October 28, 1998.

               (iii) Executed  Amendment  No. 1 (July 17, 2003) to Schedule A of
                    the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 30 filed October 31, 2003.

     (10) Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any  agreements  with any  person  relating  to implementation  of the plan,  and copies of any plan  entered  into by
          Registrant  pursuant to Rule 18f-3 under the 1940 Act,  any  agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a)  Plan under Rule 12b-1 for Class A (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 28 filed October 31, 2001.

          (b)  Plan under Rule 12b-1 for Class B (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 28 filed October 31, 2001.

          (c)  Plan under Rule 12b-1 for Class C (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 28 filed October 31, 2001.

          (d)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October 31, 2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 33 filed December 29, 2005.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          (a)  Opinion and Consent of Counsel  (February  2007)  relating to the
               Registrant attached as Exhibit EX-99.11.a.

     (12) An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus;

          (a)  To be filed by amendment.

     (13) Copies of all  material  contracts of the  Registrant  not made in the ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a)  Executed  Shareholder Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 28 filed October 31, 2001.

               (i)  Executed  Schedule B (December  1, 2006) to the  Shareholder
                    Services Agreement attached as Exhibit No. EX-99.13.a.i.

               (ii) Executed  Letter  Amendment  to  the  Shareholder   Services
                    Agreement (August 23, 2002) incorporated into this filing by reference to  Post-Effective  Amendment No. 30 filed October
                    31, 2003.

          (b)  Executed  Delaware  Group  of  Funds  Fund  Accounting  Agreement
               (August 19, 1996) between Delaware Service Company,  Inc. and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 22 filed October 30, 1996.

               (i)  Executed Amendment No. 32 (January 9, 2007) to Schedule A to
                    the  Delaware  Investments  Family of Funds Fund  Accounting
                    Agreement attached as Exhibit No. EX-99.13.b.i.

               (ii) Executed  Schedule B (May 19, 2005) to Delaware  Investments
                    Family of Funds Fund Accounting Agreement  incorporated into this filing by reference to Post-Effective  Amendment No. 32 filed October 31, 2005.

          (c)  Form of Investment  Advisory Expense  Limitation Letter (February
               2007) between Delaware  Management  Company (a series of Delaware
               Management Business Trust) and the Registrant attached as Exhibit
               No. EX-99.13.c.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the  Securities  Act of 1933, as amended (the
          "1933 Act" or "Securities Act");

          (a)  Consent  of  Independent   Registered   Public   Accounting  Firm
               (February 2007) attached as Exhibit No. EX-99.14.a.

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not applicable.

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

          (a)  Powers of Attorney  (November  15, 2006)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 34 filed
               January 3, 2007.

     (17) Any additional exhibits which the Registrant may wish to file.

          (a)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (February  2006)  incorporated  by reference to the  Registration
               Statement  on Form N-14  (File No.  333-132604)  filed  March 21,
               2006.

          (b)  Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Business  Trust,   Delaware   Management   Company  and  Delaware
               Distributors,  L.P.) (February 2006) incorporated by reference to the  Registration  Statement  on Form N-14 (File No.  333-132604)
               filed March 21, 2006.

          (c)  Code of Ethics for Lincoln Financial Distributors, Inc. (December
               2005) incorporated by reference to the Registration  Statement on
               Form N-14 (File No. 333-132604) filed March 21, 2006.

Item 17. Undertakings.

     (1)  The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is part of this  registration  statement  by any  person  or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          Securities Act, the reoffering prospectus will contain the information called for by the  applicable  registration  form for  reofferings  by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration  statement  and will not be used until the  amendment  is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The undersigned Registrant agrees to file by Post-Effective  Amendment the opinion and consent of counsel  regarding the tax  consequences of the  proposed  reorganization  required  by Item  16(12)  of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities  Act of 1933, as amended,  (the "1933 Act"), the  Registration  Statement has been signed on behalf of the  Registrant in the
City of  Philadelphia  and the  Commonwealth of Pennsylvania on this 28th day of
February, 2007.

                                       DELAWARE GROUP TAX-FREE FUND

                                    By:      /s/ Patrick P. Coyne
                                                Patrick P. Coyne
                                     Chairman/President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

    Signature                    Title                            Date

/s/ Patrick P. Coyne         Chairman/President/Chief         February 28, 2007
Patrick P. Coyne             Exectutive Officer (Principal
                             Executive Officer) and Trustee

/s/ Thomas L. Bennett    *   Trustee                          February 28, 2007
Thomas L. Bennett

/s/ John A. Fry          *   Trustee                          February 28, 2007
John A. Fry

/s/ Anthony D. Knerr     *   Trustee                          February 28, 2007
Anthony D. Knerr

/s/ Lucinda S. Landreth  *   Trustee                          February 28, 2007
Lucinda S. Landreth

/s/ Ann R. Leven         *   Trustee                          February 28, 2007
Ann R. Leven

/s/ Thomas F. Madison    *   Trustee                          February 28, 2007
Thomas F. Madison

/s/ Janet L. Yeomans     *   Trustee                          February 28, 2007
Janet L. Yeomans

/s/ J. Richard Zecher    *   Trustee                          February 28, 2007
J. Richard Zecher

Richard Salus            *   Senior Vice President/Chief      February 28, 2007
Richard Salus                Financial Officer (Principal
                             Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                         (Delaware Group Tax-Free Fund)

Exhibit No.    Exhibit
--------------------------------------------------------------------------------
EX-99.7.a.ii   Executed Third Amended and Restated Financial Intermediary
               Distribution Agreement (January 1, 2007) between Lincoln
               Financial Distributors, Inc. and Delaware Distributors, L.P. on
               behalf of the Registrant

EX-99.11.a     Opinion and Consent of Counsel (February 2007) relating to the
               Registrant

EX-99.13.a.i   Executed Schedule B (December 1, 2006) to the Shareholder
               Services Agreement

EX-99.13.b.i   Executed Amendment No. 32 (January 9, 2007) to Schedule A to the
               Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.13.c     Form of Investment Advisory Expense Limitation Letter (February
               2007) between Delaware Management Company (a series of Delaware
               Management Business Trust) and the Registrant

EX-99.14.a     Consent of Independent Registered Public Accounting Firm
               (February 2007)

To vote by Telephone
(1) Read the Proxy Statement/Prospectus and have the Proxy card at hand.
(2) Call [1-866-xxx-xxxx].
(3) Follow the recorded instructions.

To vote by Internet
(1) Read the Proxy Statement/Prospectus and have the Proxy card at hand.
(2) Go to www.proxyweb.com.
(3) Follow the on-line instructions.

To vote by Mail
(1) Read the Proxy Statement/Prospectus.
(2) Check the appropriate box on the reverse side.
(3) Sign, date and return the Proxy card in the envelope provided.

  UNLESS YOU'RE VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND RETURN
            PROMPTLY IN THE RETURN ENVELOPE. NO POSTAGE IS REQUIRED.

              DELAWARE TAX-FREE FLORIDA INSURED FUND (THE "FUND")
         a series of Delaware Investments Municipal Trust (the "Trust")

                    MEETING OF SHAREHOLDERS - June 21, 2007
             PROXY SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST

The undersigned,  revoking previous proxies,  hereby appoint(s) A.G. Ciavarelli,
David F. Connor and Kathryn R.  Williams,  or any of them,  attorneys  with full power of substitution,  to vote all shares of the Fund, as indicated below, that the  undersigned is entitled to vote at the above stated Meeting of Shareholders to be held at the offices of Delaware Investments located at 2001 Market Street,
2nd Floor  Auditorium,  Philadelphia,  PA  19103-7055 on June 21, 2007 at [3:00]
p.m., Eastern Time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts,  then by that one. This proxy shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse  side.
Receipt of the Notice of Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED  BY THE FUND.  THE BOARD OF  TRUSTEES
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

                         Date: __________________, 2007

                               [GRAPHIC OMITTED]

              Signature(s) (Joint Owners) (Please sign within box)

THIS PROXY CARD IS ONLY VALID WHEN SIGNED:  To avoid the  additional  expense to the Fund of further solicitation,  please date and sign name(s) above as printed on this card to authorize the voting of your shares as  indicated.  Where shares are  registered  with joint  owners,  only one joint  owner  need sign.  Persons signing as executor, administrator,  trustee or other representative should give full title as such.

PLEASE FILL IN BOX AS SHOWN  USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  PLEASE
DO NOT USE FINE POINT PENS. [X]

Proposal:                                                                          For    Against   Abstain
1. To  approve  an  Agreement  and  Plan  of  Reorganization  between  Delaware
Investments  Municipal  Trust,  on  behalf  of the  Delaware  Tax-Free  Florida    [   ]   [   ]     [   ]
Insured Fund (the  "Acquired  Fund"),  and Delaware  Group  Tax-Free  Fund,  on
behalf  of the  Delaware  Tax-Free  USA  Fund  (the  "Acquiring  Fund"),  which provides for: (i) the  acquisition by the Acquiring Fund of  substantially  all of the assets of the Acquired  Fund,  in exchange  for shares of the  Acquiring
Fund;  (ii) the pro rata  distribution  of shares of the Acquiring  Fund to the shareholders  of the Acquired Fund; and (iii) the  liquidation  and dissolution of the Acquired Fund.

2. To vote upon any other  business as may properly  come before the Meeting or any adjournment thereof.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.